UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Strategic Partners Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2006

Date of reporting period:	1/31/2006

Item 1–	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Growth Allocation Fund

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

March 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Growth Allocation Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Asset Allocation Funds

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	8.57%	18.02%	22.81%	67.61%
Class B	8.17	17.25	18.45	59.01
Class C	8.17	17.25	18.45	59.01
Class M	8.25	17.34	N/A	24.97
Class R	8.51	17.87	N/A	25.76
Class X	8.15	17.23	N/A	24.96
Class Z	8.73	18.41	24.49	70.98
S&P 500 Index[3]	4.67	10.37	1.86	***
Prior Customized Blend[4]	8.50	15.41	21.77	****
Customized Blend[4]	7.88	14.70	12.80	*****
Lipper Multi-Cap Core Funds Average[5]	6.52	13.36	11.29	******

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		3.65%	2.60%	6.00%
Class B		3.85	2.80	6.04
Class C		7.75	2.98	6.04
Class M		3.02	N/A	11.46
Class R		9.44	N/A	15.87
Class X		2.92	N/A	11.46
Class Z		9.92	4.04	7.13
S&P 500 Index[3]		4.91	0.54	***
Prior Customized Blend[4]		6.56	3.65	****
Customized Blend[4]		7.64	2.21	*****
Lipper Multi-Cap Core Funds Average[5]		6.59	1.65	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/18/98; Class M, Class R, and Class X, 10/04/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Prior Customized Benchmark for Strategic Partners Growth Allocation Fund (Prior Customized Blend) is a model portfolio consisting of the S&P 500/Barra Value Index (25%), the S&P 500/Barra Growth Index (25%), the Russell 2000® Value Index (15%), the Russell 2000 Growth Index (15%), and the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (20%). Effective September 2005, the Customized Benchmark for Strategic Partners Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (80%) and the MSCI EAEF (20%). Each component of the Prior Customized Blend and the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments as per the Prior Customized Blend. The Prior Customized Blend and the Customized Blend do not reflect deductions for any sales charges or operating expenses of a mutual fund. The target asset allocations may have shifted since the most recent year ended.

5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Prior Customized Blend, and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Prior Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date. Classes M, R, and X have been in existence for less than one year, therefore the Since Inception average annual total returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are not presented for these classes.

***S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/06 are 22.72% for Classes A, B, C, and Z; and 17.62% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 2.55% for Classes A, B, C, and Z; and 11.51% for Classes M, R, and X.

****Prior Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/06 are 50.41% for Classes A, B, C, and Z; and 25.49% for Classes M, R, and X. Prior Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/05 are 5.17% for Classes A, B, C, and Z; and 15.13% for Classes M, R, and X.

*****Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/06 are 36.79% for Classes A, B, C, and Z; and 24.33% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/05 are 3.96% for Classes A, B, C, and Z; and 15.44% for Classes M, R, and X.

******Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/06 are 53.63% for Classes A, B, C, and Z; and 21.68% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/05 are 5.10% for Classes A, B, C, and Z; and 13.57% for Classes M, R, and X.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Strategic Partners Growth Allocation Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

4	Visit our website at www.strategicpartners.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2006, of various securities indexes that are generally considered representative of broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Strategic Partners Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, at the beginning of the period, and held through the six-month period ended January 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Growth Allocation Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,085.70	1.35%	$7.10
	Hypothetical	$1,000.00	$1,018.40	1.35%	$6.87

Class B	Actual	$1,000.00	$1,081.70	2.10%	$11.02
	Hypothetical	$1,000.00	$1,014.62	2.10%	$10.66

Class C	Actual	$1,000.00	$1,081.70	2.10%	$11.02
	Hypothetical	$1,000.00	$1,014.62	2.10%	$10.66

Class M	Actual	$1,000.00	$1,082.50	2.10%	$11.02
	Hypothetical	$1,000.00	$1,014.62	2.10%	$10.66

Class R	Actual	$1,000.00	$1,085.10	1.60%	$8.41
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

Class X	Actual	$1,000.00	$1,081.50	2.10%	$11.02
	Hypothetical	$1,000.00	$1,014.62	2.10%	$10.66

Class Z	Actual	$1,000.00	$1,087.30	1.10%	$5.79
	Hypothetical	$1,000.00	$1,019.66	1.10%	$5.60

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2006 (to reflect the six-month period).

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.3%
COMMON STOCKS

Advertising 0.1%
13,600	JC Decaux SA (France)(a)	$337,794
4,320	Marchex, Inc. (Class “B” Stock)	105,062

		442,856

Aerospace 2.2%
675	Alliant Techsystems, Inc.(a)	52,313
35,200	BAE Systems PLC (United Kingdom)(a)	261,130
10,900	Boeing Co. (The)	744,579
6,125	DRS Technologies, Inc.(a)	304,351
21,400	Empresa Brasileira de Aeronautica SA ADR (Brazil)	869,910
1,150	Esterline Technologies Corp.	47,576
7,319	General Dynamics Corp.	851,639
14,200	Lockheed Martin Corp.	960,630
9,200	Moog, Inc. (Class “A” Stock)	308,292
17,000	Northrop Grumman Corp.	1,056,210
13,700	Raytheon Co.	561,289
7,058	United Technologies Corp.	411,975

		6,429,894

Airlines 0.1%
1,300	Alaska Air Group, Inc.(a)	41,509
60,700	Qantas Airways Ltd. (Australia)	190,086

		231,595

Auto Components 0.2%
17,400	Delphi Corp.(a)	5,568
2,000	Magna International, Inc. (Class “A” Stock)	148,000
6,100	Paccar, Inc.	424,560

		578,128

Auto Related 0.1%
6,300	Navistar International Corp.(a)	171,360

Automobile Manufacturers 1.0%
8,300	Honda Motor Co. Ltd. (Japan)	471,233
28,200	Nissan Motor Co. Ltd. (Japan)	317,327
4,200	PSA Peugeot Citroen (France)	249,415

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

2,000	Renault SA (France)(a)	$188,835
33,800	Toyota Motor Corp. (Japan)	1,751,878

		2,978,688

Automobiles 0.2%
5,179	Toyota Motor Corp. ADR	537,114

Automotive Parts 0.5%
4,300	Autoliv, Inc.	210,657
3,900	Compagnie Generale des Establissements Michelin (Class “B” Stock) (France)	232,927
500	Georg Fischer AG (Switzerland)(a)	187,629
49,200	GKN PLC (United Kingdom)(a)	259,956
5,000	Lear Corp.	126,750
6,000	Valeo SA (France)	241,549
30,000	Yokohama Rubber Co. Ltd. (Japan)	169,558

		1,429,026

Banks 0.7%
21,000	Rogers Communications, Inc. (Class “B” Stock) (Canada)	923,664
26,300	Washington Mutual, Inc.	1,113,016

		2,036,680

Beverages 0.5%
4,800	Anheuser-Busch Cos., Inc.	198,912
16,800	Asahi Breweries Ltd. (Japan)	210,815
10,200	Coca-Cola Co. (The)	422,076
19,800	Coca-Cola Enterprises, Inc.	390,852
3,600	PepsiCo, Inc.	205,848

		1,428,503

Biotechnology 0.4%
10,740	Genzyme Corp.(a)	761,896
8,000	Illumina, Inc.(a)	171,520
8,400	Serologicals Corp.(a)	187,824
600	Syngenta AG (Switzerland)	76,264

		1,197,504

Broadcasting 0.9%
33,700	CBS Corp. (Class “B” Stock)	880,581
8,400	Clear Channel Communications, Inc.	245,868
48,700	Liberty Media Corp.(a)	407,132

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

5,800	McGraw-Hill Cos., Inc.	$296,032
38,800	Time Warner, Inc.(a)	680,164

		2,509,777

Building Materials 0.2%
3,960	Building Material Holding Corp.	313,513
16,410	Rollins, Inc.	352,651

		666,164

Business Services 0.5%
10,540	Barrett Business Services, Inc.(a)	281,418
250	BKF Capital Group, Inc.	3,245
3,460	Ctrip.com International Ltd. ADR (China)(a)	214,243
3,200	Fair Isaac Corp.	141,824
6,400	MPS Group, Inc.(a)	90,944
21,080	Optimal Group, Inc. (Class “A” Stock) (Canada)	400,520
2,600	Sybase, Inc.	56,134
7,500	URS Corp.(a)	320,850
300	WESCO International, Inc.(a)	14,379

		1,523,557

Cable Television 0.1%
5,800	Comcast Corp. (Class “A” Stock)	161,356

Chemicals 1.4%
5,800	Air Products & Chemicals, Inc.	357,802
21,000	Asahi Kasei Corp. (Japan)	143,037
6,800	BASF AG (Germany)	535,942
7,300	Bayer AG (Germany)	304,884
35,700	Denki Kagaku Kogyo KK (Japan)	162,819
1,500	Du Pont (E.I.) de Nemours	58,725
600	Eastman Chemical Co.	28,926
1,200	Givaudan SA (Switzerland)	853,690
33,100	Mitsubishi Chemical Holdings Corp. (Japan)	211,628
8,200	PPG Industries, Inc.	487,900
13,100	Praxair, Inc.(a)	690,108
3,500	Rohm and Haas Co.	178,150
5,300	Valspar Corp.	144,266

		4,157,877

Clothing & Apparel 0.8%
4,700	Adidas-Salomon AG (Germany)	982,903
17,495	Coach, Inc.(a)	628,945

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,610	Jos. A. Bank Clothiers, Inc.(a)	$236,355
2,100	NIKE, Inc. (Class “B” Stock)	169,995
11,400	Phillips-Van Heusen Corp.	411,882

		2,430,080

Commercial Banks 1.8%
10,000	Alliance & Leicester PLC (United Kingdom)(a)	178,613
62,907	Bank of America Corp.	2,782,376
12,300	Commonwealth Bank of Australia (Australia)	416,426
30,900	KeyCorp	1,093,551
1,100	Societe Generale (France)	145,296
6,200	UnionBanCal Corp.	415,958
900	Verwalt & Privat-Bank AG (Switzerland)(a)	165,998

		5,198,218

Commercial Services 1.1%
1,250	Ace Cash Express, Inc.(a)	32,850
9,100	Adminstaff, Inc.	391,664
500	Consolidated Graphics, Inc.(a)	25,680
1,300	Dollar Thrifty Automotive Group, Inc.(a)	49,309
13,360	FirstService Corp. (Canada)	357,113
1,775	Healthcare Services Group, Inc.	34,737
19,800	Interserve PLC (United Kingdom)(a)	125,751
3,000	Kelly Services, Inc. (Class “A” Stock)	80,340
12,500	McGrath Rentcorp	405,750
8,600	McKesson Corp.	455,800
925	Monro Muffler Brake, Inc.(a)	31,422
5,800	Moody’s Corp.	367,256
106,500	Pilkington PLC (United Kingdom)	295,565
8,470	Steiner Leisure Ltd.	328,805
375	Strayer Education, Inc.	33,210
1,150	Team, Inc.	34,730
11,590	TNS, Inc.(a)	238,059
1,175	US Concrete, Inc.	14,241

		3,302,282

Commercial Services & Supplies 0.4%
55,600	Cendant Corp.	930,744
7,700	Waste Management, Inc.	243,166

		1,173,910

Computer Hardware 1.9%
4,300	Advanced Mirco Devices, Inc.(a)	179,998
1,400	Affiliated Computer Services, Inc. (Class “A” Stock)(a)	87,640

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

32,346	Apple Computer, Inc.(a)	$2,442,446
3,300	Computer Sciences Corp.(a)	167,310
1,700	Dell, Inc.(a)	49,827
800	DST Systems, Inc.(a)	45,328
5,400	EMC Corp.(a)	72,360
31,100	Hewlett-Packard Co.	969,698
5,900	International Business Machines Corp.	479,670
2,058	Logitech International SA (Switzerland)(a)	87,491
6,430	M-Systems Flash Disk Pioneers (Israel)(a)	186,341
400	NCR Corp.(a)	14,860
1,100	Reynolds & Reynolds Co. (Class “A” Stock)	31,240
500	Synaptics, Inc.(a)	13,760
6,100	Synopsys, Inc.	134,871
30,460	Synplicity, Inc.	286,933
2,225	Tyler Technologies, Inc.(a)	19,358
20,100	Western Digital Corp.(a)	439,386

		5,708,517

Computer Networking
100	Network Appliance, Inc.(a)	3,120
3,480	SafeNet, Inc.(a)	109,342

		112,462

Computer Services & Software 1.0%
9,100	Autodesk, Inc.	369,369
19,010	Bottomline Technologies, Inc.	218,995
9,840	Concur Technologies, Inc.(a)	162,557
17,500	Epicor Software Corp.(a)	232,750
18,280	Global Payments, Inc.	931,000
9,400	Oracle Corp.(a)	118,158
12,930	PDF Solutions, Inc.(a)	229,249
9,600	Retalix Ltd.	247,680
10,620	Ultimate Software Group, Inc.(a)	232,047
9,570	Witness Systems, Inc.(a)	190,826

		2,932,631

Computer Systems/Hardware
4,300	Radiant Systems, Inc.(a)	60,200

Construction 2.1%
3,300	Bouygues SA (France)	180,932
200	Centex Corp.	14,278
1,000	Ciments Francais SA (France)(a)	139,135

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

1,150	Dycom Industries, Inc.	$28,359
14,423	Fraport AG (Germany)	918,372
25,000	Hanson PLC (United Kingdom)	288,645
10,200	Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	493,884
5,100	JS Group Corp. (Japan)	107,169
9,402	KB Home	716,433
28,137	Lennar Corp. (Class “A” Stock)	1,760,251
1,100	Lennar Corp. (Class “B” Stock)	63,569
6,100	Meritage Homes Corp.(a)	369,050
11,300	Standard - Pacific Corp.	439,570
35,900	Taylor Woodrow PLC (United Kingdom)	249,079
7,000	Toll Brothers, Inc.(a)	238,000
700	USG Corp.(a)	66,640
4,400	Winnebago Industries	137,764

		6,211,130

Construction Materials 0.1%
70,600	CSR Ltd. (Australia)	226,977

Consumer Products 0.2%
32,700	Shiseido Co. Ltd. (Japan)	627,211

Consumer Products & Services 1.6%
1,500	American Greetings Corp. (Class “A” Stock)	30,615
6,590	Central Garden & Pet Co.	326,732
7,000	Colgate-Palmolive Co.	384,230
4,700	Elizabeth Arden, Inc.(a)	99,358
5,000	Harman International Industries, Inc.	550,000
17,300	Hitachi Koko Co. Ltd. (Japan)	308,231
39,770	Procter & Gamble Co.	2,355,577
5,700	Scotts Co. (The) (Class “A” Stock)	282,150
7,000	Snap-On, Inc.	280,910

		4,617,803

Consumer Services 0.1%
2,200	Corporate Executive Board Co. (The)	185,108

Distribution/Wholesale 0.3%
58,800	Marubeni Corp. (Japan)	313,787
6,275	Watsco, Inc.	443,894

		757,681

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Diversified 0.8%
60,400	General Electric Co.	$1,978,100
2,200	Ingersoll-Rand Co. Ltd. (Class “A” Stock) (Bermuda)	86,394
1,300	ITT Industries, Inc.	133,250

		2,197,744

Diversified Financial Services 0.1%
120	Ameriprise Financial, Inc.	4,883
9,300	JPMorgan Chase & Co.	369,675

		374,558

Diversified Operations 0.4%
8,000	3M Co.	582,000
174,200	China Merchants Holdings International Co. Ltd. (China)	452,468
38,000	IFIL—Investments SpA (Italy)	185,755

		1,220,223

Diversified Telecommunication Services 0.1%
14,300	Koninklijke (Royal) KPN NV (Netherlands)	138,145
73,000	Telestra Corp. Ltd. (Australia)	220,301

		358,446

Drugs & Medicine 0.1%
14,100	Endo Pharmaceuticals Holdings, Inc.(a)	404,670

Education 0.1%
3,960	Laureate Education, Inc.	206,316
5,320	Universal Technical Institute, Inc.(a)	194,446

		400,762

Electric Utilities 0.4%
2,800	Entergy Corp.	194,628
4,100	FirstEnergy Corp.	205,410
18,400	FPL Group, Inc.	768,936

		1,168,974

Electronic Components 4.4%
26,700	Archer-Daniels-Midland Co.	841,050
50,400	AT&T, Inc.	1,307,880
3,620	Axsys Technologies, Inc.(a)	59,730
2,995	Broadcom Corp. (Class “A” Stock)(a)	204,259
11,400	Checkpoint Systems, Inc.	307,458

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

7,700	Deere & Co.	$552,552
15,000	Dow Chemical Co.	634,500
1,325	EDO Corp.	36,610
2,700	Emerson Electric Co.	209,115
5,100	Energizer Holdings, Inc.(a)	275,961
11,700	Fannie Mae	677,898
17,400	FLIR Systems, Inc.(a)	412,380
34,000	Hitachi Ltd. (Japan)	239,700
9,400	Hosiden Corp. (Japan)	111,305
5,260	Intermagnetics General Corp.	212,188
1,325	International Displayworks, Inc.(a)	8,599
4,820	Itron, Inc.(a)	230,733
9,200	Johnson Controls, Inc.	637,008
12,200	Kansai Electric Power Co., Inc. (The) (Japan)	274,046
7,900	Kimberly-Clark Corp.	451,248
22,600	Masco Corp.	670,090
16,400	McDonald’s Corp.	574,164
23,600	Merck & Co., Inc.	814,200
2,225	Pike Electric Corp.(a)	39,983
51,500	Sanmina-SCI Corp.(a)	216,815
13,500	Secom Co. Ltd. (Japan)	698,564
30,310	SRS Labs, Inc.	183,376
4,680	Supertex, Inc.(a)	140,353
13,475	TT Electronics PLC (United Kingdom)(a)	40,753
16,800	TXU Corp.	850,752
12,500	Valero Energy Corp.	780,375
200	Xilinx, Inc.	5,632

		12,699,277

Electronic Components & Equipment 0.3%
45,500	Sharp Corp. (Japan)	831,998

Electronic Equipment & Instruments
9,000	Alps Electric Co. Ltd. (Japan)	127,053

Entertainment 0.2%
10,000	Capcom Co. Ltd. (Japan)	110,737
16,000	OPAP SA (Greece)	601,550

		712,287

Entertainment & Leisure 0.4%
1,700	Carnival Corp. (Panama)	87,992
24,590	Century Casinos, Inc.	225,736

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

2,675	K2, Inc.(a)	$31,833
2,000	Mattel, Inc.	33,000
23,300	Mikohn Gaming Corp.	174,983
13,190	Scientific Games Corp. (Class “A” Stock)	422,739
30,560	Shanks Group PLC (United Kingdom)	92,423
9,700	TUI AG (Germany)	205,919

		1,274,625

Environmental Services 0.2%
16,800	Allied Waste Industries, Inc.(a)	152,712
9,400	Republic Services, Inc.	355,790
1,450	Waste Connections, Inc.(a)	50,663

		559,165

Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	717

Farming & Agriculture 0.3%
25,100	AWB Ltd. (Australia)	96,112
282,300	Chaoda Modern Agriculture Holdings Ltd.(a)	173,759
6,300	Monsanto Co.	533,043

		802,914

Financial—Bank & Trust 6.1%
9,962	ABN AMRO Holding NV (Netherlands)	276,608
10,350	Astoria Financial Corp.	298,080
3,100	Banche Popolari Unite Scpa (Italy)	72,703
15,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	313,036
11,500	Banco Santander Central Hispano SA (Spain)	165,456
67,500	Bank of Fukuoka Ltd. (The) (Japan)	580,602
93,204	Bank of Yokohama Ltd. (The) (Japan)	754,817
5,700	BankUnited Financial Corp. (Class “A” Stock)	160,170
119,800	Barclays PLC (United Kingdom)	1,280,885
1,100	BB & T Corp.(a)	42,944
7,700	BNP Paribas (France)	686,782
6,850	Boston Private Financial Holdings, Inc.	209,199
33,900	Bradford & Bingley PLC (United Kingdom)	250,431
500	Compass Banshares, Inc.	24,360
5,600	Credit Agricole SA (France)	197,681
7,300	Danske Bank SA (Denmark)	256,404
5,000	Deutsche Bank AG (Germany)(a)	536,977
3,400	Dexia (Belgium)	83,581
1,500	Downey Financial Corp.	98,220

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

8,800	Fortis (Belgium)	$306,151
33,300	HBOS PLC (United Kingdom)	585,598
11,700	ICICI Bank Ltd. ADR (India)	367,614
143,600	Lloyds TSB Group PLC (United Kingdom)	1,301,599
1,300	Marshall & Ilsley Corp.	54,522
1,050	MB Financial, Inc.	36,823
12,200	Mellon Financial Corp.	430,294
1,500	Natexis Banques Populaires (France)(a)	280,883
48,400	Nordea Bank AB (Sweden)	521,023
15,200	North Fork Bancorporation, Inc.	390,944
4,500	Oriental Financial Group, Inc.	61,965
8,700	Pacific Capital Bancorp	320,073
3,912	Promise Co. Ltd. (Japan)	226,773
3,520	Republic Bancorp, Inc.	45,584
24,500	Royal Bank of Scotland Group PLC (United Kingdom)	758,392
18,400	San Paolo—IMI SpA (Italy)	299,385
4,600	State Street Corp.	278,116
6,500	Sterling Financial Corp. (WA)	182,130
52,300	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	575,588
1,400	TCF Financial Corp.	34,986
24,200	U.S. Bancorp	723,822
13,300	UBS AG (Switzerland)	1,447,040
13,400	UBS AG (Switzerland) (virt-x)	1,456,920
2,325	UCBH Holdings, Inc.	40,339
2,400	Wachovia Corp.	131,592
12,200	Wells Fargo & Co.	760,792
1,300	Zions Bancorporation	102,791

		18,010,675

Financial—Brokerage
5,000	TD Ameritrade Holding Corp.	101,200

Financial Services 6.4%
6,200	Accredited Home Lenders Holding Co.(a)	325,686
31,800	AmeriCredit Corp.	914,568
1,300	Capital One Financial Corp.	108,290
4,000	Chicago Mercantile Exchange Holdings, Inc.	1,693,000
6,500	CIT Group, Inc.	346,710
52,800	Citigroup, Inc.	2,459,424
29,087	Countrywide Financial Corp.	972,669
6,800	Deutsche Boerse AG (Germany)	860,184
13,400	Eaton Vance Corp.	386,188
13,900	Euronext NV (France)	855,512
650	Financial Federal Corp.	29,088

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

14,700	Goldman Sachs Group, Inc.	$2,076,375
177,300	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	865,045
8,900	Irish Life & Permanent PLC (Ireland)	189,801
11,600	Japan Securities Finance Co. Ltd. (Japan)	132,410
9,200	Jefferies Group, Inc.	501,124
14,151	Lehman Brothers Holdings, Inc.	1,987,508
8,600	Merrill Lynch & Co., Inc.	645,602
8,900	Morgan Stanley Dean Witter & Co.	546,905
22,190	Online Resources Corp.(a)	295,127
3,620	Portfolio Recovery Associates, Inc.(a)	178,285
8,980	PrivateBancorp, Inc.	339,534
8,900	Raymond James Financial, Inc.	378,784
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	85,163
20,800	SLM Corp.	1,163,968
1,300	Student Loan Corp. (The)	284,700
4,100	Takefuji Corp. (Japan)	246,759

		18,868,409

Financials 0.1%
7,100	E*trade Group Corp.(a)	168,909

Food & Staples Retailing 0.2%
20,100	Albertson’s, Inc.	505,515

Food Products 0.7%
77,300	Cadbury Schweppes PLC (United Kingdom)	759,097
20,900	ConAgra Foods, Inc.	433,257
10,300	Kraft Foods, Inc. (Class “A” Stock)	303,232
7,800	Sara Lee Corp.	142,584
7,100	Unilever PLC (United Kingdom)	299,407

		1,937,577

Foods 0.8%
600	Campbell Soup Co.	17,958
12,500	Carrefour SA (France)	590,262
1,825	Corn Products International, Inc.	49,768
11,800	Dairy Crest Group PLC (United Kingdom)(a)	103,702
1,500	Danisco AS (Denmark)(a)	114,407
8,700	Dean Foods Co.(a)	329,991
500	H.J. Heinz Co.	16,970
300	Kellogg Co.	12,870
14,400	Kroger Co. (The)(a)	264,960
46,600	Northern Foods PLC (United Kingdom)	112,332
1,000	Sysco Corp.	30,680

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

20,300	Tate & Lyle PLC (United Kingdom)	$208,016
111,900	Tesco PLC (United Kingdom)	633,047

		2,484,963
Furniture 0.1%
9,300	Electrolux AB, Series B (Sweden)	248,601

Healthcare Providers & Services 0.1%
1,000	Express Scripts, Inc.(a)	91,290
23,000	Tenet Healthcare Corp.(a)	167,210

		258,500

Healthcare Services 2.7%
6,100	Aetna, Inc.(a)	590,480
4,850	Amedisys, Inc.(a)	219,947
8,700	American Healthways, Inc.(a)	388,716
11,500	AMERIGROUP Corp.(a)	256,680
13,880	AMN Healthcare Services, Inc.(a)	279,960
9,000	Covance, Inc.	511,290
35,250	Five Star Quality Care	301,387
700	Fresenius AG (Germany)	109,346
8,800	HCA, Inc.	431,904
20,860	Healthgrades.Com, Inc.(a)	122,863
4,150	Healthsouth Rehabilitation Corp.(a)	20,045
4,000	Humana, Inc.	223,080
750	LHC Group Inc.(a)	11,925
5,170	Matria Healthcare, Inc.	220,604
650	Pediatrix Medical Group, Inc.(a)	56,992
5,840	Providence Service Corp. (The)	166,907
9,800	Quest Diagnostics, Inc.	484,414
9,700	Sunrise Senior Living, Inc.	352,595
1,000	Triad Hospitals, Inc.(a)	41,060
52,500	UnitedHealth Group, Inc.	3,119,550

		7,909,745

Hotels & Motels 0.8%
3,700	Choice Hotels International, Inc.	175,861
3,300	Hilton Hotels Corp.	82,269
700	Hospitality Properties Trust	30,009
26,600	MGM Mirage(a)	985,796
2,296	Station Casinos, Inc.	153,488
14,300	Wynn Resorts Ltd.(a)	923,494

		2,350,917

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Hotels, Restaurants & Leisure 0.6%
3,921	Harrah’s Entertainment, Inc.	$288,586
30,109	Yum! Brands, Inc.	1,489,492

		1,778,078

Household Durables 0.1%
7,400	Alpine Electronics, Inc. (Japan)	100,555
2,700	Fortune Brands, Inc.	202,392

		302,947

Industrial Conglomerates 0.3%
80,000	Citic Pacific Ltd. (Hong Kong)	237,182
30,500	Tyco International Ltd. (Bermuda)	794,525

		1,031,707

Industrial Products 0.2%
6,500	Harsco Corp.	514,930
49,200	Kurabo Industries Ltd. (Japan)	169,445

		684,375

Insurance 5.0%
15,400	Aegon NV (Netherlands)	248,888
1,100	AFLAC, Inc.	51,645
17,900	Allstate Corp. (The)	931,695
3,100	AMBAC Financial Group, Inc.	238,111
3,900	American International Group, Inc.	255,294
28,300	Amerisafe, Inc.(a)	289,792
1,600	Aon Corp.	54,752
4,700	Assurant, Inc.	215,824
28,400	Aviva PLC (United Kingdom)	364,025
3,500	Baloise Holding (Switzerland)	221,753
3,100	Chubb Corp.	292,485
2,800	CNP Assurances (France)	243,274
4,800	Commerce Group, Inc.	258,720
4,850	Delphi Financial Group, Inc. (Class “A” Stock)	231,151
19,500	Genworth Financial, Inc. (Class “A” Stock)	638,820
4,800	Hanover Insurance Group, Inc. (The)	232,560
5,000	Hartford Financial Service Group, Inc.	411,150
1,762	HCC Insurance Holdings, Inc.(a)	54,728
1,275	Hilb, Rogal & Hobbs Co.	49,572
16,800	ING Groep NV (Netherlands)	599,577
91,200	Legal & General PLC (United Kingdom)	203,213

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,500	Lincoln National Corp.	$190,855
4,000	Loews Corp.(a)	394,760
6,600	Marsh & McLennan Cos., Inc.	200,574
10,100	MBIA, Inc.	621,756
25,800	MetLife, Inc.	1,294,128
44	Millea Holdings, Inc. (Japan)	843,954
5,250	Navigators Group, Inc.(a)	234,518
103,800	Old Mutual PLC (United Kingdom)(a)	355,473
5,600	Philadelphia Consolidated Holding Corp.(a)	544,040
3,785	Progressive Corp. (The)	397,576
4,800	Protective Life Corp.	215,760
32,500	St. Paul Travelers Cos., Inc. (The)	1,474,850
2,600	Torchmark Corp.	145,860
6,300	Tower Group, Inc.	121,023
6,900	United Fire & Casualty Co.	283,038
25,100	UnumProvident Corp.	510,283
2,300	W.R. Berkely Corp.	113,620
200	XL Capital Ltd. (Class “A” Stock)	13,532
2,200	Zurich Financial Services AG (Switzerland)(a)	481,833

		14,524,462

Internet & Online
4,500	Novell, Inc.(a)	43,830

Internet Services 1.4%
22,340	CyberSource Corp.(a)	193,464
17,910	Digitas, Inc.	234,442
6,270	Equinix, Inc.	294,251
275	F5 Networks, Inc.(a)	17,793
1,950	Google, Inc. (Class “A” Stock)(a)	844,837
53,700	Intel Corp.	1,142,199
7,700	j2 Global Communications, Inc.(a)	367,675
18,420	Keynote Systems, Inc.	233,013
9,770	Openwave Systems, Inc.(a)	210,641
13,730	RADVision Ltd.(a)	249,062
4,700	Symantec Corp.(a)	86,386
1,075	Vignette Corp.	18,211
10,970	WebSideStory, Inc.(a)	221,046

		4,113,020

Investment Company 0.5%
37,800	Korea Fund, Inc. (The) (Korea)	1,504,440

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

IT Services 0.4%
42,100	Electronic Data Systems Corp.	$1,060,499

Leisure Equipment & Products 0.1%
8,300	Eastman Kodak Co.	208,330

Machinery 0.2%
14,160	Intevac, Inc.(a)	225,286
500	Rieter Holdings AG (Switzerland)	164,652
6,200	SPX Corp.	295,802

		685,740

Machinery & Equipment 0.9%
1,325	Briggs & Stratton Corp.	46,097
5,600	Bucyrus International, Inc. (Class “A” Stock)	342,664
22,018	Caterpillar, Inc.	1,495,022
15,020	Hexel Corp.(a)	313,467
1,100	Joy Global, Inc.	59,444
4,400	MAN AG (Germany)(a)	252,845
1,200	Nordson Corp.	54,504
1,600	Stork NV (Netherlands)	71,354

		2,635,397

Manufacturing 0.1%
200	Danaher Corp.	11,328
3,200	Eaton Corp.	211,840
5,950	Jacuzzi Brands, Inc.(a)	56,466
700	Parker Hannifina Corp.	53,039

		332,673

Media 0.9%
300	DirectTV Group Inc. (The)(a)	4,149
1,200	EchoStar Communications Corp. (Class “A” Stock)	33,120
1,800	EW Scripps Co. (Class “A” Stock)	87,012
14,500	Gannett Co., Inc.	896,100
19,500	News Corp. (Class “A” Stock)	307,320
5,400	Scholastic Corp.(a)	162,270
21,700	Shaw Communications, Inc. (Class “B” Stock) (Canada)	527,711
18,248	Sogecable SA (Spain)	748,378

		2,766,060

Medical Equipment 0.1%
5,910	Neurometrix, Inc.(a)	203,954

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Medical Supplies & Equipment 2.9%
6,860	Adeza Biomedical Corp.(a)	$151,880
2,530	Angiodynamics, Inc.(a)	71,118
1,100	Bausch & Lomb, Inc.	74,305
300	Baxter International, Inc.	11,055
3,400	Becton Dickinson & Co.	220,320
1,300	Boston Scientific Corp.(a)	28,431
400	Charles River Laboratories International, Inc.(a)	18,452
7,800	Cooper Cos., Inc.	432,354
4,000	Eli Lilly & Co.	226,480
26,450	Encore Medical Corp.	142,301
2,000	Guidant Corp.	147,200
13,990	I-Flow Corp.(a)	222,161
9,030	Immucor, Inc.(a)	271,352
1,125	Invacare Corp.	38,914
23,900	Johnson & Johnson	1,375,206
6,000	Laserscope(a)	161,820
3,460	LCA-Vision, Inc.	194,348
7,330	Lifeline Systems, Inc.(a)	344,510
50	Medical Action Industries, Inc.	1,113
27,257	Medtronic, Inc.	1,539,203
6,070	Merge Technologies, Inc.(a)	160,248
6,000	Nipro Corp. (Japan)	89,459
9,370	NuVasive, Inc.(a)	172,314
45,160	Orthovita, Inc.	207,284
8,798	PolyMedica Corp.	349,457
2,600	Sepracor, Inc.(a)	147,966
5,800	SonoSite, Inc.	228,172
17,670	Spectranetics Corp.	182,708
9,900	St. Jude Medical, Inc.(a)	486,387
9,900	WellPoint, Inc.(a)	760,320
400	Zimmer Holdings, Inc.(a)	27,580

		8,484,418

Metals & Mining 2.1%
30,000	Alcoa, Inc.	945,000
2,600	Birch Mountain Resources Ltd.(a)	18,720
38,800	Bluescope Steel Ltd. (Australia)	230,359
1,000	Boehler-Uddeholm AG (Austria)(a)	193,331
1,325	Century Aluminum Co.	45,156
304,907	China Shenhua Energy Co. Ltd. (China)(a)	404,826
7,891	Companhia Vale Do Rio Doce ADR (Brazil)	404,572
1,650	Gibraltar Industries, Inc.	44,599

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

40,900	NSK Ltd. (Japan)	$302,989
1,438	Peabody Energy Corp.	143,095
3,000	Phelps Dodge Corp.	481,500
11,100	Rautaruukki Oyj (Finland)	335,317
17,100	Rio Tinto PLC (United Kingdom)	872,173
5,200	Salzgitter AG (Germany)(a)	357,013
5,500	Southern Peru Copper Corp.	479,050
11,200	ThyssenKrup AG (Germany)	286,621
11,200	Timken Co.	405,104
3,900	United States Steel Corp.	233,025

		6,182,450

Multi-Utilities 0.1%
4,500	Public Service Enterprise Group	313,290

Multiline Retail 0.3%
30,000	Next PLC (United Kingdom)	924,908

Multimedia 0.2%
15,700	Viacom, Inc. (Class “B” Stock)(a)	651,236

Networking/Telecom Equipment 0.3%
31,300	Corning, Inc.(a)	762,155

Office Equipment 0.1%
8,700	Ricoh Co. Ltd. (Japan)	149,444

Oil, Gas & Consumable Fuels 8.7%
1,600	Anadarko Petroleum Corp.	172,512
12,200	Apache Corp.(a)	921,466
2,800	Ashland, Inc.	184,576
13,300	BP PLC (United Kingdom)	159,947
15,200	BP PLC ADR (United Kingdom)	1,099,112
3,200	Burlington Resources, Inc.	292,032
13,450	Cabot Oil & Gas Corp.	693,616
15,100	Canadian Natural Resources Ltd. (Canada)	935,920
14,000	ChevronTexaco Corp.	831,320
1,531,900	China Petroleum & Chemical Corp. (China)	933,032
1,800	Cia Espanola de Petroleos (Spain)	97,334
21,200	ConocoPhillips	1,371,640
58,200	Cosmo Oil Co. Ltd. (Japan)	304,135
5,300	Devon Energy Corp.	361,513
1,200	Energy Partners Ltd.(a)	33,684
18,300	ENI SpA (Italy)	553,265

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

900	ENSCO International, Inc.	$46,008
8,200	EOG Resources, Inc.	693,228
33,800	ExxonMobil Corp.	2,120,950
375	GMX Resources, Inc.	18,041
29,720	Grey Wolf, Inc.(a)	261,536
9,883	Halliburton Co.	786,193
7,400	Headwaters, Inc.(a)	255,300
2,500	Helmerich & Payne, Inc.	195,900
5,900	Houston Exploration Co.(a)	366,331
2,320	Hydril Co.(a)	191,052
7,600	Lukoil ADR (Russia)	582,920
5,180	Maverick Tube Corp.(a)	247,863
700	Nabors Industries Ltd. (Bermuda)(a)	56,875
48,000	Nippon Oil Corp. (Japan)	380,956
3,800	Norsk Hydro ASA (Norway)(a)	466,389
10,200	Occidental Petroleum Corp.	996,642
7,000	Oceaneering International, Inc.(a)	415,870
7,375	Oil States International, Inc.(a)	301,637
7,800	Oneok, Inc.	220,428
83,000	Osaka Gas Co. Ltd. (Japan)	298,589
6,720	Patterson-UTI Energy, Inc.	252,806
1,425	Petrohawk Energy Corp.	22,800
1,900	Pioneer Natural Resources Co.	100,890
15,000	Repsol YPF SA (Spain)	406,652
500	Rowan Cos., Inc.	22,415
14,200	Royal Dutch Shell PLC (Class “A” Stock) (Netherlands)	483,491
20,700	Royal Dutch Shell PLC (Class “B” Stock) (Netherlands)	742,403
30,700	Santos Ltd. (Australia)	304,945
16,000	Schlumberger Ltd. (Netherlands)	2,039,200
1,075	Southwestern Energy Co.(a)	46,376
5,200	Sunoco, Inc.	495,040
10,740	Superior Energy Services, Inc.	291,591
7,300	Swift Energy Co.(a)	360,766
2,600	Tesoro Corp.	188,422
173,000	Tokyo Gas Co. Ltd. (Japan)	803,759
500	Total SA (Class “B” Stock) (France)	138,042
4,206	Transocean, Inc. (Cayman Islands)(a)	341,317
4,230	Unit Corp.(a)	252,531
1,800	Universal Compression Holdings, Inc.(a)	86,400
2,700	Weatherford International Ltd.	120,906
1,025	Whiting Petroleum Corp.(a)	47,458
1,100	XTO Energy, Inc.	53,988

		25,450,010

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Paper & Forest Products 0.2%
900	Bowater, Inc.	$24,606
19,900	Hokuetsu Paper Mills Ltd. (Japan)	101,616
3,100	International Paper Co.	101,153
23,900	Rengo Co. Ltd. (Japan)	141,397
1,600	Smurfit-Stone Container Corp.(a)	20,464
500	Temple-Inland, Inc.	23,450
2,600	Weyerhaeuser Co.	181,376

		594,062

Pharmaceuticals 5.5%
2,300	Allergan, Inc.	267,720
9,400	AmerisourceBergen Corp.	410,216
12,300	Amgen, Inc.(a)	896,547
8,694	Amylin Pharmaceuticals, Inc.(a)	368,625
4,200	AstraZeneca PLC (United Kingdom)	203,384
5,075	Barr Pharmaceuticals, Inc.(a)	332,818
28,404	Genentech, Inc.(a)	2,440,472
46,800	GlaxoSmithKline PLC (United Kingdom)	1,197,246
29,000	Kaken Pharmaceutical Co. Ltd. (Japan)	234,858
5,700	Kos Pharmaceuticals, Inc.(a)	249,717
25,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	199,267
8,950	Lifecell Corp.(a)	194,215
6,150	Martrixx Initatives, Inc.(a)	152,704
200	Medco Health Solutions, Inc.(a)	10,820
4,300	Merck KGAA (Germany)	448,372
12,200	Novartis AG (Switzerland)	669,905
13,900	Novo Nordisk SA (Class “B” Stock) (Denmark)	778,439
72,700	Pfizer, Inc.	1,866,936
10,300	Pharmaceutical Product Development, Inc.	712,554
5,300	Roche Holding AG (Switzerland)	837,420
10,900	Rohto Pharmaceutical Co. Ltd. (Japan)(a)	131,947
11,140	Salix Pharmaceuticals Ltd.(a)	193,725
13,300	Sanofi-Aventis SA (France)	1,219,390
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	278,385
21,600	Teva Pharmaceutical Industries Ltd. ADR (Israel)	920,808
8,680	Viropharma, Inc.(a)	201,463
300	Watson Pharmaceuticals, Inc.(a)	9,927
12,100	Wyeth	559,625

		15,987,505

Pharmaceuticals—Research & Manufacturing
6,400	Altus Pharmaceuticals, Inc.(a)	118,720

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Pipelines
3,300	Dynegy, Inc.(a)	$18,150

Real Estate 0.2%
425	CB Richard Ellis Group, Inc.(a)	26,826
6,669	St. Joe Co. (The)	423,148

		449,974

Real Estate Investment Trust 1.3%
8,100	Apartment Investment & Management Co. (Class “A” Stock)	344,412
2,675	Ashford Hospitality Trust(a)	32,742
1,100	Camden Property Trust	71,610
700	Centerpoint Properties Trust	34,748
900	Duke Realty Corp.	32,652
4,800	Entertainment Properties Trust	208,608
14,700	Equity Office Properties Trust	467,754
1,050	Healthcare Realty Trust, Inc.	36,792
2,775	Highland Hospitality Corp.	33,466
13,400	Host Marriot Corp.	267,330
13,430	KKR Financial Corp.(a)	300,698
1,300	Liberty Property Trust	58,838
2,600	Mack-Cali Realty Corp.	116,272
4,575	MFA Mortgage Investments, Inc.	29,646
8,800	New Century Financial Corp.	345,224
3,900	Plum Creek Timber Co.	144,066
9,800	ProLogis	501,956
525	Redwood Trust, Inc.	22,811
5,600	Simon Property Group, Inc.	463,904
3,800	SL Green Realty Corp.	319,352

		3,832,881
Registered Investment Companies
1,375	iShares Russell 2000 Value Index Fund	97,859

Restaurants 0.1%
6,900	Brinker International, Inc.	280,830
12,440	Cosi, Inc.	121,290

		402,120

Retail & Merchandising 3.7%
1,300	Abercrombie & Fitch Co.	86,307
14,600	Autonation, Inc.(a)	325,434
12,700	Boots Group PLC (United Kingdom)(a)	143,694
15,940	Cache, Inc.(a)	287,558

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

5,300	CEC Entertainment, Inc.(a)	$190,906
6,600	Chico’s FAS, Inc.(a)	287,496
16,500	Circuit City Stores, Inc.	415,965
12,564	CVS Corp.	348,777
10,900	Darden Restaurants, Inc.	443,194
21,800	David Jones Ltd. (Australia)	35,870
3,300	Dollar General Corp.	55,770
56,800	DSG International PLC (United Kingdom)	177,339
1,100	Federated Department Stores, Inc.	73,293
18,799	Home Depot, Inc. (The)	762,299
25,400	House of Fraser PLC (United Kingdom)(a)	51,400
1,900	J. C. Penney Co., Inc.	106,020
1,300	Kohl’s Corp.(a)	57,707
25,400	Lowe’s Cos., Inc.	1,614,170
3,300	Men’s Wearhouse, Inc.(a)	112,761
1,500	Mills Corp. (The)	62,175
30,900	Mitchells & Butlers PLC (United Kingdom)	223,734
11,900	Nordstrom, Inc.	496,468
2,700	Rallye SA (France)	108,106
1,050	Regis Corp.	40,687
5,800	School Specialty, Inc.(a)	217,790
6,800	Sonic Corp.(a)	196,860
3,900	Staples, Inc.	92,469
16,178	Starbucks Corp.(a)	512,843
13,300	Stein Mart, Inc.	220,514
19,842	Target Corp.	1,086,349
2,775	Triarc Cos., Inc. (Class “B” Stock)	45,954
875	United Auto Group, Inc.	33,513
8,000	UNY Co. Ltd. (Japan)	125,280
133,000	Wal-Mart de Mexico SA de CV (Mexico)	774,851
10,000	Wal-Mart Stores, Inc.	461,100
14,100	Walgreen Co.	610,248

		10,884,901

Semiconductors 1.1%
11,100	Advanced Analogic Technologies, Inc.	165,390
14,000	Agilent Technologies, Inc.(a)	474,740
1,600	Altera Corp.(a)	30,896
725	ATMI, Inc.(a)	24,360
10,700	Avnet, Inc.(a)	261,615
2,600	Formfactor, Inc.(a)	77,532
14,200	Freescale Semiconductor, Inc. (Class “B” Stock)	358,550
2,200	Lam Research Corp.	102,146

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

100	Linear Technology Corp.	$3,721
600	Maxim Integrated Products, Inc.	24,624
17,100	Micron Technology, Inc.	251,028
5,850	Microsemi Corp.(a)	178,074
100	Novellus Systems, Inc.(a)	2,835
21,820	O2Micro International Ltd., ADR (China)(a)	237,402
1,100	Teradyne, Inc.	19,162
23,700	Texas Instruments, Inc.	692,751
9,270	Ultratech Stepper, Inc.(a)	177,984
10,170	Volterra Semiconductor Corp.	190,789

		3,273,599

Software 1.0%
18,300	BMC Software, Inc.(a)	404,430
25,900	Computer Associates International, Inc.	707,070
59,800	Microsoft Corp.	1,683,370

		2,794,870

Specialty Retail 0.1%
18,700	Limited Brands, Inc.	442,442

Technology—Computer Software
4,800	Cadence Design System, Inc.(a)	84,768

Telecommunications 4.0%
30,200	Amdocs Ltd. (Israel)(a)	972,440
52,048	America Movil SA de CV ADR (Mexico) (Mexico)	1,755,579
11,400	American Tower Corp. (Class “A” Stock)(a)	352,716
128,000	BT Group PLC (United Kingdom)	467,951
47,600	Cisco Systems, Inc.(a)	883,932
6,800	Comverse Technology, Inc.(a)	186,252
6,600	Deutsche Telekom AG (Germany)	104,501
4,700	Juniper Networks, Inc.(a)	85,211
106,100	Mobileone Ltd. (Singapore)(a)	143,900
54,915	Motorola, Inc.	1,247,120
525	NETGEAR, Inc.(a)	9,513
100	Nippon Telegraph and Telephone Corp. (Japan)	463,748
230	NTT Docomo, Inc. (Japan)	372,533
27,585	QUALCOMM, Inc.	1,322,976
1,075	Sonus Networks, Inc.	5,031
17,061	Sprint Nextel Corp.	390,526
600	Swisscom AG (Switzerland)	184,325
2,075	Tekelec(a)	32,474

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

2,500	Tellabs, Inc.(a)	$31,975
44,100	Verizon Communications, Inc.	1,396,206
57,200	Vodafone Group PLC ADR (United Kingdom)	1,207,492
1,000	West Corp.(a)	40,830

		11,657,231

Textiles, Apparel & Luxury Goods 0.2%
15,200	Benetton Group SpA (Italy)	183,965
9,800	Jones Apparel Group, Inc.	306,544

		490,509

Thrifts & Mortgage Finance 0.2%
9,500	Freddie Mac	644,670

Tobacco 0.8%
31,900	Altria Group, Inc.	2,307,646

Transportation 2.1%
550	Amerco, Inc.(a)	44,567
9,290	American Commerical Lines(a)	309,821
2,050	Arlington Tankers Ltd.	45,920
14,400	Arriva PLC (United Kingdom)	150,376
13,769	Burlington Northern Santa Fe Corp.	1,103,172
5,800	CSX Corp.	310,474
18,000	FedEx Corp.	1,820,700
22,800	FirstGroup PLC (United Kingdom)	164,172
2,200	GATX Corp.	87,362
1,625	Genesee & Wyoming, Inc. (Class “A” Stock)(a)	63,375
825	Landstar System, Inc.(a)	34,898
72,900	Neptune Orient Lines Ltd. (Singapore)	111,905
7,800	Norfolk Southern Corp.	388,752
10,135	Old Dominion Freight Line(a)	289,253
39,050	Orient Overseas International Ltd. (Hong Kong)(a)	130,372
1,400	Ryder System, Inc.	62,580
7,460	Union Pacific Corp.	659,912
13,390	Vitran Corp., Inc. (Canada)	258,427

		6,036,038

Utilities 2.0%
900	American Electric Power Co., Inc.	33,588
10,300	CMS Energy Corp.(a)	149,041
4,500	Consolidated Edison, Inc.	211,545
2,000	Constellation Energy Group	116,540

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

6,600	Dominion Resources, Inc.	$498,498
5,900	Duke Energy Corp.	167,265
4,200	Edison International	184,044
14,100	Endesa SA (Spain)	406,069
57,100	Energias de Portugal SA (Portugal)(a)	188,034
10,300	Hokkaido Electric Power Co., Inc. (Japan)	230,489
17,900	Kelda Group PLC (United Kingdom)	249,341
6,200	Kyushu Electric Power Co., Inc. (Japan)	141,119
200	Mohawk Industries, Inc.(a)	17,008
6,400	Nalco Holdings Co.	118,080
4,700	Northeast Utilities	93,436
45,100	Northumbrian Water Group PLC (United Kingdom)	194,566
12,300	PG&E Corp.	458,913
2,900	Pinnacle West Capital Corp.	123,569
8,550	PNM Resources, Inc.	210,074
8,300	PPL Corp.	250,079
2,900	Scana Corp.	116,493
33,300	Scottish Power PLC (United Kingdom)	339,451
13,200	Suez SA (France)	488,259
6,800	Tohoku Electric Power Co., Inc. (Japan)	146,371
5,400	Union Fenosa SA (Spain)	203,417
8,820	Viridian Group PLC (United Kingdom)	147,494
1,175	Westar Energy, Inc.	24,205
2,300	Wisconsin Energy Corp.	95,473
7,600	Xcel Energy, Inc.(a)	147,592

		5,750,053

Utility—Natural Gas
1,800	Equitable Resources, Inc.	66,420

	Total long-term investments (cost $232,502,172)	276,730,554

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 5.1%

AFFILIATED MONEY MARKET MUTUAL FUND
	Dryden Core Investment Fund - Taxable Money Market Series
14,913,625	(cost $14,913,625; Note 3)(b)	$14,913,625

	Total Investments 99.4% (cost $247,415,797; Note 5)	291,644,179
	Other assets in excess of liabilities(c) 0.6%	1,656,490

	Net Assets 100%	$293,300,669

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	Other assets in excess of liabilities include net unrealized depreciation on forward foreign currency contracts of:

Forward foreign currency contracts outstanding at January 31, 2006:

Description	Value at Settlement Date	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
Sold:
Euro, Expiring 4/04/06	$1,567,202	$1,585,498	$(18,296)
Euro, Expiring 4/04/06	1,480,000	1,524,518	(44,518)
Japanese Yen, Expiring 6/01/06	1,819,650	1,815,173	4,477
Japanese Yen, Expiring 6/01/06	897,439	907,586	(10,147)
Mexican Peso, Expiring 6/06/06	1,882,672	1,903,942	(21,270)
Pound Sterling, Expiring 6/05/06	1,313,698	1,353,100	(39,402)

	$8,960,661	$9,089,817	$(129,156)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2006 was as follows:

Oil, Gas & Consumable Fuels	8.7%
Financial Services	6.4
Financial—Bank & Trust	6.1
Pharmaceuticals	5.5
Insurance	5.0
Electronic Components	4.4
Telecommunications	4.0
Retail & Merchandising	3.7
Medical Supplies & Equipment	2.9
Healthcare Services	2.7
Aerospace	2.2
Construction	2.1
Metals & Mining	2.1
Transportation	2.1
Utilities	2.0
Computer Hardware	1.9
Commercial Banks	1.8
Consumer Products & Services	1.6
Chemicals	1.4
Internet Services	1.4
Real Estate Investment Trust	1.3
Commercial Services	1.1
Semiconductors	1.1
Automobile Manufacturers	1.0
Computer Services & Software	1.0
Software	1.0
Broadcasting	0.9
Machinery & Equipment	0.9
Media	0.9
Clothing & Apparel	0.8
Diversified	0.8
Foods	0.8
Hotels & Motels	0.8
Tobacco	0.8
Banks	0.7
Food Products	0.7
Hotels, Restaurants & Leisure	0.6
Automotive Parts	0.5
Beverages	0.5
Business Services	0.5
Investment Company	0.5
Biotechnology	0.4
Commercial Services & Supplies	0.4
Diversified Operations	0.4
Electric Utilities	0.4
Entertainment & Leisure	0.4
IT Services	0.4

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Distribution/Wholesale	0.3%
Electronic Components & Equipment	0.3
Farming & Agriculture	0.3
Industrial Conglomerates	0.3
Multiline Retail	0.3
Networking/Telecom Equipment	0.3
Auto Components	0.2
Automobiles	0.2
Building Materials	0.2
Consumer Products	0.2
Entertainment	0.2
Environmental Services	0.2
Food & Staples Retailing	0.2
Industrial Products	0.2
Machinery	0.2
Multimedia	0.2
Paper & Forest Products	0.2
Real Estate	0.2
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.2
Advertising	0.1
Airlines	0.1
Auto Related	0.1
Cable Television	0.1
Construction Materials	0.1
Consumer Services	0.1
Diversified Financial Services	0.1
Diversified Telecommunication Services	0.1
Drugs & Medicine	0.1
Education	0.1
Financials	0.1
Furniture	0.1
Healthcare Providers & Services	0.1
Household Durables	0.1
Leisure Equipment & Products	0.1
Manufacturing	0.1
Medical Equipment	0.1
Multi-Utilities	0.1
Office Equipment	0.1
Restaurants	0.1
Specialty Retail	0.1
Short-Term Investment	5.1

99.4
Other assets in excess of liabilities	0.6

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	35

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $232,502,172)	$276,730,554
Affiliated investments (cost $14,913,625)	14,913,625
Foreign currency, at value (cost $163,222)	164,250
Receivable for investments sold	5,632,219
Receivable for Fund shares sold	576,108
Interest and dividends receivable	460,629
Prepaid expenses	11,473
Unrealized appreciation on forward foreign currency contracts	4,477

Total assets	298,493,335

Liabilities
Payable for investments purchased	4,148,492
Payable for Fund shares reacquired	297,250
Distribution fee payable	188,681
Management fee payable	174,299
Unrealized depreciation on forward foreign currency contracts	133,633
Payable to custodian	117,978
Transfer agent fee payable	70,618
Accrued expenses and other liabilities	61,715

Total liabilities	$5,192,666

Net Assets	$293,300,669

Net assets were comprised of:
Shares of beneficial interest, at par	$22,813
Paid-in capital, in excess of par	245,321,207

245,344,020
Accumulated net investment loss	(650,287)
Accumulated net realized gain on investments and foreign currency transactions	4,506,682
Net unrealized appreciation on investments and foreign currencies	44,100,254

Net assets, January 31, 2006	$293,300,669

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Class A
Net asset value and redemption price per share
($78,167,488 ÷ 5,857,940) shares of common stock issued and outstanding)	$13.34
Maximum sales charge (5.5% of offering price)	0.78

Maximum offering price to public	14.12

Class B
Net asset value, offering price and redemption price per share
($114,588,907 ÷ 9,054,620 shares of common stock issued and outstanding)	$12.66

Class C
Net asset value, offering price and redemption price per share
($84,778,761 ÷ 6,698,727 shares of common stock issued and outstanding)	$12.66

Class M
Net asset value, offering price and redemption price per share
($6,280,310 ÷ 495,743 shares of common stock issued and outstanding)	$12.67

Class R
Net asset value, offering price and redemption price per share
($94,618 ÷ 7,111 shares of common stock issued and outstanding)	$13.31

Class X
Net asset value, offering price and redemption price per share
($1,492,056 ÷ 117,729 shares of common stock issued and outstanding)	$12.67

Class Z
Net asset value, offering price and redemption price per share
($7,898,529 ÷ 580,749 shares of common stock issued and outstanding)	$13.60

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	37

Statement of Operations

Six months ended January 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $38,470)	$1,912,451
Affiliated dividends	227,969
Unaffiliated interest	5,906

Total Income	2,146,326

Expense
Management fee	1,022,122
Distribution fee—Class A	87,207
Distribution fee—Class B	552,762
Distribution fee—Class C	397,010
Distribution fee—Class M	21,444
Distribution fee—Class R	69
Distribution fee—Class X	6,924
Transfer agent’s fees and expenses (including affiliated expenses of $229,600)	254,000
Custodian’s fees and expenses	119,000
Reports to shareholders	35,000
Registration fees	25,000
Legal fee	13,000
Audit fee	8,000
Trustees’ fees	8,000
Interest expense (Note 7)	285
Miscellaneous	9,762

Total expenses	2,559,585

Net investment loss	(413,259)

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	8,642,584
Foreign currency transactions	80,923

8,723,507

Net change in unrealized appreciation/depreciation on:
Investments	14,301,246
Foreign currencies	(360,205)

13,941,041

Net gain on investments and foreign currencies	22,664,548

Net Increase in Net Assets Resulting From Operations	$22,251,289

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(413,259)	$(828,209)
Net realized gain on investments and foreign currency transactions	8,723,507	37,975,273
Net change in unrealized appreciation/depreciation on investments and foreign currencies	13,941,041	7,518,210

Net increase in net assets resulting from operations	22,251,289	44,665,274

Dividends and distributions (Note 1)
Distributions from net realized gains
Class A	(5,620,305)	—
Class B	(9,509,414)	—
Class C	(6,812,820)	—
Class M	(388,016)	—
Class R	(2,000)	—
Class X	(121,760)	—
Class Z	(582,696)	—

Total distributions from net realized gains	(23,037,011)	—

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	34,175,495	52,477,039
Net asset value of shares issued in reinvestment of distributions	21,507,832	—
Cost of shares reacquired	(24,997,623)	(40,332,764)

Net increase in net assets from Fund share transactions	30,685,704	12,144,275

Total increase	29,899,982	56,809,549

Net Assets
Beginning of period	$263,400,687	206,591,138

End of period	293,300,669	$263,400,687

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	39

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Conservative Allocation Fund, Strategic Partners Moderate Allocation Fund and Strategic Partners Growth Allocation Fund (the “Fund”). These financial statements relate only to Strategic Partners Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets as detailed in the chart below.

Fund Segment	Subadvisor	Effective Date
Large-cap growth stocks	Marsico Capital Management, LLC Goldman Sachs Asset Management L.P.	June 28, 2005 June 28, 2005

Large-cap value stocks	Hotchkis and Wiley Capital Management LLC	April 13, 2005

	J.P. Morgan Investment Management Inc.	April 13, 2005

	NFJ Investment Group L.P.	December 16, 2005

International stocks	LSV Asset Management Thornburg Investment Management, Inc.	April 13, 2005 April 13, 2005

Small/Mid-cap growth stocks	RS Investment Management, L.P.	November 20, 2002

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.	December 20, 2001 July 11, 2005

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisors, to be over- the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2006, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited) Cont’d

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

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Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the exdividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, ..75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%,.50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2006.

PIMS has advised the Fund that it has received approximately $269,000 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2006, it has

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received approximately $80,400, $5,100, $600 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

Jennison, PIMS, PIM and PI are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out–of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. For the six months ended January 31, 2006, the Fund incurred approximately $55,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2006, Prudential Equity Group, LLC, a wholly owned subsidiary of Prudential, earned $25 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2006, aggregated $110,755,137 and $106,977,303, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2006 were follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$248,275,150	$47,451,506	$(4,082,477)	$43,369,029

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2006, Prudential owned 217 shares of Class R shares and 226 shares each of Class M and Class X shares.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2006:
Shares sold	852,495	$11,271,904
Shares issued in reinvestment of dividends and distributions	419,329	5,338,054
Shares reacquired	(438,390)	(5,811,670)

Net increase (decrease) in shares outstanding before conversion	833,434	10,798,288
Shares issued upon conversion from Class B	314,558	4,061,387

Net increase (decrease) in shares outstanding	1,147,992	$14,859,675

Year ended July 31, 2005:
Shares sold	1,203,667	$14,791,301
Shares reacquired	(854,189)	(10,414,005)

Net increase (decrease) in shares outstanding before conversion	349,478	4,377,296
Shares issued upon conversion from Class B	198,583	2,459,900

Net increase (decrease) in shares outstanding	548,061	$6,837,196

Class B
Six months ended January 31, 2006:
Shares sold	502,068	$6,326,553
Shares issued in reinvestment of dividends and distributions	759,707	9,184,863
Shares reacquired	(668,148)	(8,426,929)

Net increase (decrease) in shares outstanding before conversion	593,627	7,084,487
Shares reacquired upon conversion into Class A	(329,064)	(4,061,387)

Net increase (decrease) in shares outstanding	264,563	$3,023,100

Year ended July 31, 2005:
Shares sold	1,295,338	$15,085,740
Shares reacquired	(1,206,943)	(14,085,921)

Net increase (decrease) in shares outstanding before conversion	88,395	999,819
Shares reacquired upon conversion into Class A	(207,052)	(2,459,900)

Net increase (decrease) in shares outstanding	(118,657)	$(1,460,081)

Class C
Six months ended January 31, 2006:
Shares sold	833,975	$10,492,376
Shares issued in reinvestment of dividends and distributions	496,744	6,005,627
Shares reacquired	(643,042)	(8,089,293)

Net increase (decrease) in shares outstanding	687,677	$8,408,710

Year ended July 31, 2005:
Shares sold	1,348,988	$15,833,859
Shares reacquired	(1,171,946)	(13,670,941)

Net increase (decrease) in shares outstanding	177,042	$2,162,918

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) Cont’d

Class M	Shares	Amount
Six months ended January 31, 2006:
Shares sold	290,213	$3,654,717
Shares issued in reinvestment of dividends and distributions	30,269	366,256
Shares reacquired	(58,625)	(739,449)

Net increase (decrease) in shares outstanding	261,857	$3,281,524

October 4, 2004* to July 31, 2005:
Shares sold	260,899	$3,117,469
Shares reacquired	(27,013)	(326,212)

Net increase (decrease) in shares outstanding	233,886	$2,791,257

Class R
Six months ended January 31, 2006:
Shares sold	9,022	$118,360
Shares issued in reinvestment of dividends and distributions	139	1,759
Shares reacquired	(2,267)	(29,806)

Net increase (decrease) in shares outstanding	6,894	$90,313

October 4, 2004* to July 31, 2005:
Shares sold	217	$2,500

Net increase (decrease) in shares outstanding	217	$2,500

Class X
Six months ended January 31, 2006:
Shares sold	63,430	$803,670
Shares issued in reinvestment of dividends and distributions	9,816	118,874
Shares reacquired	(46,003)	(581,066)

Net increase (decrease) in shares outstanding	27,243	$341,478

October 4, 2004* to July 31, 2005:
Shares sold	117,442	$1,395,416
Shares reacquired	(26,956)	(319,116)

Net increase (decrease) in shares outstanding	90,486	$1,076,300

Class Z
Six months ended January 31, 2006:
Shares sold	111,806	$1,507,915
Shares issued in reinvestment of dividends and distributions	37,964	492,399
Shares reacquired	(97,444)	(1,319,410)

Net increase (decrease) in shares outstanding	52,326	$680,904

Year ended July 31, 2005:
Shares sold	178,108	$2,250,754
Shares reacquired	(126,343)	(1,516,569)

Net increase (decrease) in shares outstanding	51,765	$734,185

*	Commencement of offering of new share class.

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund utilized the line of credit during the six months ended January 31, 2006. The average daily balance for the one day the Fund had debt outstanding during the six months was approximately $2,300,000 at a weighted average interest rate of approximately 4.47%.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	49

Financial Highlights

(Unaudited)

	Class A
	Six months ended January 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.36

Income (Loss) From Investment Operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	1.08

Total from investment operations	1.09

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$13.34

Total Return(a)	8.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$78,167
Average net assets (000)	$69,197
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(e)
Net investment income (loss)	.22	%(e)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	41	%(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes investment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and services (12b-1) fees to .25 of 1% of the average net assets of the class A shares.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2005(b)	2004(b)	2003(b)	2002	2001(b)

$10.96	$9.53	$8.38	$10.70	$12.95

.02	(.03)	(.03)	(.03)	— (d)
2.38	1.46	1.18	(2.27)	(1.27)

2.40	1.43	1.15	(2.30)	(1.27)

—	—	—	(.02)	(.98)

$13.36	$10.96	$9.53	$8.38	$10.70

21.90%	15.01%	13.72%	(21.49)%	(10.09)%

$62,948	$45,622	$35,897	$30,337	$39,528
$52,589	$43,525	$31,290	$36,151	$39,128

1.38%	1.43%	1.71%	1.57%	1.64%
1.13%	1.18%	1.46%	1.32%	1.39%
.20%	(.25)%	(.31)%	(.35)%	.02%

200%	79%	89%	98%	83%

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	51

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six months ended January 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78

Income (Loss) From Investment Operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.02

Total from investment operations	.99

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$12.66

Total Return(a)	8.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$114,589
Average net assets (000)	$109,651
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment loss	(.52	)%(c)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2005(b)	2004(b)	2003(b)	2002	2001(b)

$10.56	$9.25	$8.20	$10.55	$12.86

(.06)	(.11)	(.09)	(.11)	(.08)
2.28	1.42	1.14	(2.22)	(1.25)

2.22	1.31	1.05	(2.33)	(1.33)

—	—	—	(.02)	(.98)

$12.78	$10.56	$9.25	$8.20	$10.55

21.02%	14.16%	12.80%	(22.08)%	(10.66)%

$112,312	$94,066	$76,430	$70,043	$86,941
$103,140	$90,535	$67,723	$82,953	$84,949

2.13%	2.18%	2.46%	2.32%	2.39%
1.13%	1.18%	1.46%	1.32%	1.39%
(.55)%	(1.00)%	(1.07)%	(1.09)%	(.72)%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	53

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six months ended January 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78

Income (Loss) From Investment Operations:
Net Investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.02

Total from investment operations	.99

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$12.66

Total Return(a)	8.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$84,779
Average net assets (000)	$78,755
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment loss	(.52	)%(c)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2005(b)	2004(b)	2003(b)	2002	2001(b)

$10.56	$9.25	$8.20	$10.55	$12.86

(.06)	(.11)	(.09)	(.09)	(.08)
2.28	1.42	1.14	(2.24)	(1.25)

2.22	1.31	1.05	(2.33)	(1.33)

—	—	—	(.02)	(.98)

$12.78	$10.56	$9.25	$8.20	$10.55

21.02%	14.16%	12.80%	(22.08)%	(10.66)%

$76,811	$61,606	$47,616	$37,468	$36,507
$68,555	$58,465	$39,926	$38,874	$35,387

2.13%	2.18%	2.46%	2.32%	2.39%
1.13%	1.18%	1.46%	1.32%	1.39%
(.55)%	(1.00)%	(1.06)%	(1.09)%	(.73)%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	55

Financial Highlights

(Unaudited) Cont’d

	Class M
	Six months ended January 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78

Income (Loss) From Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investment transactions	1.03

Total from investment operations	1.00

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$12.67

Total Return(b)	8.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,280
Average net assets (000)	$4,254
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment loss	(.52	)%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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	Class M
	October 4, 2004(a) Through July 31, 2005(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.07

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain on investment transactions	1.76

Total from investment operations	1.71

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$12.78

Total Return(b)	15.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,990
Average net assets (000)	$1,542
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment loss	(.51	)%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	57

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six months ended January 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.34

Income (Loss) From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized gain on investment transactions	1.09

Total from investment operations	1.08

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$13.31

Total Return(b)	8.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$95
Average net assets (000)	$27
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment loss	(.17	)%(c)

(a)	Commencement of offering of new share class.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	The distributor of the Fund contractually agreed to limit its distribution and services (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(g)	Less than 0.005%.

See Notes to Financial Statements.

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	Class R
	October 4, 2004(a) Through July 31, 2005(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.51

Income from investment operations
Net investment income	—	(e)
Net realized and unrealized gain on investment transactions	1.83

Total from investment operations	1.83

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$13.34

Total Return(b)	15.90%
Ratios/Supplemental Data:
Net assets, end of period	$2,898
Average net assets	$2,687
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income	—	%(c)(g)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	59

Financial Highlights

(Unaudited) Cont’d

	Class X
	Six months ended January 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.79

Income (Loss) From Investment Operations:
Net investment loss	(.03)
Net realized and unrealized gain on investment transactions	1.02

Total from investment operations	.99

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$12.67

Total Return(b)	8.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,492
Average net assets (000)	$1,374
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment loss	(.50	)%(c)

(a)	Commencement of offering of new share class.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

60	Visit our website at www.strategicpartners.com

	Class X
	October 4, 2004(a) Through July 31, 2005(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.07

Income (Loss) From Investment Operations:
Net investment loss	(.05)
Net realized and unrealized gain on investment transactions	1.77

Total from investment operations	1.72

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$12.79

Total Return(b)	15.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,158
Average net assets (000)	$608
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment loss	(.52	)%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	61

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six months ended January 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.58

Income (Loss) From Investment Operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	1.10

Total from investment operations	1.13

Less Distributions:
Distributions from net realized gains	(1.11)

Net asset value, end of period	$13.60

Total Return(a)	8.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,899
Average net assets (000)	$7,086
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.10	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(e)
Net investment income (loss)	.47	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Less than .005%.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended July 31,
2005(b)	2004(b)		2003(b)	2002	2001(b)

$11.11	$9.64		$8.45	$10.77	$12.98

.05	—	(c)	— (c)	(.01)	.03
2.42	1.47		1.19	(2.29)	(1.26)

2.47	1.47		1.19	(2.30)	(1.23)

—	—		—	(.02)	(.98)

$13.58	$11.11		$9.64	$8.45	$10.77

22.23%	15.25%		14.08%	(21.35)%	(9.74)%

$7,179	$5,297		$2,589	$1,897	$3,413
$5,709	$3,837		$2,767	$2,778	$2,270

1.13%	1.18%		1.46%	1.32%	1.39%
1.13%	1.18%		1.46%	1.32%	1.39%
.45%	—	%(d)	(.02)%	(.10)%	.23%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund	63

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of Strategic Partners Asset Allocation Funds (the “Trust”) oversees the management of each of the Trust’s Funds, and, as required by law, is responsible for the approval of each Fund’s investment advisory agreements. At a meeting held on November 30, 2005, the Board met and approved a new investment subadvisory agreement for each Fund. The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the agreement are discussed separately below.

Pursuant to recommendations from Prudential Investments LLC (“PI”), the Board approved a new investment subadvisory agreement with NFJ Investment Group, L.P. (“NFJ”). PI recommended that the Board approve NFJ as an additional subadvisor to join the existing subadvisors managing each Fund’s large capitalization value sleeve. PI recommended the addition of NFJ to join the Funds’ existing subadvisors because one of the Funds’ existing subadvisors had reached its capacity limits earlier in the year.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to each Fund by the current subadvisors under the current subadvisory agreements and those that would be provided to the Funds by NFJ under the new subadvisory agreement. The Board considered PI’s representation that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisors and NFJ are each required to provide day-to-day portfolio management services and comply with all Trust policies and applicable rules and regulations. With respect to the quality of services, the Board considered, among other things, the background and experience of NFJ’s portfolio management team. The Board had previously met in person with representatives of NFJ and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Funds. The Board was also provided with information pertaining to NFJ’s organizational structure, senior management, investment operations, and other relevant information pertaining to NFJ. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to NFJ, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire NFJ.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Funds by NFJ and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by NFJ under the new subadvisory agreement

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund

Approval of Advisory Agreement (continued)

should be similar to the quality of similar services provided by the existing subadvisors under the existing subadvisory agreements.

Performance of the Funds

The Board received and considered information about the Funds’ historical performance, noting that for the one-year, three-year and five-year time periods ended December 31, 2004, the Funds’ returns each outperformed the median of the group of funds that was most similar to the Funds (the “Peer Group”), as well as the appropriate benchmark. The funds included in the Peer Group are objectively determined solely by Lipper, Inc., an independent provider of investment company data. The Board also received and considered the performance of the large capitalization value sleeves of each of the Funds.

The Board received and considered information regarding the performance of other investment companies managed by NFJ utilizing an investment style and strategy similar to that proposed for the Funds, noting that NFJ had generally outperformed the various benchmarks over the same time period. The Board recognized that past performance is not predictive of future results.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by PI to NFJ under the proposed new subadvisory agreement, including, which called for the following fee rate:

0.40% first $50 million

0.38% next $50 million

0.34% next $50 million

0.30% next $200 million

0.28% over $350 million

The Board further noted that the proposed fee rate called for the assets managed by NFJ in the Funds to be aggregated with assets managed by NFJ in the Strategic Partners Style Specific Funds – Strategic Partners Small Capitalization Value Fund and the assets managed by NFJ in the Target Portfolio Trust – Small Capitalization Value Portfolio.

The Board also considered, among other things, the fee rate payable to NFJ by any other funds with investment objective similar to that of the Funds for which NFJ serves as subadvisor. As a result of the above considerations, the Board concluded that NFJ’s proposed fee rate under the new agreement was reasonable.

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Subadvisor’s Profitability

Because the engagement of NFJ is new, there is no historical profitability with regard to its arrangements with the Funds. As a result, this factor was not considered by the Board.

Economies of Scale

The Board considered information about the potential of PI and NFJ to experience economies of scale as the Portfolio grows in size. The Board noted that PI’s management fee rate and NFJ’s proposed subadvisory fee rate each contained breakpoints, and, accordingly, each reflected the potential for shareholders to share in potential economies of scale as the Funds grow.

Other Benefits to the Subadvisor or its Affiliates from Serving as Subadvisor

The Board considered potential “fallout” or ancillary benefits anticipated to be received by NFJ and its affiliates as a result of NFJ’s relationship with the Trust. The Board concluded that any potential benefits to be derived by NFJ included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisors to mutual funds.

Strategic Partners Asset Allocation Funds/Strategic Partners Growth Allocation Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip, 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue 13th Floor New York, NY 10036

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Growth Allocation Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Growth Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	HIGWM	HIGWR	HIGWX	PDHZX
CUSIP	86276X509	86276X608	86276X707	86276X772	86276X756	86276X764	86276X806

MFSP504E6    IFS-A116074    Ed. 03/2006

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Conservative Allocation Fund

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

March 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Conservative Allocation Fund informative and useful. To save the Fund the expenses of separate mailings, we have bound amendments to the Fund’s Prospectus together with the semiannual report, although they are legally separate documents.

As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Asset Allocation Funds

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	1

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS

Strategic Partners Conservative Allocation Fund

Strategic Partners Moderate Allocation Fund

Supplement dated March 30, 2006 to

Prospectus and Statement of Additional Information (SAI )

dated September 30, 2005

Effective as of March 30, 2006 each Fund listed above has changed certain of its investment policies. Each of the investment policy changes is discussed below:

Structured Notes

The discussion pertaining to the types of debt securities which the Funds may invest in, appearing in the section of the Prospectus entitled “How the Funds Invest—Fixed-Income Segments” is hereby amended to include structured notes as a permissible type of debt security.

The section of the SAI entitled “Description of the Funds, Their Investments and Risks—Corporate and Other Debt Obligations” is hereby supplemented by adding the following discussion pertaining to structured notes:

The Conservative Allocation and Moderate Allocation Funds may each invest in structured notes. The values of the structured notes in which a Fund will invest may be linked to equity securities or equity indices or other instruments or indices (“reference instruments”). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security, instrument, or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then

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reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

Foreign Currency Hedging

The section of the Prospectus entitled “How the Funds Invest—Other Investments and Strategies—Derivative Strategies” is hereby amended by including the following new discussion:

The Fixed-Income segments of the Funds will normally hedge at least 75% of their exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Foreign Currency Forward Contracts

The discussion pertaining to foreign currency forward contracts, appearing in the section of the Prospectus entitled “How the Funds Invest – Other Investments and Strategies—Futures Contracts and Related Options and Foreign Currency Forward Contracts” is hereby replaced in its entirety with the following:

Each Fund may enter into foreign currency forward contracts and options, in several circumstances, with one of the purposes being to protect the value of its assets against future changes in the level of currency exchange rates. Each Fund’s dealings in foreign currency forward contracts and options can be used for, but may not be limited to, hedging involving either specific transactions or portfolio positions. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange and payment on the contract is made upon delivery, rather than daily.

Short Sales

The discussion pertaining to short sales, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Other Investment Strategies—Short Sales is hereby amended by increasing the maximum amount of Fund assets which may be utilized for short sale purposes. As amended, no more than 25% of Fund assets will be, when added together (1) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (2) segregated in connection with short sales.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	3

When-Issued and Delayed Delivery Securities:

The table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—When issued and delayed-delivery securities” is hereby amended to increase the maximum permitted amount of Fund assets that may be invested in when issued or delayed delivery securities. As amended, each Fund may invest a varying percentage of Fund assets in when issued and delayed-delivery securities, although the amount invested will usually be less than 35% of each Fund’s total assets.

Asset-Backed Securities

The Funds have adopted policies amending the permitted amount of Fund assets that may be invested in asset-backed securities. As amended, the Funds may each invest varying amounts of Fund assets in asset-backed securities, although the amount invested will usually be less than 25% of each Fund’s total assets.

To reflect this change, the section of the Prospectus entitled “ How the Funds Invest—Fixed-Income Segments—Asset-Backed Securities” is amended accordingly.

To reflect this change, the table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—Asset-backed securities” is hereby correspondingly amended.

Money Market Instruments

The table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—money market securities” is hereby amended to increase the maximum permitted amount of Fund assets which may be invested in money market securities on a normal basis. As amended, each Fund may invest a varying percentage of Fund assets in money market instruments on a normal basis, and may invest up to 100% of Fund assets in money market securities on a temporary basis.

Municipal Securities

The discussion pertaining to municipal securities, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Other Investment Strategies—Municipal Securities” is hereby amended by increasing the maximum permitted amount of Fund assets that may be invested in municipal securities. As amended, each Fund may invest up to 10% of its net assets in municipal securities under normal market conditions.

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Options Transactions

The discussion pertaining to options transactions, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Risk Management and Return Enhancement Strategies—Options on Securities” is hereby amended by removing the limitation which provides that a Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund’s net assets. In addition, the limitation which provides that a Fund’s use of straddles will be limited to 5% of each Fund’s net assets is hereby removed.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	2.94%	7.73%	27.92%	55.01%
Class B	2.53	6.90	23.35	46.99
Class C	2.53	6.90	23.35	46.99
Class M	2.54	6.91	N/A	10.54
Class R	2.90	7.64	N/A	11.39
Class X	2.63	7.01	N/A	10.54
Class Z	3.16	8.08	29.68	57.93
S&P 500 Index[3]	4.67	10.37	1.86	***
Prior Customized Blend[4]	2.90	6.62	28.02	****
Customized Blend[4]	2.66	6.12	23.36	*****
Lipper Balanced Funds Avg.[5]	4.47	8.60	14.56	******

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		–1.20%	4.10%	5.24%
Class B		–0.84	4.35	5.30
Class C		2.89	4.52	5.30
Class M		–1.86	N/A	3.02
Class R		4.26	N/A	7.40
Class X		–1.86	N/A	3.02
Class Z		4.79	5.57	6.34
S&P 500 Index[3]		4.91	0.54	***
Prior Customized Blend[4]		3.56	5.42	****
Customized Blend[4]		4.00	4.49	*****
Lipper Balanced Funds Avg.[5]		4.69	2.67	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, C, and Z, 11/18/98; Class M, R, and X, 10/04/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Prior Customized Benchmark for Strategic Partners Conservative Allocation Fund (Prior Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (15%), the S&P Barra Growth Index (15%), the Russell 2000® Value Index (5%), the Russell 2000 Growth Index (5%), the Lehman Brothers U.S. Aggregate Bond Index (40%), and the Lehman Brothers U.S. Corporate High Yield Index (20%). Effective September 2005, the Customized Benchmark for Strategic Partners Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Lehman Aggregate Bond Index (60%). Each component of the Prior Customized Blend and the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments as per the Prior Customized Blend. The Prior Customized Blend and the Customized Blend do not reflect deductions for any sales charges or operating expenses of a mutual fund. The target asset allocations may have shifted since the most recent fiscal year end.

5The Lipper Balanced Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Balanced Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Prior Customized Blend, and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Prior Customized Blend, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/06 are 22.72% for Classes A, B, C, and Z; and 17.62% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 2.55% for Classes A, B, C, and Z; and 11.51% for Classes M, R, and X.

****Prior Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/06 are 48.44% for Classes A, B, C, and Z; and 11.38% for Classes M, R, and X. Prior Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/05 are 5.44% for Classes A, B, C, and Z; and 7.29% for Classes M, R, and X.

*****Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/06 are 44.96% for Classes A, B, C, and Z; and 10.22% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/05 are 5.18% for Classes A, B, C, and Z; and 6.95% for Classes M, R, and X.

******Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/06 are 36.47% for Classes A, B, C, and Z; and 14.14% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/05 are 4.07% for Classes A, B, C, and Z; and 9.12% for Classes M, R, and X.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	7

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Strategic Partners Conservative Allocation Fund (the Fund) is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

8	Visit our website at www.strategicpartners.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2006, of various securities indexes that are generally considered representative of broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Strategic Partners Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, at the beginning of the period, and held through the six-month period ended January 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

10	Visit our website at www.strategicpartners.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Conservative Allocation Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,029.40	1.47%	$7.52
	Hypothetical	$1,000.00	$1,017.80	1.47%	$7.48

Class B	Actual	$1,000.00	$1,025.30	2.22%	$11.33
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27

Class C	Actual	$1,000.00	$1,025.30	2.22%	$11.33
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27

Class M	Actual	$1,000.00	$1,025.40	2.22%	$11.33
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27

Class R	Actual	$1,000.00	$1,029.00	1.72%	$8.80
	Hypothetical	$1,000.00	$1,016.53	1.72%	$8.74

Class X	Actual	$1,000.00	$1,026.30	2.22%	$11.34
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27

Class Z	Actual	$1,000.00	$1,031.60	1.22%	$6.25
	Hypothetical	$1,000.00	$1,019.06	1.22%	$6.21

* Fund expenses (net of fee waivers or subsides, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2006 (to reflect the six-month period).

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	11

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 112.1%
COMMON STOCKS 43.1%

Advertising
1,430	Marchex, Inc., (Class “B” Stock)	$34,778

Aerospace & Defense 1.2%
675	Alliant Techsystems, Inc.(a)	52,312
5,500	Boeing Co. (The)	375,705
2,435	DRS Technologies, Inc.(a)	120,995
1,150	Esterline Technologies Corp.(a)	47,576
3,355	General Dynamics Corp.	390,388
6,900	Lockheed Martin Corp.	466,785
2,550	Moog, Inc., (Class “A” Stock)(a)	85,450
7,200	Northrop Grumman Corp.	447,336
7,900	Raytheon Co.	323,663
400	Rockwell Collins, Inc.	18,768
3,905	United Technologies Corp.	227,935

		2,556,913

Airlines
1,900	Alaska Air Group, Inc.(a)	60,667

Auto Components
9,200	Delphi Corp.(a)	2,944
1,000	Magna International, Inc., (Class “A” Stock)	74,000

		76,944

Auto Parts & Related
3,500	Autonation, Inc.(a)	78,015

Automobile Manufacturers 0.3%
4,766	Toyota Motor Corp., ADR (Japan)	494,282
1,100	Winnebago Industries	34,441

		528,723

Automotive Parts 0.4%
3,600	Autoliv, Inc.	176,364
4,500	Johnson Controls, Inc.	311,580
2,500	Lear Corp.	63,375
3,000	Paccar, Inc.	208,800

		760,119

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Banks 1.6%
31,353	Bank of America Corp.	$1,386,743
25,000	Citigroup, Inc.	1,164,500
500	Comerica, Inc.	27,735
13,975	Countrywide Financial Corp.	467,324
5,800	Fannie Mae	336,052

		3,382,354

Beverages 0.3%
2,400	Anheuser-Busch Cos., Inc.	99,456
5,000	Coca-Cola Co.	206,900
9,900	Coca-Cola Enterprises, Inc.	195,426
2,000	PepsiCo, Inc.	114,360

		616,142

Biotechnology 1.0%
6,700	Amgen, Inc.(a)	488,363
13,911	Genentech, Inc.(a)	1,195,233
4,722	Genzyme Corp.(a)	334,979
2,600	Illumina, Inc.(a)	55,744
2,790	Lifecell Corp.(a)	60,543
3,500	Serologicals Corp.(a)	78,260

		2,213,122

Broadcast & Cable/Satellite TV
2,100	Clear Channel Communications, Inc.	61,467

Broadcasting 0.2%
16,200	CBS Corp. (Class “B” Stock)	423,306

Building Materials 0.2%
11,200	Masco Corp.	332,080

Business Services 0.2%
2,400	Administaff, Inc.	103,296
250	BKF Capital Group, Inc.	3,245
1,080	Ctrip.com International Ltd., ADR (China)(a)	66,874
2,900	URS Corp.(a)	124,062
300	WESCO International, Inc.(a)	14,379

		311,856

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
Chemicals 0.6%
3,000	Air Products & Chemicals, Inc.	$185,070
7,400	Dow Chemical Co.	313,020
900	E.I. Du Pont de Nemours & Co.	35,235
300	Eastman Chemical Co.	14,463
4,100	PPG Industries, Inc.	243,950
6,400	Praxair, Inc.(a)	337,152
1,800	Rohm & Haas Co.	91,620
1,400	Valspar Corp.	38,108

		1,258,618

Clothing & Apparel 0.2%
8,685	Coach, Inc.(a)	312,226
1,000	NIKE, Inc., (Class “B” Stock)	80,950
3,200	Phillips-Van Heusen Corp.	115,616

		508,792

Commercial Banks 0.1%
3,100	UnionBanCal Corp.	207,979

Commercial Services 0.7%
1,250	Ace Cash Express, Inc.(a)	32,850
500	Consolidated Graphics, Inc.(a)	25,680
300	Corporate Executive Board Co. (The)	25,242
1,300	Dollar Thrifty Automotive Group, Inc.(a)	49,309
4,440	FirstService Corp. (Canada)	118,681
1,775	Healthcare Services Group, Inc.	34,737
800	Kelly Services, Inc., (Class “A” Stock)	21,424
1,320	Laureate Education, Inc.	68,772
5,060	McGrath Rentcorp	164,248
925	Monro Muffler Brake, Inc.(a)	31,422
3,800	Moody’s Corp.	240,616
2,700	Pharmaceutical Product Development, Inc.(a)	186,786
1,930	Providence Service Corp.	55,159
5,650	Rollins, Inc.	121,419
2,750	Steiner Leisure Ltd.	106,755
375	Strayer Education, Inc.	33,210
1,150	Team, Inc.	34,730
3,760	TNS, Inc.(a)	77,230
1,770	Universal Technical Institute, Inc.(a)	64,694
1,175	US Concrete, Inc.	14,241

		1,507,205

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Commercial Services & Supplies 0.3%
25,200	Cendant Corp.	$421,848
3,900	Waste Management, Inc.	123,162

		545,010

Computer Hardware 1.1%
700	Affiliated Computer Services, Inc.(a)	43,820
12,458	Apple Computer, Inc.(a)	940,704
3,300	Computer Sciences Corp(a)	167,310
1,000	Dell, Inc.(a)	29,310
2,700	EMC Corp.(a)	36,180
3,900	International Business Machines Corp.	317,070
2,090	M-Systems Flash Disk Pioneers (Israel)(a)	60,568
6,990	Optimal Group, Inc., (Class “B” Stock) (Canada)	132,810
4,700	Oracle Corp.(a)	59,079
1,300	Radiant Systems, Inc.(a)	18,200
1,100	Reynolds & Reynolds Co., (Class “A” Stock)	31,240
500	Synaptics, Inc.(a)	13,760
2,900	Synopsys, Inc.	64,119
9,890	Synplicity, Inc.	93,164
2,225	Tyler Technologies, Inc.(a)	19,357
10,200	Western Digital Corp.(a)	222,972

		2,249,663

Computer Services & Software 0.1%
5,400	Autodesk, Inc.	219,186

Computer Software
1,200	DST Systems, Inc.(a)	67,992

Computers
100	Network Appliance, Inc.(a)	3,120

Computers & Peripherals 0.2%
15,600	Hewlett-Packard Co.	486,408

Conglomerates
142	GenTek, Inc.	2,679

Construction 0.7%
100	Centex Corp.	7,139
1,150	Dycom Industries, Inc.	28,359
4,291	KB Home	326,974
13,179	Lennar Corp., (Class “A” Stock)	824,478

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
600	Lennar Corp., (Class “B” Stock)	$34,674
1,600	Meritage Homes Corp.(a)	96,800
2,900	Standard - Pacific Corp.	112,810
3,173	Toll Brothers, Inc.(a)	107,882
300	USG Corp.(a)	28,560

		1,567,676

Consumer Products & Services 0.7%
800	American Greetings Corp., (Class “A” Stock)	16,328
2,190	Central Garden & Pet Co.	108,580
1,100	Elizabeth Arden, Inc.(a)	23,254
19,746	Procter & Gamble Co.	1,169,526
1,500	Scotts Co. (The) (Class “A” Stock)	74,250
1,800	Snap-On, Inc.	72,234

		1,464,172

Distribution/Wholesale 0.1%
1,230	Building Material Holding Corp.	97,379
1,675	Watsco, Inc.	118,490

		215,869

Diversified
300	Ingersoll-Rand Co. Ltd. (Class “A” Stock) (Bermuda)	11,781

Diversified Financial Services 0.6%
4,700	JPMorgan Chase & Co.	186,825
7,112	Lehman Brothers Holdings, Inc.	998,880

		1,185,705

Diversified Telecommunication Services 0.6%
25,300	AT&T, Inc.	656,535
21,700	Verizon Communications, Inc.	687,022

		1,343,557

Drugs & Medicine 0.1%
1,900	Coventry Health Care, Inc.(a)	113,183

Electric Utilities 0.3%
1,500	Entergy Corp.	104,265
2,300	FirstEnergy Corp.	115,230
9,200	FPL Group, Inc.	384,468

		603,963

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Electronic Components 0.6%
7,100	Agilent Technologies, Inc.(a)	$240,761
5,910	Bottomline Technologies, Inc.	68,083
3,100	Checkpoint Systems, Inc.	83,607
1,325	EDO Corp.	36,610
1,600	Emerson Electric Co.	123,920
1,700	Energizer Holdings, Inc.(a)	91,987
4,500	FLIR Systems, Inc.(a)	106,650
1,300	Harman International Industries, Inc.	143,000
1,740	Intermagnetics General Corp.	70,192
1,325	International Displayworks, Inc.(a)	8,599
1,600	Itron, Inc.(a)	76,592
2,225	Pike Electric Corp.(a)	39,983
13,500	Sanmina-SCI Corp.(a)	56,835
10,060	SRS Labs, Inc.	60,863
1,520	Supertex, Inc.(a)	45,585

		1,253,267

Electronic Equipment & Instruments 0.1%
4,400	Avnet, Inc.(a)	107,580

Entertainment & Leisure 0.2%
600	Carnival Corp. (unit stock) (Panama)	31,056
8,048	Century Casinos, Inc.	73,881
2,675	K2, Inc.(a)	31,832
1,500	Mattel, Inc.	24,750
7,760	Mikohn Gaming Corp.	58,278
4,280	Scientific Games Corp., (Class “A” Stock)	137,174

		356,971

Environmental Services 0.1%
4,400	Allied Waste Industries, Inc.(a)	39,996
3,200	Nalco Holding Co.	59,040
3,600	Republic Services, Inc.	136,260
1,450	Waste Connections, Inc.(a)	50,663

		285,959

Exchange Traded Funds 0.1%
10	iShares Russell 1000 Value Index Fund	716
1,375	iShares Russell 2000 Value Index Fund	97,859

		98,575

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
Farming & Agriculture 0.1%
3,200	Monsanto Co.	$270,752

Financial—Bank & Trust 1.7%
3,250	Astoria Financial Corp.	93,600
1,500	BankUnited Financial Corp., (Class “A” Stock)(a)	42,150
600	BB & T Corp.(a)	23,424
2,130	Boston Private Financial Holdings, Inc.	65,050
200	Compass Banshares, Inc.	9,744
15,100	KeyCorp	534,389
800	Marshall & Ilsley Corp.	33,552
1,050	MB Financial, Inc.	36,823
6,400	Mellon Financial Corp.	225,728
7,000	North Fork Bancorp.	180,040
1,200	Oriental Financial Group, Inc.	16,524
2,200	Pacific Capital Bancorp	80,938
3,520	Republic Bancorp, Inc.	45,584
2,400	State Street Corp.	145,104
2,100	Sterling Financial Corp.(a)	58,842
600	TCF Financial Corp.	14,994
11,600	U.S. Bancorp	346,956
5,955	UBS AG (Switzerland)	647,904
2,325	UCBH Holdings, Inc.	40,339
1,200	Wachovia Corp.	65,796
13,200	Washington Mutual, Inc.	558,624
5,700	Wells Fargo & Co.	355,452
700	Zions Bancorp.	55,349

		3,676,906

Financial—Brokerage
4,200	TD Ameritrade Holding Corp.	85,008

Financial Services 1.9%
1,600	Accredited Home Lenders Holding Co.(a)	84,048
11,800	AmeriCredit Corp.	339,368
2,460	Ameriprise Financial, Inc.	100,097
700	Capital One Financial Corp.	58,310
1,835	Chicago Mercantile Exchange Holdings, Inc.	776,664
3,400	CIT Group, Inc.	181,356
1,800	E*trade Group Corp.(a)	42,822
3,500	Eaton Vance Corp.	100,870
650	Financial Federal Corp.	29,088
6,799	Goldman Sachs Group, Inc.	960,359

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
2,400	Jefferies Group, Inc.	$130,728
4,000	Merrill Lynch & Co., Inc.	300,280
4,200	Morgan Stanley Dean Witter & Co.	258,090
1,130	Portfolio Recovery Associates, Inc.(a)	55,652
3,130	PrivateBancorp, Inc.	118,345
2,050	Raymond James Financial, Inc.	87,248
7,609	SLM Corp.	425,800
400	Student Loan Corp. (The)	87,600

		4,136,725

Food & Staples Retailing 0.1%
10,100	Albertson’s, Inc.	254,015

Food Products 0.5%
14,700	Archer-Daniels-Midland Co.	463,050
10,400	ConAgra Foods, Inc.	215,592
5,500	Kraft Foods, Inc., (Class “A” Stock)	161,920
3,600	Sara Lee Corp.	65,808
3,600	Unilever PLC (United Kingdom)	151,812

		1,058,182

Foods 0.1%
300	Campbell Soup Co.	8,979
1,825	Corn Products International, Inc.	49,768
200	Heinz Co., H.J.	6,788
200	Kellogg Co.	8,580
8,100	Kroger Co. (The)(a)	149,040
400	Sysco Corp.	12,272
4,000	Tyson Foods, Inc. (Class “A” Stock)	57,320

		292,747

Health Care—Services 0.2%
1,900	Coventry Health Care, Inc.(a)	113,183
4,200	HCA, Inc.	206,136

		319,319

Health Care Providers & Services
12,200	Tenet Healthcare Corp.(a)	88,694

Healthcare Services 1.6%
3,100	Aetna, Inc.(a)	300,080
1,580	Amedisys, Inc.(a)	71,653
2,300	American Healthways, Inc.(a)	102,764

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
2,800	AMERIGROUP Corp.(a)	$62,496
2,400	Covance, Inc.	136,344
11,690	Five Star Quality Care, Inc.	99,949
4,200	HCA, Inc.	206,136
4,150	Healthsouth Rehabilitation Corp.(a)	20,045
3,000	Humana, Inc.	167,310
750	LHC Group, Inc.(a)	11,925
1,720	Matria Healthcare, Inc.	73,392
4,400	McKesson Corp.	233,200
650	Pediatrix Medical Group, Inc.(a)	56,992
4,700	Quest Diagnostics, Inc.	232,321
2,500	Sunrise Senior Living, Inc.	90,875
1,000	Triad Hospitals, Inc.(a)	41,060
23,967	UnitedHealth Group, Inc.	1,424,119
4,900	Wellpoint, Inc.(a)	376,320

		3,706,981

Home Construction 0.1%
3,200	Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	154,944

Hotels & Motels 0.6%
2,500	Choice Hotels International, Inc.	118,825
1,700	Hilton Hotels Corp.	42,381
11,000	MGM Mirage(a)	407,660
2,688	Station Casinos, Inc.	179,693
6,900	Wynn Resorts Ltd.(a)	445,602

		1,194,161

Hotels, Restaurants & Leisure 0.2%
1,970	Harrah’s Entertainment, Inc.	144,992
8,100	McDonald’s Corp.	283,581

		428,573

Household Durables 0.1%
1,300	Fortune Brands, Inc.	97,448

Household Products 0.1%
3,900	Kimberly-Clark Corp.	222,768

Household/Personal Care 0.1%
3,600	Colgate-Palmolive Co.	197,604

Independent Power Producers & Energy Traders 0.2%
9,500	TXU Corp.	481,080

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Industrial Conglomerates 0.4%
6,100	3M Co.	$443,775
15,000	Tyco International Ltd.	390,750

		834,525

Insurance 2.3%
700	Aflac, Inc.	32,865
8,700	Allstate Corp. (The)	452,835
1,500	Ambac Financial Group, Inc.	115,215
1,900	American International Group, Inc.	124,374
8,900	Amerisafe, Inc.(a)	91,136
800	AON Corp.	27,376
2,400	Assurant, Inc.	110,208
2,300	Berkely, (W.R.) Corp.	113,620
100	Chubb Corp.	9,435
1,300	Commerce Group, Inc.	70,070
1,250	Delphi Financial Group, Inc., (Class “A” Stock)	59,575
9,800	Genworth Financial, Inc. (Class “A” Stock)	321,048
2,400	Hanover Insurance Group, Inc. (The)	116,280
2,500	Hartford Financial Service Group, Inc.	205,575
1,762	HCC Insurance Holdings, Inc.(a)	54,728
1,275	Hilb, Rogal & Hobbs Co.	49,572
1,600	Lincoln National Corp.	87,248
2,000	Loews Corp.(a)	197,380
3,300	Marsh & McLennan Cos., Inc.	100,287
5,100	MBIA, Inc.	313,956
12,600	MetLife, Inc.	632,016
1,630	Navigators Group, Inc.(a)	72,812
1,600	Philadelphia Consolidated Holding Corp.(a)	155,440
1,698	Progressive Corp.	178,358
1,800	Protective Life Corp.	80,910
16,201	St. Paul Travelers Cos., Inc. (The)	735,201
1,100	Torchmark Corp.	61,710
2,090	Tower Group, Inc.	40,149
2,100	United Fire & Casualty Co.	86,142
12,600	UnumProvident Corp.	256,158
100	XL Capital Ltd. (Class “A” Stock)	6,766

		4,958,445
Internet Services 0.6%
7,250	Cybersource Corp.(a)	62,785
5,950	Digitas, Inc.	77,885
2,030	Equinix, Inc.	95,268

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
275	F5 Networks, Inc.(a)	$17,793
1,000	Google, Inc., (Class “A” Stock)(a)	433,250
6,790	Health Grades, Inc.(a)	39,992
2,540	J2 Global Communications, Inc.(a)	121,285
6,120	Keynote Systems, Inc.	77,418
7,150	Online Resources Corp.(a)	95,095
3,170	Openwave Systems, Inc.(a)	68,345
4,540	Radvision Ltd. (Israel)(a)	82,356
2,400	Symantec Corp.(a)	44,112
1,075	Vignette Corp.	18,211
3,660	Websidestory, Inc.(a)	73,749

		1,307,544

IT Services 0.2%
19,800	Electronic Data Systems Corp.	498,762

Leisure Equipment & Products
3,800	Eastman Kodak Co.	95,380

Machinery 0.2%
3,700	Deere & Co.	265,512
4,200	SPX Corp.	200,382

		465,894

Machinery & Equipment 0.4%
1,325	Briggs & Stratton Corp.	46,097
10,095	Caterpillar, Inc.	685,450
4,600	Intevac, Inc.(a)	73,186
1,200	Nordson Corp.	54,504

		859,237

Manufacturing 0.7%
100	Danaher Corp.	5,664
1,700	Eaton Corp.	112,540
30,100	General Electric Co.	985,775
2,300	Harsco Corp.	182,206
4,670	Hexel Corp.(a)	97,463
400	ITT Industries, Inc.	41,000
5,950	Jacuzzi Brands, Inc.(a)	56,465

		1,481,113
Media 0.7%
3,000	Comcast Corp. (Class “A” Stock)	83,460
800	E.W. Scripps Co., (Class “A” Stock)	38,672

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
600	EchoStar Communications Corp., (Class “A” Stock)	$16,560
7,100	Gannett Co., Inc.	438,780
21,200	Liberty Media Corp., (Class “A” Stock)(a)	177,232
9,800	News Corp., (Class “A” Stock)	154,448
1,400	Scholastic Corp.(a)	42,070
100	Sinclair Broadcast Group, Inc. (Class “A” Stock)	796
19,900	Time Warner, Inc.(a)	348,847
5,800	Viacom Inc., (Class “B” Stock)(a)	240,584

		1,541,449

Media & Communications 0.1%
2,200	McGraw-Hill Cos., Inc.	112,288

Medical Products
1,000	Becton Dickinson & Co.	64,800

Medical Supplies & Equipment 1.4%
2,270	Adeza Biomedical Corp.(a)	50,258
800	Angiodynamics, Inc.(a)	22,488
600	Bausch & Lomb, Inc.	40,530
100	Baxter International, Inc.	3,685
800	Boston Scientific Corp.(a)	17,496
200	Charles River Laboratories International, Inc.(a)	9,226
2,100	Cooper Cos, Inc. (The)	116,403
8,760	Encore Medical Corp.	47,129
1,000	Guidant Corp.	73,600
2,810	Immucor, Inc.(a)	84,440
1,125	Invacare Corp.	38,914
12,600	Johnson & Johnson	725,004
1,990	Laserscope(a)	53,670
1,080	LCA-Vision, Inc.	60,664
2,440	Lifeline Systems, Inc.(a)	114,680
50	Medical Action Industries, Inc.	1,113
11,726	Medtronic, Inc.	662,167
2,020	Merge Technologies, Inc.(a)	53,328
1,840	Neurometrix, Inc.(a)	63,498
3,110	NuVasive, Inc.(a)	57,193
14,370	Orthovita, Inc.	65,958
2,854	PolyMedica Corp.	113,361
1,200	Sepracor, Inc.(a)	68,292
1,970	SonoSite, Inc.	77,500
5,880	Spectranetics Corp.	60,799

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
4,200	St. Jude Medical, Inc.(a)	$206,346
200	Zimmer Holdings, Inc.(a)	13,790

		2,901,532
Metals & Mining 0.8%
14,900	Alcoa, Inc.	469,350
1,500	Bucyrus International, Inc. (Class “A” Stock)	91,785
1,325	Century Aluminum Co.	45,156
3,617	Companhia Vale Do Rio Doce, ADR (Brazil)	185,444
1,650	Gibraltar Industries, Inc.	44,599
850	Joy Global, Inc.	45,934
660	Peabody Energy Corp.	65,677
1,500	Phelps Dodge Corp.	240,750
2,800	Southern Copper Corp.	243,880
2,900	Timken Co.	104,893
1,800	United States Steel Corp.	107,550

		1,645,018

Multi-Utilities 0.1%
2,300	Public Service Enterprise Group, Inc.	160,126

Office Equipment
1,500	School Specialty, Inc.	56,325

Oil & Gas 0.6%
6,000	Apache Corp.(a)	453,180
4,800	Occidental Petroleum Corp.	469,008
6,200	Valero Energy Corp.	387,066

		1,309,254

Oil, Gas & Consumable Fuels 2.8%
800	Anadarko Petroleum Corp.	86,256
1,400	Ashland, Inc.	92,288
2,600	Birch Mountain Resources Ltd.(a)	18,720
1,400	Burlington Resources, Inc.	127,764
3,500	Cabot Oil & Gas Corp.	180,495
7,000	Chevron Corp.	415,660
10,400	ConocoPhillips	672,880
5,000	Devon Energy Corp.	341,050
1,200	Energy Partners Ltd.(a)	33,684
3,000	EOG Resources, Inc.	253,620
16,700	Exxon Mobil Corp.	1,047,925
375	GMX Resources, Inc.	18,041
9,870	Grey Wolf, Inc.(a)	86,856

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
5,342	Halliburton Co.	$424,956
2,000	Helmerich & Payne, Inc.	156,720
1,500	Houston Exploration Co.(a)	93,135
750	Hydril Co.(a)	61,763
1,630	Maverick Tube Corp.(a)	77,996
1,800	Oceaneering International, Inc.(a)	106,938
2,845	Oil States International, Inc.(a)	116,360
2,000	ONEOK, Inc.	56,520
2,200	Patterson-UTI Energy, Inc.	82,764
1,425	Petrohawk Energy Corp.	22,800
500	Pioneer Natural Resources Co.	26,550
300	Rowan Cos., Inc.	13,449
3,071	Schlumberger Ltd.	391,399
1,075	Southwestern Energy Co.(a)	46,376
2,600	Sunoco, Inc.	247,520
3,570	Superior Energy Services, Inc.	96,925
1,900	Swift Energy Co.(a)	93,898
1,300	Tesoro Corp.	94,211
2,070	Transocean, Inc. (Cayman Islands)(a)	167,980
1,390	Unit Corp.(a)	82,983
1,800	Universal Compression Holdings, Inc.(a)	86,400
1,200	Weatherford International, Inc. Ltd.	53,736
1,025	Whiting Petroleum Corp.(a)	47,458
500	XTO Energy, Inc.	24,540

		6,048,616

Other Technology
1,300	Sybase, Inc.	28,067

Paper & Forest Products 0.1%
400	Bowater, Inc.	10,936
1,400	International Paper Co.	45,682
500	Smurfit-Stone Container Corp.(a)	6,395
300	Temple-Inland, Inc.	14,070
1,500	Weyerhaeuser Co.	104,640

		181,723

Personal Services 0.1%
4,510	AMN Healthcare Services, Inc.(a)	90,967
3,400	Barrett Business Services(a)	90,780

		181,747

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
Pharmaceuticals 1.2%
2,200	Allergan, Inc.	$256,080
4,151	Amylin Pharmaceuticals, Inc.(a)	176,003
1,500	Barr Pharmaceuticals, Inc.(a)	98,370
300	Celgene Corp.(a)	21,345
1,700	Eli Lilly & Co.	96,254
300	Express Scripts, Inc.(a)	27,387
900	Hospira, Inc.	40,275
4,640	I-Flow Corp.(a)	73,683
2,400	Kos Pharmaceuticals, Inc.(a)	105,144
2,040	Martrixx Initatives, Inc.(a)	50,653
13,200	Merck & Co., Inc.	455,400
36,600	Pfizer, Inc.	939,888
3,700	Salix Pharmaceuticals Ltd.(a)	64,343
2,880	Viropharma, Inc.(a)	66,845
200	Watson Pharmaceuticals, Inc.(a)	6,618
6,000	Wyeth	277,500

		2,755,788

Pharmaceuticals—Research & Manufacturing
2,000	Altus Pharmaceuticals, Inc.(a)	37,100

Pipelines
1,400	Dynegy, Inc.(a)	7,700

Publishing
500	Wiley, (John) & Sons, Inc.	18,950

Real Estate 0.1%
425	CB Richard Ellis Group, Inc., (Class “A” Stock)(a)	26,826
2,860	St. Joe Co. (The)	181,467

		208,293

Real Estate Investment Trust 0.9%
3,800	Apartment Investment & Management Co. (Class “A” Stock)	161,576
2,675	Ashford Hospitality Trust(a)	32,742
900	Camden Property Trust	58,590
300	Centerpoint Properties Trust	14,892
400	Duke Realty Corp.	14,512
1,200	Entertainment Properties Trust	52,152
7,300	Equity Office Properties Trust	232,286
1,050	Healthcare Realty Trust, Inc.	36,792
2,775	Highland Hospitality Corp.	33,467

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
500	Hospitality Properties Trust	$21,435
6,700	Host Marriot Corp.	133,665
4,400	KKR Financial Corp.(a)	98,516
700	Liberty Property Trust	31,682
1,300	Mack-Cali Realty Corp.	58,136
4,575	MFA Mortgage Investments, Inc.	29,646
4,100	New Century Financial Corp.	160,843
2,100	Plum Creek Timber Co.	77,574
4,200	Prologis	215,124
525	Redwood Trust, Inc.	22,811
2,900	Simon Property Group, Inc.	240,236
1,000	SL Green Realty Corp.	84,040

		1,810,717

Retail & Merchandising 2.5%
400	Abercrombie & Fitch Co., (Class “A” Stock)	26,556
1,800	Brinker International, Inc.(a)	73,260
5,140	Cache, Inc.(a)	92,726
1,400	CEC Entertainment, Inc.(a)	50,428
5,400	Chico’s FAS, Inc.(a)	235,224
8,400	Circuit City Stores, Inc.	211,764
3,960	Cosi, Inc.	38,610
5,760	CVS Corp.	159,898
5,600	Darden Restaurants, Inc.	227,696
3,500	Dillard’s, Inc., (Class “A” Stock)	90,650
1,400	Dollar General Corp.	23,660
500	Federated Department Stores, Inc.	33,315
9,384	Home Depot, Inc.	380,521
900	J. C. Penney Co., Inc.	50,220
1,500	Jos. A. Bank Clothiers, Inc(a)	76,905
700	Kohl’s Corp.(a)	31,073
12,903	Lowe’s Cos., Inc.	819,986
2,000	Men’s Wearhouse, Inc. (The)(a)	68,340
800	Mills Corp. (The)	33,160
4,600	Nordstrom, Inc.	191,912
1,050	Regis Corp.	40,687
900	Safeway, Inc.	21,096
1,800	Sonic Corp.(a)	52,110
1,700	Staples, Inc.	40,307
12,598	Starbucks Corp.(a)	399,357
4,200	Stein Mart, Inc.	69,636
9,024	Target Corp.	494,064
2,775	Triarc Cos., Inc. (Class “B” Stock)	45,954

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
875	United Auto Group, Inc.	$33,512
4,700	Wal-Mart Stores, Inc.	216,717
6,500	Walgreen Co.	281,320
13,917	Yum! Brands, Inc.	688,474

		5,299,138

Retailing
700	Pilgrim’s Pride Corp.	17,038

Road & Rail 0.3%
8,129	Burlington North Santa Fe Corp.	651,295

Semiconductors 0.9%
3,690	Advanced Analogic Technologies, Inc.	54,981
3,000	Advanced Mirco Devices, Inc.(a)	125,580
800	Altera Corp.(a)	15,448
725	ATMI, Inc.(a)	24,360
1,400	Broadcom Corp., (Class “A” Stock)(a)	95,480
800	Formfactor, Inc.(a)	23,856
27,200	Intel Corp.	578,544
4,900	Lam Research Corp.	227,507
100	Linear Technology Corp.	3,721
300	Maxim Integrated Products, Inc.	12,312
8,800	Micron Technology, Inc.	129,184
1,940	Microsemi Corp.(a)	59,053
7,110	O2Micro International Ltd., ADR (China) (a)	77,357
500	Teradyne, Inc.	8,710
12,000	Texas Instruments, Inc.	350,760
3,080	Ultratech Stepper, Inc.(a)	59,136
3,300	Volterra Semiconductor Corp.	61,908

		1,907,897

Software 1.1%
9,200	BMC Software, Inc.(a)	203,320
13,000	Computer Associates International, Inc.	354,900
3,190	Concur Technologies, Inc.(a)	52,699
2,600	CSG Systems International, Inc.	59,202
5,810	Epicor Software Corp.(a)	77,273
2,300	Fair Isaac Corp.	101,936
6,956	Global Payments, Inc.	354,269
30,200	Microsoft Corp.	850,130
200	NCR Corp.(a)	7,430
4,180	PDF Solutions, Inc(a)	74,111

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
2,990	Retalix Ltd.	$77,142
3,450	Ultimate Software Group, Inc.(a)	75,383
2,980	Witness Systems, Inc.(a)	59,421

		2,347,216

Specialty Retail 0.1%
9,300	Limited Brands, Inc.	220,038

Telecom—Integrated/Services
14,992	Netia Holdings (Poland)	26,442

Telecommunications 1.6%
9,169	America Movil SA de CV, ADR (Mexico)	309,270
4,800	AmerisourceBergen Corp.	209,472
1,700	CenturyTel, Inc.	56,610
23,200	Cisco Systems, Inc.(a)	430,824
3,300	Comverse Technology, Inc.(a)	90,387
16,000	Corning, Inc. (a)	389,600
2,500	Juniper Networks, Inc.(a)	45,325
30,643	Motorola, Inc.	695,903
525	NETGEAR, Inc.(a)	9,513
14,925	QUALCOMM, Inc.	715,803
1,120	SafeNet, Inc.(a)	35,190
1,075	Sonus Networks, Inc.	5,031
8,502	Sprint Nextel Corp.	194,611
2,075	Tekelec(a)	32,474
700	Telewest Global, Inc.(a)	16,310
1,200	Tellabs, Inc.(a)	15,348
1,700	West Corp.(a)	69,411

		3,321,082

Textiles, Apparel & Luxury Goods 0.1%
4,800	Jones Apparel Group, Inc.	150,144

Thrifts & Mortgage Finance 0.2%
4,800	Freddie Mac	325,728

Tobacco 0.5%
15,900	Altria Group, Inc.	1,150,206

Transportation 0.9%
550	Amerco(a)	44,566
2,890	American Commercial Lines, Inc.(a)	96,381
2,050	Arlington Tankers Ltd	45,920

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
2,200	CSX Corp.	$117,766
6,917	FedEx Corp.	699,655
1,600	GATX Corp.	63,536
1,625	Genesee & Wyoming, Inc., (Class “A” Stock)(a)	63,375
825	Landstar System, Inc.(a)	34,898
4,500	Norfolk Southern Corp.	224,280
3,262	Old Dominion Freight Line(a)	93,097
3,558	Union Pacific Corp.	314,741
4,380	Vitran Corp., Inc. (Canada)	84,534

		1,882,749

Utilities 0.7%
400	American Electric Power Co., Inc.	14,928
1,280	Axsys Technologies, Inc.(a)	21,120
5,500	CMS Energy Corp.(a)	79,585
2,400	Consolidated Edison, Inc.	112,824
1,000	Constellation Energy Group	58,270
2,700	Dominion Resources, Inc.	203,931
2,700	Duke Energy Corp.	76,545
2,100	Edison International	92,022
1,900	Headwaters, Inc.(a)	65,550
2,200	Northeast Utilities	43,736
5,800	PG&E Corp.	216,398
1,400	Pinnacle West Capital Corp.	59,654
2,200	PNM Resources, Inc.	54,054
4,100	PPL Corp.	123,533
1,400	Scana Corp.	56,238
1,175	Westar Energy, Inc.	24,205
1,000	Wisconsin Energy Corp.	41,510
4,000	Xcel Energy, Inc.(a)	77,680

		1,421,783

Wireless Telecommunication Services
3,000	American Tower Corp., (Class “A” Stock)(a)	92,820

	Total Common Stocks (cost $79,249,735)	91,831,953

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Units	Description	Value (Note 1)
WARRANTS
776	McLeodUSA, Inc.(a)	$1
	United Mexican States(a)
300,000	Series D, expiring, 06/30/06	4,200
	United Mexican States(a)
300,000	Series E, expiring, 06/30/07	7,800

	Total Warrants (cost $58)	12,001

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES 0.4%
		Argent Securities Inc., Series 2005-W3, Class A2A
Aaa	438	4.479%, 11/25/35	$437,587
		Federal National Mortgage Assoc., Series 2005-73, Class A1A
	288	4.419%, 07/25/35	288,453
		Quest Trust, Series 2004-X2, Class A1
Aaa	104	4.939%, 06/25/34	103,787

		Total asset-backed securities (cost $829,345)	829,827

COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aaa	402	5.418%, 05/25/35	400,976
		Federal Home Loan Mortgage Corp., Series 41, Class F
	202	10.00%, 05/15/20	201,745
		Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-61, Class 1A1
	1,942	4.726%, 07/25/44	1,967,309
		Federal National Mortgage Assoc., Series 1992-146, Class PZ
	38	8.00%, 08/25/22	39,941
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	465	4.541%, 10/01/35	457,381
		Mellon Residential Funding Corp., Series 1999-TBCZ, Class A3
Aaa	53	4.286%, 07/25/29	53,270

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Vendee Mortgage Trust, Series 2001-1, Class 1A
Aaa	249	6.82%, 01/15/30	$256,174
		Washington Mutual, Inc., Series 2003-R1, Class A1
Aaa	1,288	4.649%, 12/25/27	1,287,383

		Total Collateralized Mortgage Obligations (cost $4,657,976)	4,664,179

CORPORATE BONDS 14.4%

Aerospace 0.3%
		BE Aerospace, Inc., Sr. Sub. Notes
Caa2	125	8.875%, 05/01/11	131,406
		Esterline Technologies Corp., Sr. Sub. Notes
B1	125	7.75%, 06/15/13	130,000
		K & F Acquisition, Inc., Gtd. Notes, PIK
Caa1	125	7.75%, 11/15/14	127,188
		Sequa Corp., Sr. Notes
B1	100	8.875%, 04/01/08	106,000
		Standard Aero Holdings, Inc., Sr. Sub. Notes
Caa1	25	8.25%, 09/01/14	20,375
		TransDigm, Inc., Gtd. Notes
B3	50	8.375%, 07/15/11	52,500

			567,469

Agriculture
		Smithfield Foods, Inc., Sr. Notes
Ba2	80	8.00%, 10/15/09	84,000

Airlines
		Continental Airlines, Inc., Notes
Ba2	39	6.748%, 03/15/17	33,651

Automobile Manufacturers 0.5%
		DaimlerChrysler NA, Gtd. Notes(c)
A3	700	4.70%, 03/07/07	700,181
		DaimlerChrysler NA, Notes(c)
A3	200	4.99%, 05/24/06	200,206

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Daimlerchrysler NA, Notes(c)
A3	100	5.30%, 08/08/06	$100,392
		Ford Motor Co., Notes
Ba1	100	7.45%, 07/16/31	73,750

			1,074,529

Automotive—OEM 0.8%
		Ford Motor Credit Corp., Notes
Baa3	462	7.25%, 10/25/11	423,867
		General Motors Acceptance Corp., Notes
Baa1	63	6.75%, 12/01/14	59,708
Ba1	1,125	6.875%, 09/15/11	1,074,072
Ba1	62	8.00%, 11/01/31	63,217

			1,620,864

Automotive Parts 0.2%
		Affinia Group, Inc., Sr. Sub. Notes
Caa1	62	9.00%, 11/30/14	51,460
		Delco Remy International, Inc., Sr. Sub. Notes
Caa1	125	9.375%, 04/15/12	43,750
		Goodyear Tire & Rubber Co., Notes
B3	125	7.857%, 08/15/11	121,875
		Tenneco Automotive, Inc., Sec’d. Notes
B3	50	8.625%, 11/15/14	50,250
		TRW Automotive, Inc., Sr. Notes
Ba3	59	9.375%, 02/15/13	64,162

			331,497

Building Materials—Fixtures & Fittings 0.3%
		Goodman Global Holding Co., Inc., Sr. Notes
B3	150	7.491%, 06/15/12	150,562
		Goodman Global Holdings, Sr. Sub. Notes 144A
Caa1	62	7.875%, 12/15/12	58,590
		Grohe Holding GmbH, Gtd. Notes (Denmark)
B3	EUR 125	8.625%, 10/01/14	144,300

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Nortek, Inc., Sr. Sub. Notes
Caa1	125	8.50%, 09/01/14	$121,563
Caa1	62	Panolam Industries International, Inc., Sr. Sub. Notes 10.75%, 10/01/13	58,745

			533,760

Capital Goods—Others 0.1%
Caa1	62	Mueller Group, Inc., Sr. Sub. Notes 10.00%, 05/01/12	65,720
Ba3	125	Navistar International Corp., Sr. Notes 6.25%, 03/01/12	116,875
B3	125	Rexnord Corp., Gtd. Notes 10.125%, 12/15/12	135,312

			317,907

Chemicals 0.9%
B3	50	Borden US Financial / Nova Scotia, Sec’d. Notes 9.00%, 07/15/14	50,750
Caa2	125	Crystal US Holdings, Sr. Disc. Notes (Zero Coupon until 10/01/09) 10.50%, 10/01/14	92,500
B2	105	Equistar Chemicals LP, Gtd. Notes 10.125%, 09/01/08	114,450
Ba1	150	Hercules, Inc., Debs. Notes 6.60%, 08/01/27	152,812
B3	14	Huntsman ICI Chemicals, Gtd. Notes 10.125%, 07/01/09	14,473
B2	125	Huntsman International LLC, Gtd. Notes 9.875%, 03/01/09	131,250
Ba3	90	IMC Global, Inc., Gtd. Notes 11.25%, 06/01/11	96,750
B2	125	Ineos Group Holdings, PLC., Notes (United Kingdom) 8.50%, 02/15/16	125,000
B1	75	ISP Chemco, Inc., Gtd. Notes 10.25%, 07/01/11	80,250
Caa1	125	KRATON Polymers LLC, Sr. Sub. Notes 144A 8.125%, 01/15/14	120,625
B1	44	Lyondell Chemical Co., Gtd. Notes 9.50%, 12/15/08	46,145

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Lyondell Chemical Co., Sec’d. Notes
B1	25	11.125%, 07/15/12	$28,063
		MC Global, Inc., Debs. Notes
B1	125	6.875%, 07/15/07	126,562
		Nell AF SARL, Sr. Notes 144A (Luxembourg)
B2	125	8.375%, 08/15/15	124,844
		PQ Corp., Gtd. Notes 144A
B3	75	7.50%, 02/15/13	70,688
		Rhodia SA, Sr. Notes (France)
Caa1	59	8.875%, 06/01/11	60,180
B3	130	10.25%, 06/01/10	143,975
		Rockwood Specialties Group, Inc., Gtd. Notes
B3	EUR 125	7.625%, 11/15/14	157,970
		Rockwood Specialties, Inc., Sr. Sub. Notes
B3	87	10.625%, 05/15/11	95,047

			1,832,334

Conglomerates 0.1%
		Blount, Inc., Sr. Sub. Notes
B3	75	8.875%, 08/01/12	78,750
		Invensys PLC, Sr. Notes 144A (United Kingdom)
B3	40	9.875%, 03/15/11	41,000
		Manitowoc Co., Gtd. Notes
B2	100	10.50%, 08/01/12	111,000

			230,750

Consumer Products & Services 0.2%
		Clorox Co., Sr. Notes(c)
A3	500	4.614%, 12/14/07	500,904

Consumer Products—Household & Leisure 0.1%
		Affinion Group, Inc., Gtd. Notes
B3	63	10.125%, 10/15/13	60,165
		Spectrum Brands, Inc., Gtd. Notes
B3	125	7.375%, 02/01/15	102,813

			162,978

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Consumer Products—Industrial 0.1%
Caa1	75	Johnson Diversified Holdings, Inc., Disc. Notes (Zero Coupon until 05/15/07) 10.67%, 05/15/13	$63,000
B3	75	Johnson Diversified, Inc., Gtd. Notes 9.625%, 05/15/12	76,125

			139,125

Consumer Products—Non Durable 0.1%
Ba3	125	Church & Dwight Co. Inc., Gtd. Notes 6.00%, 12/15/12	122,813
Caa2	125	Playtex Products, Inc., Gtd. Notes 9.375%, 06/01/11	131,406

			254,219

Defense 0.1%
B2	75	Alliant Techsystems, Inc., Gtd. Notes 8.50%, 05/15/11	78,750
		L-3 Communications Corp., Sr. Sub. Notes
Ba3	125	6.375%, 10/15/15	124,375
Ba3	100	7.625%, 06/15/12	104,750

			307,875

Electric 0.1%
B1	125	Legrand Holding SA, Sr. UnSub. Notes (France) 10.50%, 02/15/13	143,750
B1	150	Texas Genco LLC Financing Corp., Sr. Notes 6.875%, 12/15/14	162,375

			306,125

Electronic Components 0.1%
Ba1	300	PPL Capital Funding, Inc., Trust I, Gtd. Notes 7.29%, 05/18/06	301,293

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Energy—Coal 0.1%
Ba3	50	Arch Western Finance LLC, Sr. Notes 6.75%, 07/01/13	$50,500
B1	50	Foundation PA Coal Co., Sr. Notes 7.25%, 08/01/14	51,875
B1	63	Massey Energy Co., Sr. Notes 6.875%, 12/15/13	63,551

			165,926

Energy—Exploration & Production 0.4%
Ba2	150	Chesapeake Energy Corp., Sr. Notes 6.375%, 06/15/15	149,625
Ba2	125	6.875%, 01/15/16	127,500
B3	210	El Paso Production Holding Co., Gtd. Notes 7.75%, 06/01/13	222,075
B2	25	Encore Acquisition Co., Sr. Sub. Notes 6.25%, 04/15/14	24,375
Ba3	30	Forest Oil Corp., Sr. Notes 8.00%, 12/15/11	32,850
Ba3	8	Magnum Hunter Resources, Inc., Gtd. Notes 9.60%, 03/15/12	8,670
Ba3	50	Newfield Exploration Co., Sr. Sub. Notes 8.375%, 08/15/12	53,750
B2	105	Stone Energy Corp., Sr. Sub. Notes 8.25%, 12/15/11	108,150
Ba3	50	Vintage Petroleum, Inc., Sr. Notes 8.25%, 05/01/12	53,562
B1	25	Vintage Petroleum, Inc., Sr. Sub. Notes 7.875%, 05/15/11	26,125

			806,682

Energy—Refining 0.1%
Baa3	100	Premcor Refining Group, Inc., Gtd. Notes 6.75%, 02/01/11-05/01/2014	104,954

Energy—Services 0.1%
B3	75	Hanover Compressor Co., Gtd. Notes 8.625%, 12/15/10	79,687

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
B2	50	Hanover Equipment Trust, Sr. Notes 8.75%, 09/01/11	$52,688
B2	100	Parker Drilling Co., Sr. Notes 9.625%, 10/01/13	112,250
Ba2	25	Pride International, Inc., Sr. Notes 7.375%, 07/15/14	26,875

			271,500

Entertainment & Leisure 0.4%
B2	100	AMC Entertainment, Inc., Gtd. Notes 8.625%, 08/15/12	103,500
Baa3	500	Harrah’s Operating Co., Inc., Bonds 4.90%, 02/08/08	500,708
B1	75	Intrawest Corp., Sr. Notes (Canada) 7.50%, 10/15/13	76,875
Caa1	45	Six Flags, Inc., Sr. Notes 9.625%, 06/01/14	45,788
B3	50	Universal City Florida, Holding Co., Sr. Notes 8.375%, 05/01/10	50,125
B3	125	Warner Music Group, Sr. Sub. Notes 7.375%, 04/15/14	124,687

			901,683

Environmental 0.1%
B2	25	Allied Waste North America, Inc., Sr. Notes 7.875%, 04/15/13	25,937
B2	220	Allied Waste North America, Inc., Sr. Notes, Ser. B 8.50%, 12/01/08	231,275

			257,212

Finance
B1	62	E*trade Financial Corp., Sr. Notes 7.375%, 09/15/13	63,240

Financial—Bank & Trust 0.2%
Aa2	400	HSBC Bank USA NA, Notes 4.57%, 09/21/07	400,626

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Financial Services 0.3%
Aaa	JPY 67,000	General Electric Capital Corp., Sr. Unsec’d. Notes (Japan) (Japan) 1.40%, 11/02/06	$576,774

Food 0.1%
B3	8	Agrilink Foods, Inc., Gtd. Notes 144A 11.875%, 11/01/08	8,160
		Dole Foods Co., Inc., Sr. Notes
B2	38	8.625%, 05/01/09	38,807
B2	18	8.875%, 03/15/11	18,248
		Pinnacle Foods Holding Co., Sr. Sub. Notes
B3	63	8.25%, 12/01/13	60,637
		United Biscuits Co., Gtd. Notes (United Kingdom) (United Kingdom)
B3	EUR 125	10.625%, 04/15/11	161,768

			287,620

Gaming 0.7%
		Boyd Gaming Corp., Sr. Sub. Notes
B1	175	8.75%, 04/15/12	187,687
		Caesars Entertainment, Inc., Sr. Sub. Notes
Baa3	130	7.50%, 09/01/09	138,708
Ba1	35	8.125%, 05/15/11	38,588
Ba1	20	8.875%, 09/15/08	21,650
Ba1	20	9.375%, 2/15/07	20,775
		Codere Finance SA, Sr. Notes 144A (Luxembourg)
B2	EUR 62	8.25%, 06/15/15	80,425
		Isle of Capri Casinos, Inc., Sr. Sub. Notes
B2	50	7.00%, 03/01/14	49,063
		MGM Mirage, Inc., Gtd. Notes
Ba2	125	6.625%, 07/15/15	125,625
Ba3	130	9.75%, 06/01/07	136,500
		MGM Mirage, Inc., Notes
Ba2	250	6.00%, 10/01/09	248,750
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes
Ba3	100	8.00%, 04/01/12	105,375

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Penn National Gaming, Inc., Sr. Sub. Notes
B3	25	6.75%, 03/01/15	$24,938
		Seneca Gaming Corp., Sr. Notes
B1	62	7.25%, 05/01/12	62,775
		Station Casinos, Inc., Sr. Notes 144A
Ba2	90	6.00%, 04/01/12	90,000
		Station Casinos, Inc., Sr. Sub. Notes
Ba3	125	6.875%, 03/01/16	127,031
B2	118	Wynn Las Vegas LLC, Notes 6.625%, 12/01/14	114,902

			1,572,792

Health Care—Medical Products 0.1%
Caa1	125	VWR International, Inc., Sr. Sub. Notes 144A 8.00%, 04/15/14	123,906

Health Care—Pharma 0.2%
B2	125	Biovail Corp., Sr. Sub. Notes (Canada) 7.875%, 04/01/10	129,219
B3	25	Elan Finance PLC, Sr. Notes (Ireland) 7.75%, 11/15/11	23,594
Ba1	62	Mylan Laboratories, Inc., Gtd. Notes 6.375%, 08/15/15	62,930
NR	EUR 62	Nycomed A/S, Sr. Notes, PIK (Denmark) 11.75%, 09/15/13	80,048
Caa1	125	Warner Chilcott Corp., Sr. Sub Notes 8.75%, 02/01/15	122,500

			418,291

Health Care—Services 0.5%
Caa1	63	Accellant, Inc., Gtd. Notes 10.50%, 12/01/13	65,835
B3	25	Alliance Imaging, Inc., Sr. Sub. Notes 7.25%, 12/15/12	20,438
B3	125	Concentra Operating Corp., Sr. Sub. Notes 9.125%, 06/01/12	129,687
Ba1	45	Coventry Health Care, Inc., Sr. Notes 8.125%, 02/15/12	47,700

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		HCA, Inc., Debs.
Ba2	180	7.50%, 12/15/23	$180,222
Ba2	60	9.00%, 12/15/15	68,980
B1	25	Omega Healthcare Investors, Inc., Sr. Notes 144A 7.00%, 04/01/14	25,375
B3	50	Select Medical Corp., Gtd. Notes 7.625%, 02/01/15	44,500
Ba2	60	Senior Housing Properties Trust, Sr. Notes 8.625%, 01/15/12	65,850
B3	50	Tenet Healthcare Corp., Sr. Notes 6.375%, 12/01/11	44,875
B3	35	Tenet Healthcare Corp., Sr. Notes 144A 6.50%, 06/01/12	31,325
B3	50	9.25%, 02/01/15	49,000
Caa1	75	Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes 9.00%, 10/01/14	79,125
Ba3	110	Ventas Realty LP Ventas Capital Corp., Sr. Notes 9.00%, 05/01/12	125,538

			978,450

Healthcare
B3	40	Iasis Healthcare LLC, Sr. Sub. Notes 8.75%, 06/15/14	40,950

Home Construction 0.1%
Ba1	100	D.R. Horton, Inc., Sr. Notes 7.875%, 08/15/11	108,140
Ba1	25	K Hovnanian Enterprises, Inc., Gtd. Notes 6.25%, 01/15/15	23,626
Ba2	65	KB Home, Sr. Sub. Notes 8.625%, 12/15/08	69,237
Ba2	125	Meritage Homes Corp., Sr. Notes 6.25%, 03/15/15	114,375

			315,378

Lodging 0.3%
Ba3	14	HMH Properties, Inc., Gtd. Notes, Series B 7.875%, 08/01/08	14,140

See Notes to Financial Statements.

42	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
Ba3	125	Host Marriott LP, Gtd. Notes 9.50%, 01/15/07	$129,531
Ba3	75	Host Marriott LP, Sr. Notes 7.00%, 08/15/12	76,688
Ba3	40	7.125%, 11/01/13	41,150
Ba1	125	Royal Caribbean Cruises Ltd., Sr. Notes (Liberia) 8.00%, 05/15/10	135,952
Ba1	175	Starwood Hotels & Resorts Worldwide, Inc., Debs. 7.375%, 11/15/15	189,875
Ba1	125	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes 7.875%, 05/01/12	136,875

			724,211

Machinery 0.1%
		Terex Corp., Gtd. Notes
Caa1	20	9.25%, 07/15/11	21,350
Caa1	90	10.375%, 04/01/11	95,175

			116,525

Media 0.1%
		DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes
Ba2	43	8.375%, 03/15/13	46,118
		Echostar DBS Corp., Gtd. Notes Sr. Notes 144A
Ba3	125	6.625%, 10/01/14	121,250

			167,368

Media—Broadcasting & Radio 0.1%
		Emmis Operating Co., Sr. Sub. Notes
B2	125	6.875%, 05/15/12	121,875
		Lin Television Corp., Gtd. Notes
B1	62	6.50%, 05/15/13	58,590

			180,465

Media—Cable 0.2%
		Callahan Nordrhein-Westfalen GmbH, Sr. Disc. Notes (Denmark)(i)
WR	50	16.00% , 07/15/10	5
		CCH I LLC, Sec’d. Notes 144A
Caa3	9	11.00%, 10/01/15	7,403

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Charter Communications Holdings II, Sr. Notes
Caa1	100	10.25%, 09/15/10	$98,375
		Charter Communications LLC, Sr. Notes
B2	121	Zero Coupon , 05/15/11	61,710
		CSC Holdings, Inc., Sr. Notes
B1	50	7.25%, 07/15/08	50,125
B1	25	7.625%, 04/01/11	25,031
B1	30	7.875%, 12/15/07	30,450
		CSC Holdings, Inc., Sr. Notes 144A
B1	50	7.00%, 04/15/12	47,750
		Kabel Deutschland GmbH, Gtd. Notes (Denmark)
B2	60	10.625%, 07/01/14	63,000

			383,849

Media—Diversified 0.1%
B2	62	Quebecor Media, Sr. Notes (Canada) 7.75%, 03/15/16	63,240
Ba3	150	Sun Media Corp., Gtd. Notes (Canada) 7.625%, 02/15/13	154,875

			218,115

Metals 0.3%
B1	50	AK Steel Corp., Gtd. Notes 7.75%, 06/15/12	48,750
B1	100	7.875%, 02/15/09	98,500
Ba1	125	Ispat Inland ULC, Sec’d. Notes 144A (Canada) 9.75%, 04/01/14	143,750
B2	EUR 62	Kloeckner Investment SCA, Notes (Denmark) 10.50%, 05/15/15	87,582
B1	125	Novelis, Inc., Gtd. Notes (Canada) 7.25%, 02/15/15	118,125
Ba3	55	Oregon Steel Mills, Inc., Gtd. Notes 10.00%, 07/15/09	58,438
Ba2	89	United States Steel Corp. LLC, Sr. Notes 10.75%, 08/01/08	98,790

			653,935

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Mining
Caa1	45	OM Group, Inc., Gtd. Notes 9.25%, 12/15/11	$45,000

Oil & Gas 0.4%
Baa1	250	Pemex Project Funding Master Trust, Gtd. Notes 9.25%, 03/30/18	315,625
Baa1	500	Petroleum Export-Cayman, Sr. Notes 144A 5.265%, 06/15/11	493,590

			809,215

Packaging 0.4%
B1	125	Crown Americas, Inc., Sr. Notes 7.75%, 11/15/15	129,688
Caa1	62	Graham Packaging Co., Gtd. Notes 8.50%, 10/15/12	62,310
Caa2	200	Graham Packaging Co., Sub. Notes 144A 9.875%, 10/15/14	198,000
B3	125	Graphic Packaging International Corp., Sr. Sub. Notes 9.50%, 08/15/13	117,500
B2	EUR 100	Impress Group BV, Sr. Notes (Netherlands) 10.50%, 05/25/07	127,348
B1	180	Owens Brockway Glass Container, Inc., Notes 8.75%, 11/15/12	193,500
B2	63	Plastipak Holdings, Inc., Sr. Notes 8.50%, 12/15/15	64,575

			892,921

Paper 0.4%
Ba3	125	Abitibi-Consolidated, Inc., Notes (Canada) 5.25%, 06/20/08	118,437
B2	62	Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada) 7.25%, 10/01/12	56,420

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
B2	85	Ainsworth Lumber Co. Ltd., Sr. Notes (Canada) 6.75%, 03/15/14	$73,738
B2	100	Cellu Tissue Holdings, Inc., Sec’d. Notes 9.75%, 03/15/10	98,500
Ba2	75	Georgia-Pacific Corp., Notes 7.50%, 05/15/06	75,188
Ba2	20	8.125%, 05/15/11	20,350
Ba2	75	8.875%, 05/15/31	77,250
B2	125	Jefferson Smurfit Corp., Gtd. Notes 7.50%, 06/01/13	113,437
B2	50	8.25%, 10/01/12	47,500
B3	125	JSG Funding PLC, Sr. Notes (Ireland) 9.625%, 10/01/12	129,062
Caa2	EUR 62	JSG Holding PLC., Sr. Notes (Ireland) 11.50%, 10/01/15	72,609
Caa1	25	Mercer International, Inc., Sr. Notes 9.25%, 02/15/13	21,250
B2	75	Millar Western Forest Products Ltd, Sr. Notes (Canada) 7.75%, 11/15/13	52,875

			956,616

Printing
		Vertis, Inc., Gtd. Notes, Series B
Caa1	55	10.875%, 06/15/09	53,900

Publishing 0.5%
		Dex Media East LLC, Gtd. Notes
B2	107	12.125%, 11/15/12	123,853
		Dex Media West Finance, Sr. Sub. Notes
B2	142	9.875%, 08/15/13	156,732
		Houghton Mifflin Co., Sr. Sub. Notes
Caa1	125	9.875%, 02/01/13	135,000
		Lighthouse International Co. SA, Sr. Notes (Luxembourg)
B3	EUR 125	8.00%, 04/30/14	163,666
		Medianews Group, Inc., Sr. Sub. Notes
B2	75	6.875%, 10/01/13	70,500
		Primedia, Inc., Gtd. Notes
B2	50	8.875%, 05/15/11	46,750
B2	25	9.715%, 05/15/10	24,156

See Notes to Financial Statements.

46	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		WDAC Subsidiary Corp., Sr. Notes
Caa1	EUR 250	8.50%, 12/01/14	$305,308

			1,025,965

Restaurants 0.1%
		Landry’s Restaurants, Inc., Gtd. Notes
B2	125	7.50%, 12/15/14	118,125

Retailers
		Autonation, Inc., Sr. Notes
Ba2	15	9.00%, 08/01/08	16,106
		Neiman Marcus Group, Inc., Sr. Unsec’d. Notes 144A
B2	63	9.00%, 10/15/15	65,363

			81,469

Retailers—Food & Drug
		Ahold Finance USA, Inc., Sr. Notes
Ba2	25	8.25%, 07/15/10	27,000
		Jean Coutu Group PJC, Inc., Sr. Notes (Canada)
B2	25	7.625%, 08/01/12	25,000
B3	50	8.50%, 08/01/14	47,625

			99,625

Services Cyclical—Business Services 0.1%
		Great Lakes Dredge & Dock Corp., Sr. Sub. Notes
Caa3	35	7.75%, 12/15/13	31,194
		Iron Mountain Inc., Gtd. Notes
Caa1	75	8.625%, 04/01/13	78,187

			109,381

Services Cyclical—Distribution/Logistical 0.2%
		Ray Acquisition SCA. Sr. Sub. Notes 144A (France)
Caa1	EUR 250	9.375%, 03/15/15	323,535

Services Cyclical—Rental Equipment 0.2%
		Hertz Corp., Sr. Sub. Notes
B1	250	8.875%, 01/01/14	258,125
B3	62	10.50%, 01/01/16	64,790
		United Rentals NA, Inc., Gtd. Notes
B3	25	6.50%, 02/15/12	24,625

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	47

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		United Rentals NA, Inc., Sr. Sub. Notes 144A
Caa1	50	7.75%, 11/15/13	$49,500

			397,040

Technology
		Sanmina-SCI Corp., Gtd. Notes
Ba2	95	10.375%, 01/15/10	104,144

Technology—Hardware 0.1%
		Avago Technologies Financial, Sr. Notes (Singapore)
B3	31	10.125%, 12/01/13	31,775
		Flextronics International Ltd., Sr. Sub. Notes (Singapore)
Ba2	75	6.25%, 11/15/14	73,125
		Nortel Networks Corp., Gtd. Notes (Canada)
B3	20	4.25%, 09/01/08	18,975
		Nortel Networks Ltd., Notes (Canada)
B3	25	6.125%, 02/15/06	25,000
		Xerox Corp., Sr. Notes
Ba2	75	7.625%, 06/15/13	79,688

			228,563

Technology—Software/Services 0.2%
		Sungard Data Systems, Inc., Sr. Unsec’d. Notes
B3	125	9.125%, 08/15/13	130,000
		UGS Corp., Gtd. Notes
B3	250	10.00%, 06/01/12	275,000

			405,000

Telecommunications 0.7%
		AT&T Corp., Sr. Notes
Ba1	73	9.05%, 11/15/11	80,446
		Cincinnati Bell, Inc., Sr. Sub. Notes
B3	50	8.375%, 01/15/14	49,125
		Citizens Communications Co., Notes
Ba3	125	9.25%, 05/15/11	137,500
		Citizens Communications Co., Sr. Notes
Ba3	100	6.25%, 01/15/13	97,000

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Eircom Funding, Gtd. Notes (Ireland)
B1	50	8.25%, 08/15/13	$53,250
		Qwest Capital Funding, Gtd. Notes
Caa2	125	7.00%, 08/03/09	125,938
		Qwest Corp., Sr. Notes
Ba3	1,000	7.625%, 06/15/15	1,051,250

			1,594,509

Telecommunications—Cellular 0.5%
		Alamosa Delaware, Inc., Sr. Notes
Caa1	75	8.50%, 01/31/12	81,281
Caa1	50	11.00%, 07/31/10	56,000
		American Tower Corp., Sr. Notes
B1	125	7.50%, 05/01/12	130,937
		Centennial Communications Corp., Notes
B3	100	8.125%, 02/01/14	101,750
		Dobson Cellular Systems, Sec’d. Notes
B1	25	8.443%, 11/01/11	26,000
		Dobson Communications Corp., Sr. Notes
Caa2	125	8.875%, 10/01/13	125,938
		MCI, Inc., Sr. Notes
B2	65	6.908%, 05/01/07	65,650
B2	59	7.688%, 05/01/09	60,844
		Rogers Wireless Inc., Sr. Sub. Notes (Canada)
Ba3	75	7.50%, 03/15/15	81,375
Ba3	75	8.00%, 12/15/12	79,500
		US Unwired, Inc., Ser. B, Sec’d. Notes
B2	25	8.741%, 06/15/10	25,750
		Wind Acquisition Finance SA, Gtd. Notes (Luxembourg)
B3	125	10.75%, 12/01/15	133,281

			968,306

Telecommunications—Satellites 0.1%
		Intelsat Bermuda Ltd., Sr. Notes 144A (Bermuda)
B2	125	8.25%, 01/15/13	124,688
		Panamsat Corp., Gtd. Notes
B1	125	9.00%, 08/15/14	131,406

			256,094

Textiles & Apparel 0.1%
		Levi Strauss & Co., Gtd. Notes
Caa2	80	12.25%, 12/15/12	90,800

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	49

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		Propex Fabrics, Inc., Gtd. Notes
Caa1	75	10.00%, 12/01/12	$66,750
		Quicksilver, Inc., Gtd. Notes
B1	125	6.875%, 04/15/15	120,000

			277,550

Tobacco 0.1%
		Alliance One International, Inc., Notes 144A
B2	62	11.00%, 05/15/12	56,420
		Qwest Corp., Sr. Notes
Ba3	100	7.875%, 09/01/11	105,750

			162,170

Transportation 0.1%
		Progress Rail Services Corp., Sr. Notes
B2	62	7.75%, 04/01/12	63,240
		Stena AB, Sr. Notes 144A (Sweden)
Ba3	75	7.50%, 11/01/13	73,125

			136,365

Utilities—Distribution 0.1%
		Inergy LP Inergy Finance Corp., Sr. Notes
B1	50	6.875%, 12/15/14	47,125
		Suburban Propane Partners LP, Sr. Notes
B1	125	6.875%, 12/15/13	119,063
		Transmontaigne, Inc., Sr. Sub. Notes
B3	40	9.125%, 06/01/10	40,800

			206,988

Utilities—Electric 1.0%
		AES Corp., Sr. Notes
B1	195	9.375%, 09/15/10	213,037
		AES Eastern Energy LP, Pass Thru Certs
Ba1	129	9.00%, 01/02/17	145,073
		Allegheny Energy Supply Co. LLC, Notes 144A
Ba3	30	8.25%, 04/15/12	33,300
		Calpine Corp., Sec’d. Notes(i)
D(d)	125	8.75%, 07/15/13	111,250

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		CMS Energy Corp., Sr. Notes
B1	115	7.50%, 01/15/09	$118,450
B1	50	8.50%, 04/15/11	54,313
		Dynegy Holdings, Inc., Sec’d. Notes
B3	60	9.875%, 07/15/10	65,700
B3	95	10.125%, 07/15/13	107,231
		Edison Mission Energy, Sr. Notes
B1	75	7.73%, 06/15/09	77,063
		Homer City Funding LlC, Gtd. Notes
Ba2	71	8.137%, 10/01/19	77,198
		Midwest Generation LLC, Notes
B1	54	8.56%, 01/02/16	58,222
		Midwest Generation LLC, Sec’d. Notes
B1	30	8.30%, 07/02/09	31,050
B1	125	8.75%, 05/01/34	136,875
		Mirant North America LLC, Sr. Notes 144A
B1	125	7.375%, 12/31/13	127,187
		Mission Energy Holding Co., Sec’d. Notes
B2	35	13.50%, 07/15/08	40,425
		Nevada Power Co., Notes
Ba1	60	6.50%, 04/15/12	61,500
Ba1	5	10.875%, 10/15/09	5,432
		NRG Energy, Inc., Sr. Notes Sr. Notes
B1	125	7.375%, 02/01/16	127,187
		NRG Energy, Inc., Gtd. Notes
WR	114	8.00%, 12/15/13	127,110
		Orion Power Holdings, Inc., Sr. Notes
B2	50	12.00%, 05/01/10	57,000
		Reliant Energy Mid-Atlantic Power Holdings LLC, Ser. B, Pass Thru Certs
B1	66	9.237%, 07/02/17	69,979
		Reliant Energy, Inc., Sec’d. Notes
B1	60	9.50%, 07/15/13	59,400
		Sierra Pacific Resources, Sr. Notes
B1	40	8.625%, 03/15/14	43,531

			1,947,513

Utility—Pipelines 0.5%
		El Paso Corp., Notes
Caa1	125	7.875%, 06/15/12	132,187

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	51

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)
		El Paso Corp., Sr. Notes
Caa1	125	7.80%, 08/01/31	$131,250
		El Paso Natural Gas Co., Notes
B1	125	8.375%, 06/15/32	145,771
		Pacific Energy Partners LP, Sr. Notes 144A
Ba2	50	7.125%, 06/15/14	52,000
		Southern Natural Gas Co., Notes
B1	50	8.875%, 03/15/10	53,488
		Tennessee Gas Pipeline Co., Debs.
B1	160	7.00%, 03/15/27-10/15/2028	166,075
B1	125	7.625%, 04/01/37	135,576
		Williams Cos., Inc., Notes
B1	150	7.125%, 09/01/11	156,375
B1	125	7.625%, 07/15/19	136,875
B1	45	8.125%, 03/15/12	49,219

			1,158,816

		Total corporate bonds (cost $30,263,673)	30,688,542

FOREIGN GOVERNMENT BONDS 5.5%
		Brazilian Government International Bond
B1	45	8.25%, 01/20/34	49,815
		Federal Republic of Brazil
Ba3	50	8.875%, 10/14/19-04/15/2024	57,663
		Federal Republic of Germany
Aaa	EUR 8,000	2.50%, 09/22/06	9,709,170
		Federal Republic of Italy
Aa2	JPY 5,000	0.375%, 10/10/06	42,725
Aa2	JPY 3,000	3.80%, 03/27/08	27,449
		Republic of Brazil
B1	32	4.25%, 04/15/06	32,038
B1	55	10.00%, 08/07/11	64,900
B1	410	11.00%, 08/17/40	529,515
		Republic of Panama
Ba1	158	9.625%, 02/08/11	185,415
		Russian Government Bond
Baa3	650	5.00%, 03/31/30	726,310
		United Kingdom Treasury Bond
Aaa	GBP 200	5.75%, 12/07/09	373,948

		Total Foreign Government Bonds (cost $11,567,373)	11,798,948

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS 1.9%
		Chicago Illinois, Project & Refunding, Ser. A
Aaa	400	5.00%, 01/01/15	$422,440
		Florida St. Board of Education, Public Education, Ser. A
Aa1	400	5.00%, 06/01/32	413,792
		Georgia State Road & Tollway Authority Revenue Bonds
Aaa	200	5.00%, 03/01/21	211,772
		Golden State Tobacco Settlement Revenue Bonds Series 2003-A-1
Baa3	250	6.25%, 06/01/33	272,972
Baa3	100	6.75%, 06/01/39	112,518
		Massachusetts Water Resources Authority, Series J
Aaa	250	5.00%, 08/01/32	257,120
		New York State Dormitory Authority, Revenue Bonds
Aa2	500	6.65%, 08/15/30	582,065
		San Antonio Texas Water Revenue Bonds
Aaa	400	5.00%, 05/15/25	418,604
Aaa	200	South Carolina State Highway, Series B 5.00%,04/01/17	212,734
Aaa	600	South Central Regional Water Authority Water System Revenue Bonds, Ser B-1 5.00%, 08/01/26	631,824
Baa3	300	Tobacco Settlement Financing Corp., New Jersey 6.00%, 06/01/37	316,923
Baa3	250	6.375%, 06/01/32	274,240

		Total Municipal Bonds (cost $3,795,522)	4,127,004

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 29.1%
	1,000	Federal Home Loan Mortgage Corp. 5.00%, 11/01/35-01/01/2036	965,764
	21	5.461%, 08/01/23	21,308
	275	6.00%, 09/01/22	279,492

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	53

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value (Note 1)
3,106	Federal National Mortgage Assoc. 4.00%, 08/01/18-05/01/2020	$2,960,853
100	4.50%, 11/01/35	93,548
119	4.574%, 05/01/36	119,801
86	5.00%, 01/01/19	84,870
57,541	5.50%, 09/01/33-01/01/2036	56,951,452
199	6.00%, 05/01/16-12/01/2017	203,844
60	6.50%, 01/01/16	62,182
172	7.50%, 01/01/32	179,997
69	Government National Mortgage Assoc. 4.50%, 08/15/33-09/15/2033	65,988
12	4.75%, 09/20/22	12,410
108	8.50%, 02/20/30-06/15/2030	116,301

	Total U.S. Government mortgage backed obligations (cost $62,866,847)	62,117,810

U.S. TREASURY OBLIGATIONS 15.5%
7,100	United States Treasury Bonds 6.00%, 02/15/26	8,240,161
1,750	6.50%, 11/15/26	2,147,813
800	8.875%, 02/15/19	1,122,654
400	12.00%, 08/15/13	471,139
190	United States Treasury Inflation Index Bonds 3.875%, 04/15/29	309,056
	United States Treasury Notes
8,500	3.375%, 09/15/09-10/15/2009	8,183,593
5,800	3.50%, 02/15/10	5,584,994
200	3.875%, 05/15/10	195,078
1,600	4.00%, 06/15/09 - 02/15/2014	1,563,016
3,800	4.25%, 11/15/14	3,717,320
300	5.00%, 08/15/11	307,301
900	6.00%, 08/15/09	944,050
	United States Treasury Strip
600	Zero coupon, 11/15/16-02/15/2022	293,802

	Total U.S. Treasury obligations (cost $32,986,452)	33,079,977

	Total Long-Term Investments (cost $226,216,981)	239,150,241

See Notes to Financial Statements.

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Contracts/ Notional Amount	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 8.0%

OUTSTANDING OPTIONS PURCHASED(a)

Call Options
	Eurodollar Futures expiring,
11,000,000	03/13/2006 @ $95.25	$550
23,000,000	06/19/2006 @ $95.25	2,300
	Swap Option, 3 month LIBOR expiring,
2,700,000	10/12/2006 @ 4.25%	2,322
2,400,000	10/19/2006 @ 4.25%	2,184
5,900,000	10/18/2006 @ 4.50%	11,257
1,200,000	08/08/2006 @ 4.75%	3,068
500,000	04/27/2009 @ 5.00%	61,065

		82,746

Put Options
	Eurodollar Futures expiring,
450,000,000	12/18/2006 @ $91.75	2,813
	Swap Option, 3 month LIBOR expiring,
500,000	04/27/2009 @ 6.25%	16,067

		18,880

	Total outstanding options purchased (cost $120,544)	101,626

Principal Amount (000)#

U.S. TREASURY OBLIGATIONS 0.2%
	United States Treasury Bills,
130	3.83%, 03/16/06(b)	129,353
140	3.871%, 03/16/06(b)	139,304
50	4.117%, 03/16/06(b)	49,751

	Total U.S. treasury obligations (cost $318,513)	318,408

Foreign Treasury Obligations 1.5%
	Dutch Treasury Certificate
EUR 600	2.188%, 02/28/06	727,905

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	55

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value (Note 1)
	France Treasury Bill
EUR 50	2.549%, 07/20/06	$60,648
	Spain Treasury Bill
EUR 2,000	2.548%, 08/18/06	2,396,530

	Total Foreign Treasury Obligations (cost $3,105,085)	3,185,083

Shares

Affiliated Money Market Mutual Fund 6.3%
13,417,961	Dryden Core Investment Fund - Taxable Money Market Series (cost $13,417,961)(w)	13,417,961

	Total Short-Term Investments (cost $16,962,103)	17,023,078

	Total Investments, Before Outstanding Options Written and Securities Sold Short—120.1% (cost $243,179,084; Note 5)	256,173,319

Principal Amount (000)#

Securities Sold Short (14.6)%
12	CCH I Holdings LLC, Gtd. Notes 10.00%, 05/15/14	(6,120)
2,100	Federal National Mortgage Assoc. 4.00%, TBA	(1,996,312)
3,000	5.50%, TBA	(2,966,484)
	United States Treasury Notes
7,800	3.375%, 09/15/09	(7,509,934)
5,600	3.50%, 02/15/10	(5,392,408)
3,800	4.25%, 11/15/14	(3,717,320)
300	5.00%, 08/15/11	(307,301)
900	6.00%, 08/15/09	(944,050)
	United States Treasury Bond
7,100	6.00%, 02/15/26	(8,240,161)

	Total Securities Sold Short (proceeds $31,681,427)	(31,080,090)

See Notes to Financial Statements.

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Contracts/ Notional Amount	Description	Value (Note 1)
OUTSTANDING OPTIONS WRITTEN(a)

Call Options
	Eurodollar Futures expiring,
11,000,000	03/10/2006 @ $95.50	$(2,475)
46,000,000	06/19/2006 @ $95.50	(1,725)
	Swap Option, 3 month LIBOR expiring,
2,900,000	07/07/2006 @ 4.00%	(516)
500,000	08/08/2006 @ 4.78%	(3,176)
1,200,000	10/12/2006 @ 4.30%	(2,716)
2,500,000	10/18/2006 @ 4.56%	(12,308)
1,000,000	10/19/2006 @ 4.31%	(2,444)

		(25,360)

Put Options
	Swap Option, 3 month LIBOR expiring,
2,900,000	07/03/2006 @ 6.00%	(1,937)

	Total outstanding options written (premiums received $209,650)	(27,297)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 105.5% (cost $211,288,007; Note 5)	225,065,932
	Other liabilities in excess of other assets(x) (5.5)%	(11,822,225)

	Net Assets 100%	$213,243,707

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-kind

WR—Rating withdrawn by Moody’s

TBA—To Be Announced

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	57

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

#	Principal amount shown is in US dollars unless otherwise indicated.
(a)	Non-income producing security.
(b)	Pledged as initial margin on financial futures contracts.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at January 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
77	Long Positions: Eurodollar	Dec-2006	$18,308,675	$18,353,988	$(45,313)
92	90 Day Euro	Jun-2006	21,867,250	21,875,713	(8,463)
181	90 Day Euro	Sep-2006	43,021,438	43,051,438	(30,000)
1	90 Day Euro	Mar-2007	237,900	237,913	(13)
112	5 year US T-Note	Mar-2006	11,842,250	11,909,969	(67,719)
25	30 year US T-Bond	Mar-2006	2,821,094	2,862,500	(41,406)

					$(192,914)

9	Short Positions: Euro-Bond	Mar-2006	$1,317,071	$1,326,039	$8,968
56	5 year US T-Note	Mar-2006	6,072,500	6,055,930	(16,570)
29	10 year US T-Note	Mar-2006	3,144,688	3,162,094	17,406

					$9,804

Forward foreign currency exchange contracts outstanding at January 31, 2006:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)
Japanese Yen, 202,150,000, Expiring 2/14/06	$1,753,176	$1,726,109	$(27,067)

See Notes to Financial Statements.

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Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 5,009,000, Expiring 4/28/06	$6,177,265	$6,117,320	$59,945
Pound Sterling, 220,000, Expiring 2/23/06	388,940	391,395	(2,455)

	$6,566,205	$6,508,715	$57,490

Interest rate swap agreements outstanding at January 31, 2006:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(2)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	$17,616
Barclays Capital(1)	12/15/2014	EUR	500	4.00%	6 Month LIBOR	(18,195)
Merrill Lynch & Co.(1)	12/15/2014	EUR	2,600	4.00%	6 Month LIBOR	(95,561)
Goldman Sachs(1)	12/15/2007	USD	1,500	4.00%	3 Month LIBOR	(24,467)
UBS AG(2)	10/15/2010	EUR	100	2.15%	6 Month LIBOR	721
Merrill Lynch & Co.(1)	6/15/2015	JPY	50,000	1.50%	6 Month LIBOR	5,308
Goldman Sachs(2)	6/21/2011	USD	2,300	5.00%	3 Month LIBOR	2,361
Bank of America Securities LLC(2)	6/21/2016	USD	1,000	5.00%	3 Month LIBOR	2,829
Barclays Capital(1)	6/15/2015	JPY	20,000	2.00%	6 Month LIBOR	2,212

						$(107,176)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/2008	$200	0.26%	Allstate Corp. 6.125%, due 02/15/12	$(864)
UBS AG(1)	12/20/2008	300	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	212
Lehman Brothers(1)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(336)
Bank of America Securities LLC(1)	7/25/2045	1,800	0.54%	ABX.HE.A.06-1 Index	—
Bank of America Securities LLC(2)	6/20/2010	2,000	0.40%	Dow Jones CDX IG4 Index	22,808
Barclays Bank PLC(1)	6/20/2010	300	0.40%	Dow Jones CDX IG4 Index	1,541
Bear Stearns International Ltd.(2)	6/20/2010	1,700	0.40%	Dow Jones CDX IG4 Index	8,557

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	59

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	12/20/2008	$100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	$12
Citigroup(1)	12/20/2008	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(800)
Barclays Bank PLC(1)	12/20/2008	200	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(717)
Morgan Stanley & Co.(1)	12/20/2008	100	0.21%	Emerson Electric Co., 6.48%,due 10/15/12	(264)
Citigroup(1)	12/20/2008	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(469)
Lehman Brothers(1)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,902)
Bear Stearns International Ltd.(1)	12/20/2008	200	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(942)
Lehman Brothers(1)	12/20/2008	200	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(227)
Merrill Lynch & Co.(1)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%,due 6/1/25	(155)
Lehman Brothers(1)	12/20/2008	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(445)
Lehman Brothers(1)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,176)
Lehman Brothers(1)	12/20/2008	100	0.30%	Masco Corp., 5.875%, due 7/15/12	196
Lehman Brothers(1)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,084)
Lehman Brothers(1)	6/20/2009	500	0.40%	People-s Republic of China, 6.80%, due 5/23/11	(4,186)
Lehman Brothers(1)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	546
Morgan Stanley & Co.(1)	9/20/2010	200	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(10,437)
Merrill Lynch & Co.(2)	3/20/2007	400	0.61%	Russian Federation, 2.25%, due 03/31/30	1,331
Citigroup(1)	12/20/2008	300	0.14%	Walmart Stores, Inc., 6.875%, due 8/10/09	(601)
Barclays Bank PLC(1)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,551)
Lehman Brothers(1)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(92)

					$8,955

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, short-term holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2006 was as follows:

U.S. Government Mortgage Backed Obligations	29.1%
U.S. Treasury Obligations	15.5
Affiliated Money Market Mutual Fund	6.3
Foreign Government Bonds	5.5
Oil, Gas & Consumable Fuels	2.8
Retail & Merchandising	2.5
Insurance	2.3
Telecommunications	2.3
Collateralized Mortgage Obligations	2.2
Financial Services	2.2
Financial—Bank & Trust	1.9
Municipal Bonds	1.9
Banks	1.6
Healthcare Services	1.6
Chemicals	1.5
Medical Supplies & Equipment	1.4
Aerospace & Defense	1.2
Pharmaceuticals	1.2
Computer Hardware	1.1
Software	1.1
Biotechnology	1.0
Oil & Gas	1.0
Transportation	1.0
Utilities—Electric	1.0
Consumer Products & Services	0.9
Real Estate Investment Trust	0.9
Semiconductors	0.9
Automobile Manufacturers	0.8
Automotive—OEM	0.8
Media	0.8
Metals & Mining	0.8
Commercial Services	0.7
Construction	0.7
Electronic Components	0.7
Gaming	0.7
Health Care—Services	0.7
Manufacturing	0.7
Utilities	0.7
Automotive Parts	0.6
Diversified Financial Services	0.6
Diversified Telecommunication Services	0.6
Entertainment & Leisure	0.6
Hotels & Motels	0.6
Internet Services	0.6
Tobacco	0.6
Food Products	0.5

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	61

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Publishing	0.5
Telecommunications—Cellular	0.5
Utility—Pipelines	0.5
Asset-Backed Securities	0.4
Energy—Exploration & Production	0.4
Industrial Conglomerates	0.4
Machinery & Equipment	0.4
Packaging	0.4
Paper	0.4
Aerospace	0.3
Beverages	0.3
Building Materials—Fixtures & Fittings	0.3
Commercial Services & Supplies	0.3
Electric Utilities	0.3
Lodging	0.3
Machinery	0.3
Metals	0.3
Road & Rail	0.3
Broadcasting	0.2
Building Materials	0.2
Business Services	0.2
Clothing & Apparel	0.2
Computers & Peripherals	0.2
Health Care—Pharma	0.2
Home Construction	0.2
Hotels, Restaurants & Leisure	0.2
IT Services	0.2
Independent Power Producers & Energy Traders	0.2
Media—Cable	0.2
Services Cyclical—Distribution/Logistical	0.2
Services Cyclical—Rental Equipment	0.2
Technology—Software/Services	0.2
Thrifts & Mortgage Finance	0.2
Capital Goods—Others	0.1
Commercial Banks	0.1
Computer Services & Software	0.1
Conglomerates	0.1
Consumer Products—Household & Leisure	0.1
Consumer Products—Industrial	0.1
Consumer Products—Non Durable	0.1
Defense	0.1
Distribution/Wholesale	0.1
Drugs & Medicine	0.1
Electric	0.1
Electronic Equipment & Instruments	0.1
Energy—Coal	0.1
Energy—Refining	0.1
Energy—Services	0.1
Environmental	0.1

See Notes to Financial Statements.

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Environmental Services	0.1
Exchange Traded Funds	0.1
Farming & Agriculture	0.1
Food	0.1
Food & Staples Retailing	0.1
Foods	0.1
Health Care—Medical Products	0.1
Household Durables	0.1
Household Products	0.1
Household/Personal Care	0.1
Media & Communications	0.1
Media—Broadcasting & Radio	0.1
Media—Diversified	0.1
Multi-Utilities	0.1
Paper & Forest Products	0.1
Personal Services	0.1
Real Estate	0.1
Restaurants	0.1
Services Cyclical—Business Services	0.1
Specialty Retail	0.1
Technology—Hardware	0.1
Telecommunications—Satellites	0.1
Textiles & Apparel	0.1
Textiles, Apparel & Luxury Goods	0.1
Utilities—Distribution	0.1
Other Short-Term Investments	1.7

120.1
Securities sold short	(14.6)
Other liabilities in excess of other assets	(5.5)

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	63

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited)

ASSETS
Investments, at value:
Unaffiliated investments, at value (cost $229,761,123)	$242,755,358
Affiliated investments (cost $13,417,961)	13,417,961
Foreign currency, at value (cost $2,610,857)	2,620,648
Receivable for investments sold	10,081,604
Interest and dividends receivable	1,776,659
Receivable for Fund shares sold	121,526
Unrealized appreciation on swap agreements	66,250
Unrealized appreciation on forward foreign currency contracts	59,945
Prepaid expenses and other assets	8,403

Total assets	270,908,354

LIABILITIES
Securities sold short, at value (proceeds $31,681,427)	31,080,090
Payable for investments purchased	21,804,206
Loan payable	2,800,000
Payable for Fund shares reacquired	511,552
Interest payable on securities sold short	480,253
Accrued expenses and other liabilities	321,621
Unrealized depreciation on swap agreements	164,471
Distribution fee payable	139,648
Management fee payable	107,066
Transfer agent fee payable	70,698
Premium received for interest rate swap agreements	65,056
Due to custodian	53,674
Unrealized depreciation on forward foreign currency contracts	29,522
Outstanding options written (premiums received $209,650)	27,297
Deferred Trustees’ fees	8,885
Due to broker—variation margin payable	608

Total liabilities	57,664,647

NET ASSETS	$213,243,707

Net assets were comprised of:
Shares of beneficial interest, at par	$20,293
Paid-in capital, in excess of par	200,066,292

200,086,585
Overdistribution of net investment income	(459,124)
Accumulated net realized gain on investments and foreign currency transactions	177,996
Net unrealized appreciation on investments and foreign currencies	13,438,250

Net assets, January 31, 2006	$213,243,707

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($52,521,644 ÷ 4,991,780) shares of beneficial interest issued and outstanding)	$10.52
Maximum sales charge (5.5% of offering price)	0.61

Maximum offering price to public	$11.13

Class B:
Net asset value, offering and redemption price per share ($108,069,260 ÷ 10,289,824 shares of beneficial interest issued and outstanding)	$10.50

Class C:
Net asset value, offering and redemption price per share ($38,521,390 ÷ 3,668,247 shares of beneficial interest issued and outstanding)	$10.50

Class M:
Net asset value, offering and redemption price per share ($2,770,461 ÷ 263,878 shares of beneficial interest issued and outstanding)	$10.50

Class R:
Net asset value, offering and redemption price per share ($5,001,013 ÷ 474,739 shares of beneficial interest issued and outstanding)	$10.53

Class X:
Net asset value, offering and redemption price per share ($1,750,854 ÷ 166,822 shares of beneficial interest issued and outstanding)	$10.50

Class Z:
Net asset value, offering and redemption price per share ($4,609,085 ÷ 437,540 shares of beneficial interest issued and outstanding)	$10.53

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	65

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

NET INVESTMENT INCOME
Income
Unaffiliated interest	$3,398,127
Unaffiliated dividends (net of foreign withholding taxes of $7,571)	659,036
Affiliated dividends	169,047

Total income	$4,226,210

Expenses
Management fee	805,524
Distribution fee—Class A	60,602
Distribution fee—Class B	562,215
Distribution fee—Class C	209,704
Distribution fee—Class M	11,530
Distribution fee—Class R	7,918
Distribution fee—Class X	8,775
Custodian’s fees and expenses	255,000
Transfer agent’s fees and expenses (including affiliated expenses of $94,000)	112,000
Registration fees	50,000
Reports to shareholders	35,000
Legal fees and expenses	19,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous	16,092

Total expenses	2,167,360

Net investment income	2,058,850

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,045,225
Options written	121,852
Foreign currency transactions	(4,134)
Futures	(199,097)
Swaps	385,258

2,349,104

Net change in unrealized appreciation (depreciation) on investments:
Investments	1,688,770
Short sales	337,672
Foreign currencies	(153,740)
Futures	(205,888)
Options written	(76,297)
Swaps	(384,087)

1,206,430

Net gain on investments	3,555,534

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,614,384

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,058,850	$2,227,248
Net realized gain on investments and foreign currency transactions	2,349,104	18,937,116
Net change in unrealized appreciation on investments and foreign currencies	1,206,430	699,429

Net increase in net assets resulting from operations	5,614,384	21,863,793

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(775,879)	(807,309)
Class B	(1,390,102)	(1,305,294)
Class C	(515,636)	(506,278)
Class M	(29,899)	(10,201)
Class R	(73,294)	(42)
Class X	(23,224)	(6,134)
Class Z	(86,056)	(108,885)

	(2,894,090)	(2,744,143)

Distributions from net realized gains:
Class A	(4,063,852)	(615,026)
Class B	(9,457,186)	(1,740,925)
Class C	(3,457,932)	(684,630)
Class M	(217,196)	(10,101)
Class R	(413,614)	(39)
Class X	(161,463)	(114)
Class Z	(382,873)	(82,388)

	(18,154,116)	(3,133,223)

Fund share transactions (Net of share conversions) (Note 6)
Net Proceeds from shares sold	24,137,980	46,758,740
Net asset value of shares issued in reinvestment of dividends and distributions	19,298,036	5,358,895
Cost of shares reacquired	(29,868,130)	(48,084,156)

Net increase in net assets from capital stock transactions	13,567,886	4,033,479

Total increase (decrease)	(1,865,936)	20,019,906

NET ASSETS
Beginning of period	215,109,643	195,089,737

End of period(a)	213,243,707	$215,109,643

(a) Includes undistributed net investment income of:	$—	$376,116

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	67

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Conservative Allocation Fund (the “Fund”), Strategic Partners Moderate Allocation Fund (formerly known as Strategic Partners Moderate Growth Fund) and Strategic Partners Growth Allocation Fund. These financial statements relate only to Strategic Partners Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the subadvisors and their respective segment during the six months ended January 31, 2006.

Fund Segment	Subadvisors
Large-cap value stocks	Hotchkis & Wiley Capital Management LLC J.P. Morgan Asset Management NFJ Investment Group L.P. (effective 12/19/2005)

High yield bonds	Goldman Sachs Asset Management

Large-cap growth stocks	Marsico Capital Management LLC Goldman Sachs Asset Management

Core fixed income bonds	Pacific Investment Management Company LLC

Small/mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small/mid-cap growth stocks	RS Investment Management, L.P.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	69

Notes to Financial Statements

(Unaudited) Cont’d

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation

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(depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	71

Notes to Financial Statements

(Unaudited) Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the exdividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions.

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Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	73

Notes to Financial Statements

(Unaudited) Cont’d

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/ receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, future contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, ..70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%,.50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2006.

PIMS has advised the Fund that it has received approximately $189,600 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2006, it has received approximately $87,900, $3,700, and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, and Class M shareholders, respectively.

PIMS and PI are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	75

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out–of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. The Fund incurred approximately $22,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2006, Wachovia Securities, LLC, an affiliate of PI, earned $30 and Prudential Equity Group, a wholly owned subsidiary of Prudential, earned $60 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formally known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2006, aggregated $112,800,325 and $75,296,305, respectively.

Transactions in options/swap options written during the six months ended January 31, 2006, were as follows:

	Number of Contracts/ Swap Notional Amount	Premium
Balance at beginning of period	14,400,005	$281,780
Written options	57,000,000	8,040
Written swap options	5,200,000	45,300
Expired options	(6,000,005)	(87,900)
Expired swap options	(2,600,000)	(37,570)

Balance at end of period	68,000,000	$209,650

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2006 were follows:

Tax Basis	Appreciation	(Depreciation)	Net Unrealized Appreciation
$244,619,534	$14,647,122	$(3,093,337)	$11,553,785

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	77

Notes to Financial Statements

(Unaudited) Cont’d

Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2006, Prudential owned 231 shares each of Class M, Class R and Class X shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2006:
Shares sold	807,644	$8,860,092
Shares issued in reinvestment of dividends and distributions	420,998	4,346,849
Shares reacquired	(697,116)	(7,663,883)

Net increase (decrease) in shares outstanding before conversion	531,526	5,543,058
Shares issued, upon conversion from Class B	345,217	3,617,368

Net increase (decrease) in shares outstanding	876,743	$9,160,426

Year ended July 31, 2005:
Shares sold	1,407,700	$15,381,218
Shares issued in reinvestment of dividends and distributions	118,435	1,291,316
Shares reacquired	(1,014,196)	(11,147,491)

Net increase (decrease) in shares outstanding before conversion	511,939	5,525,043
Shares issued upon conversion from Class B	149,699	1,647,350

Net increase (decrease) in shares outstanding	661,638	$7,172,393

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Class B	Shares	Amount
Six months ended January 31, 2006:
Shares sold	361,477	$3,953,361
Shares issued in reinvestment of dividends and distributions	998,413	10,296,003
Shares reacquired	(989,937)	(10,853,617)

Net increase (decrease) in shares outstanding before conversion	369,953	3,395,747
Shares issued, upon conversion into Class A	(345,357)	(3,617,368)

Net increase (decrease) in shares outstanding	24,596	$(221,621)

Year ended July 31, 2005:
Shares sold	1,639,608	$17,857,569
Shares issued in reinvestment of dividends and distributions	261,807	2,860,721
Shares reacquired	(1,983,119)	(21,657,322)

Net increase (decrease) in shares outstanding before conversion	(81,704)	(939,032)
Shares issued upon conversion into Class A	(150,048)	(1,647,350)

Net increase (decrease) in shares outstanding	(231,752)	$(2,586,382)

Class C
Six months ended January 31, 2006:
Shares sold	303,736	$3,326,345
Shares issued in reinvestment of dividends and distributions	324,485	3,346,211
Shares reacquired	(822,561)	(8,957,747)

Net increase (decrease) in shares outstanding	(194,340)	$(2,285,191)

Year ended July 31, 2005:
Shares sold	759,274	$8,249,628
Shares issued in reinvestment of dividends and distributions	91,742	1,001,972
Shares reacquired	(1,122,564)	(12,245,544)

Net increase (decrease) in shares outstanding	(271,548)	$(2,993,944)

Class M
Six months ended January 31, 2006:
Shares sold	103,556	$1,129,677
Shares issued in reinvestment of dividends and distributions	18,987	195,508
Shares reacquired	(26,215)	(280,340)

Net increase (decrease) in shares outstanding	96,328	$1,044,845

October 4, 2004* to July 31, 2005
Shares sold	204,056	$2,243,199
Shares issued in reinvestment of dividends and distributions	1,702	18,729
Shares reacquired	(38,208)	(421,362)

Net increase (decrease) in shares outstanding	167,550	$1,840,566

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	79

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended January 31, 2006:
Shares sold	438,296	$4,955,651
Shares issued in reinvestment of dividends and distributions	47,058	486,647
Shares reacquired	(10,845)	(120,066)

Net increase (decrease) in shares outstanding	474,509	$5,322,232

October 4, 2004* to July 31, 2005
Shares sold	231	$2,500

Net increase (decrease) in shares outstanding	231	$2,500

Class X
Six months ended January 31, 2006:
Shares sold	29,076	$323,860
Shares issued in reinvestment of dividends and distributions	17,630	181,613
Shares reacquired	(28,856)	(302,833)

Net increase (decrease) in shares outstanding	17,850	$202,640

October 4, 2004* to July 31, 2005
Shares sold	153,146	$1,673,976
Shares issued in reinvestment of dividends and distributions	548	6,179
Shares reacquired	(4,722)	(51,927)

Net increase (decrease) in shares outstanding	148,972	$1,628,228

Class Z
Six months ended January 31, 2006:
Shares sold	141,973	$1,588,994
Shares issued in reinvestment of dividends and distributions	43,018	445,205
Shares reacquired	(152,964)	(1,689,644)

Net increase (decrease) in shares outstanding	32,027	$344,555

Year ended July 31, 2005:
Shares sold	123,150	$1,350,650
Shares issued in reinvestment of dividends and distributions	16,466	179,978
Shares reacquired	(234,685)	(2,560,510)

Net increase (decrease) in shares outstanding	(95,069)	$(1,029,882)

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Note 7: Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006.

The Fund utilized the line of credit during the six months ended January 31, 2006. The average balance is for the number of days the Fund had an outstanding balance.

Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate
$2,800,000	1	4.98%

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	81

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.36

Income from investment operations:
Net investment income	.15	(e)
Net realized and unrealized gains (losses) on investments transactions	.15

Total from investment operations	.30

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.14)

Net asset value, end of period	$10.52

Total Return(a)	2.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,522
Average net assets (000)	$48,087
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.47	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(c)
Net investment income	2.61	%(c)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	359	%(d)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2005	2004	2003	2002*	2001

$10.51	$9.71	$8.81	$9.95	$11.06

.18	.17	.24	.26	.37
1.05	.82	.89	(1.15)	(.30)

1.23	.99	1.13	(.89)	.07

(.21)	(.19)	(.23)	(.25)	(.36)
(.17)	—	—	—	(.82)

(.38)	(.19)	(.23)	(.25)	(1.18)

$11.36	$10.51	$9.71	$8.81	$9.95

11.85%	10.18%	13.08%	(9.10)%	1.00%

$46,743	$36,307	$27,364	$20,234	$16,760
$42,639	$32,710	$22,847	$18,414	$15,985

1.44%	1.42%	1.51%	1.62%	1.72%
1.19%	1.17%	1.26%	1.37%	1.47%
1.65%	1.67%	2.66%	2.71%	3.61%

379%	160%	269%	338%	334%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	83

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34

Income from investment operations:
Net investment income	.09	(c)
Net realized and unrealized gains (losses) on investments transactions	.17

Total from investment operations	.26

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.10)

Net asset value, end of period	$10.50

Total Return(a)	2.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,069
Average net assets (000)	$111,526
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.22	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(b)
Net investment income	1.59	%(b)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.
(c)	Calculated based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2005	2004	2003	2002*	2001

$10.49	$9.69	$8.79	$9.93	$11.05

.10	.10	.18	.19	.29
1.05	.81	.88	(1.15)	(.29)

1.15	.91	1.06	(.96)	—

(.13)	(.11)	(.16)	(.18)	(.30)
(.17)	—	—	—	(.82)

(.30)	(.11)	(.16)	(.18)	(1.12)

$11.34	$10.49	$9.69	$8.79	$9.93

11.02%	9.40%	12.27%	(9.81)%	.34%

$116,378	$110,140	$90,029	$68,841	$62,177
$114,342	$104,309	$78,562	$67,736	$52,433

2.19%	2.17%	2.26%	2.37%	2.47%
1.19%	1.17%	1.26%	1.37%	1.47%
.89%	.93%	1.93%	1.97%	2.84%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	85

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34

Income from investment operations:
Net investment income	.10	(c)
Net realized and unrealized gains (losses) on investments transactions	.16

Total from investment operations	.26

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.10)

Net asset value, end of period	$10.50

Total Return(a)	2.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,521
Average net assets (000)	$41,599
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.22	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(b)
Net investment income	1.87	%(b)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.
(c)	Calculated based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2005	2004	2003	2002*	2001

$10.49	$9.69	$8.79	$9.93	$11.05

.10	.10	.17	.19	.29
1.05	.81	.89	(1.15)	(.29)

1.15	.91	1.06	(.96)	—

(.13)	(.11)	(.16)	(.18)	(.30)
(.17)	—	—	—	(.82)

(.30)	(.11)	(.16)	(.18)	(1.12)

$11.34	$10.49	$9.69	$8.79	$9.93

11.02%	9.40%	12.27%	(9.81)%	.34%

$43,787	$43,375	$37,429	$25,419	$14,626
$43,819	$41,938	$31,449	$18,350	$12,763

2.19%	2.17%	2.26%	2.37%	2.47%
1.19%	1.17%	1.26%	1.37%	1.47%
.89%	.94%	1.91%	1.97%	2.84%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	87

Financial Highlights

(Unaudited) Cont’d

	Class M
	Six Months Ended January 31, 2006		October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34		$10.81

Income from investment operations:
Net investment income	.10	(d)	.14
Net realized and unrealized gains (losses) on investments transactions	.16		.69

Total from investment operations	.26		.83

Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.13)
Distributions from net realized gains	(.96)		(.17)

Total dividends and distributions	(1.10)		(.30)

Net asset value, end of period	$10.50		$11.34

Total Return(b)	2.54%		7.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,770		$1,900
Average net assets (000)	$2,287		$1,115
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.22	%(c)	2.19	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(c)	1.19	%(c)
Net investment income	1.87	%(c)	1.25	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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	Class R
	Six Months Ended January 31, 2006		October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37		$10.84

Income from investment operations:
Net investment income	.12	(e)	.16
Net realized and unrealized gains (losses) on investments transactions	.17		.72

Total from investment operations	.29		.88

Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.18)
Distributions from net realized gains	(.96)		(.17)

Total dividends and distributions	(1.13)		(.35)

Net asset value, end of period	$10.53		$11.37

Total Return(b)	2.90%		8.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,001		$3
Average net assets (000)	$3,141		$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.72	%(c)	1.69	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(c)	1.19	%(c)
Net investment income	2.27	%(c)	1.77	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net asset of the Class R shares.
(e)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	89

Financial Highlights

(Unaudited) Cont’d

	Class X
	Six Months Ended January 31, 2006		October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.33		$10.81

Income from investment operations:
Net investment income	.10	(d)	.15
Net realized and unrealized gains (losses) on investments transactions	.17		.67

Total from investment operations	.27		.82

Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.13)
Distributions from net realized gains	(.96)		(.17)

Total dividends and distributions	(1.10)		(.30)

Net asset value, end of period	$10.50		$11.33

Total Return(b)	2.63%		7.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,751		$1,688
Average net assets (000)	$1,741		$853
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.22	%(c)	2.19	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(c)	1.19	%(c)
Net investment income	1.88	%(c)	1.31	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Cont’d.)

(Unaudited)

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37

Income from investment operations:
Net investment income	.16	(c)
Net realized and unrealized gains (losses) on investments transactions	.16

Total from investment operations	.32

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.16)

Net asset value, end of period	$10.53

Total Return(a)	3.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,609
Average net assets (000)	$4,674
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.22	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.22	%(b)
Net investment income	2.88	%(b)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.
(c)	Calculated based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class Z
Year Ended July 31, 2005
2005	2004	2003	2002*	2001

$10.52	$9.72	$8.81	$9.95	$11.05

.21	.20	.26	.28	.38
1.05	.81	.90	(1.14)	(.28)

1.26	1.01	1.16	(.86)	.10

(.24)	(.21)	(.25)	(.28)	(.38)
(.17)	—	—	—	(.82)

(.41)	(.21)	(.25)	(.28)	(1.20)

$11.37	$10.52	$9.72	$8.81	$9.95

12.10%	10.44%	13.45%	(8.87)%	1.30%

$4,611	$5,267	$3,714	$2,250	$1,432
$4,731	$4,712	$3,139	$1,773	$949

1.19%	1.17%	1.26%	1.37%	1.47%
1.19%	1.17%	1.26%	1.37%	1.47%
2.02%	1.93%	2.90%	2.96%	3.78%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund	93

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of Strategic Partners Asset Allocation Funds (the “Trust”) oversees the management of each of the Trust’s Funds, and, as required by law, is responsible for the approval of each Fund’s investment advisory agreements. At a meeting held on November 30, 2005, the Board met and approved a new investment subadvisory agreement for each Fund. The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the agreement are discussed separately below.

Pursuant to recommendations from Prudential Investments LLC (“PI”), the Board approved a new investment subadvisory agreement with NFJ Investment Group, L.P. (“NFJ”). PI recommended that the Board approve NFJ as an additional subadvisor to join the existing subadvisors managing each Fund’s large capitalization value sleeve. PI recommended the addition of NFJ to join the Funds’ existing subadvisors because one of the Funds’ existing subadvisors had reached its capacity limits earlier in the year.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to each Fund by the current subadvisors under the current subadvisory agreements and those that would be provided to the Funds by NFJ under the new subadvisory agreement. The Board considered PI’s representation that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisors and NFJ are each required to provide day-to-day portfolio management services and comply with all Trust policies and applicable rules and regulations. With respect to the quality of services, the Board considered, among other things, the background and experience of NFJ’s portfolio management team. The Board had previously met in person with representatives of NFJ and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Funds. The Board was also provided with information pertaining to NFJ’s organizational structure, senior management, investment operations, and other relevant information pertaining to NFJ. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to NFJ, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire NFJ.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Funds by NFJ and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by NFJ under the new subadvisory agreement should be similar to the quality of similar services provided by the existing subadvisors under the existing subadvisory agreements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund

Approval of Advisory Agreement (continued)

Performance of the Funds

The Board received and considered information about the Funds’ historical performance, noting that for the one-year, three-year and five-year time periods ended December 31, 2004, the Funds’ returns each outperformed the median of the group of funds that was most similar to the Funds (the “Peer Group”), as well as the appropriate benchmark. The funds included in the Peer Group are objectively determined solely by Lipper, Inc., an independent provider of investment company data. The Board also received and considered the performance of the large capitalization value sleeves of each of the Funds.

The Board received and considered information regarding the performance of other investment companies managed by NFJ utilizing an investment style and strategy similar to that proposed for the Funds, noting that NFJ had generally outperformed the various benchmarks over the same time period. The Board recognized that past performance is not predictive of future results.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by PI to NFJ under the proposed new subadvisory agreement, including, which called for the following fee rate:

0.40% first $50 million

0.38% next $50 million

0.34% next $50 million

0.30% next $200 million

0.28% over $350 million

The Board further noted that the proposed fee rate called for the assets managed by NFJ in the Funds to be aggregated with assets managed by NFJ in the Strategic Partners Style Specific Funds – Strategic Partners Small Capitalization Value Fund and the assets managed by NFJ in the Target Portfolio Trust – Small Capitalization Value Portfolio.

The Board also considered, among other things, the fee rate payable to NFJ by any other funds with investment objective similar to that of the Funds for which NFJ serves as subadvisor. As a result of the above considerations, the Board concluded that NFJ’s proposed fee rate under the new agreement was reasonable.

Subadvisor’s Profitability

Because the engagement of NFJ is new, there is no historical profitability with regard to its arrangements with the Funds. As a result, this factor was not considered by the Board.

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Economies of Scale

The Board considered information about the potential of PI and NFJ to experience economies of scale as the Portfolio grows in size. The Board noted that PI’s management fee rate and NFJ’s proposed subadvisory fee rate each contained breakpoints, and, accordingly, each reflected the potential for shareholders to share in potential economies of scale as the Funds grow.

Other Benefits to the Subadvisor or its Affiliates from Serving as Subadvisor

The Board considered potential “fallout” or ancillary benefits anticipated to be received by NFJ and its affiliates as a result of NFJ’s relationship with the Trust. The Board concluded that any potential benefits to be derived by NFJ included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisors to mutual funds.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Allocation Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helen Gurian, Acting Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Asset Management	522 Fifth Avenue New York, NY 10036

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Conservative Allocation Fund, PO Box 13964, Philadelphia,
PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Conservative Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	CNGWM	CNGWR	CNGWX	PDCZX
CUSIP	86276X103	86276X202	86276X301	86276X848	86276X822	86276X830	86276X400

MFSP504E2    IFS-A116073    Ed. 03/2006

SEMIANNUAL REPORT

JANUARY 31, 2006

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Moderate Allocation Fund

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

March 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Moderate Allocation Fund informative and useful. To save the Fund the expenses of separate mailings, we have bound amendments to the Fund’s Prospectus together with the semiannual report, although they are legally separate documents.

As a Strategic Partners mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Asset Allocation Funds

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	1

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS

Strategic Partners Conservative Allocation Fund

Strategic Partners Moderate Allocation Fund

Supplement dated March 30, 2006 to

Prospectus and Statement of Additional Information (SAI )

dated September 30, 2005

Effective as of March 30, 2006 each Fund listed above has changed certain of its investment policies. Each of the investment policy changes is discussed below:

Structured Notes

The discussion pertaining to the types of debt securities which the Funds may invest in, appearing in the section of the Prospectus entitled “How the Funds Invest—Fixed-Income Segments” is hereby amended to include structured notes as a permissible type of debt security.

The section of the SAI entitled “Description of the Funds, Their Investments and Risks—Corporate and Other Debt Obligations” is hereby supplemented by adding the following discussion pertaining to structured notes:

The Conservative Allocation and Moderate Allocation Funds may each invest in structured notes. The values of the structured notes in which a Fund will invest may be linked to equity securities or equity indices or other instruments or indices (“reference instruments”). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security, instrument, or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the

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value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

Foreign Currency Hedging

The section of the Prospectus entitled “How the Funds Invest—Other Investments and Strategies—Derivative Strategies” is hereby amended by including the following new discussion:

The Fixed-Income segments of the Funds will normally hedge at least 75% of their exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Foreign Currency Forward Contracts

The discussion pertaining to foreign currency forward contracts, appearing in the section of the Prospectus entitled “How the Funds Invest—Other Investments and Strategies—Futures Contracts and Related Options and Foreign Currency Forward Contracts” is hereby replaced in its entirety with the following:

Each Fund may enter into foreign currency forward contracts and options, in several circumstances, with one of the purposes being to protect the value of its assets against future changes in the level of currency exchange rates. Each Fund’s dealings in foreign currency forward contracts and options can be used for, but may not be limited to, hedging involving either specific transactions or portfolio positions. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange and payment on the contract is made upon delivery, rather than daily.

Short Sales

The discussion pertaining to short sales, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Other Investment Strategies—Short Sales is hereby amended by increasing the maximum amount of Fund assets which may be utilized for short sale purposes. As amended, no more than 25% of Fund assets will be, when added together (1) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (2) segregated in connection with short sales.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	3

When-Issued and Delayed Delivery Securities:

The table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—When issued and delayed-delivery securities” is hereby amended to increase the maximum permitted amount of Fund assets that may be invested in when issued or delayed delivery securities. As amended, each Fund may invest a varying percentage of Fund assets in when issued and delayed-delivery securities, although the amount invested will usually be less than 35% of each Fund’s total assets.

Asset-Backed Securities

The Funds have adopted policies amending the permitted amount of Fund assets that may be invested in asset-backed securities. As amended, the Funds may each invest varying amounts of Fund assets in asset-backed securities, although the amount invested will usually be less than 25% of each Fund’s total assets.

To reflect this change, the section of the Prospectus entitled “ How the Funds Invest—Fixed-Income Segments—Asset-Backed Securities” is amended accordingly.

To reflect this change, the table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—Asset-backed securities” is hereby correspondingly amended.

Money Market Instruments

The table appearing in the section of the Prospectus entitled “How the Funds Invest—Investment Risks—money market securities” is hereby amended to increase the maximum permitted amount of Fund assets which may be invested in money market securities on a normal basis. As amended, each Fund may invest a varying percentage of Fund assets in money market instruments on a normal basis, and may invest up to 100% of Fund assets in money market securities on a temporary basis.

Municipal Securities

The discussion pertaining to municipal securities, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Other Investment Strategies—Municipal Securities” is hereby amended by increasing the maximum permitted amount of Fund assets that may be invested in municipal securities. As amended, each Fund may invest up to 10% of its net assets in municipal securities under normal market conditions.

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Options Transactions

The discussion pertaining to options transactions, appearing in the section of the SAI entitled “Description of the Funds, Their Investments and Risks—Risk Management and Return Enhancement Strategies—Options on Securities” is hereby amended by removing the limitation which provides that a Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund’s net assets. In addition, the limitation which provides that a Fund’s use of straddles will be limited to 5% of each Fund’s net assets is hereby removed.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 1/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	5.71%	12.24%	24.67%	57.45%
Class B	5.33	11.44	20.25	49.05
Class C	5.33	11.44	20.25	49.05
Class M	5.33	11.47	N/A	16.88
Class R	5.67	12.05	N/A	17.71
Class X	5.33	11.73	N/A	17.15
Class Z	5.84	12.48	26.19	60.23
S&P 500 Index[3]	4.67	10.37	1.86	***
Prior Customized Blend[4]	5.32	10.25	25.10	****
Customized Blend[4]	5.40	10.10	20.78	*****
Lipper Multi-Cap Core Funds Avg.[5]	6.52	13.36	11.29	******

Average Annual Total Returns[1] as of 12/31/05
		One Year	Five Years	Since Inception[2]
Class A		0.94%	3.28%	5.28%
Class B		1.31	3.51	5.31
Class C		5.17	3.68	5.31
Class M		0.28	N/A	6.67
Class R		6.72	N/A	11.27
Class X		0.60	N/A	6.89
Class Z		7.15	4.71	6.38
S&P 500 Index[3]		4.91	0.54	***
Prior Customized Blend[4]		5.87	3.81	****
Customized Blend[4]		4.99	4.67	*****
Lipper Multi-Cap Core Funds Avg.[5]		6.59	1.65	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/18/98; Class M, Class R, and Class X, 10/04/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Prior Customized Benchmark for Strategic Partners Moderate Allocation Fund (Prior Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (20%), the S&P Barra Growth Index (20%), the Russell 2000® Value Index (7.5%), the Russell 2000 Growth Index (7.5%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (10%), the Lehman Brothers U.S. Aggregate Bond Index (20%), and the Lehman Brothers U.S. Corporate High Yield Index (15%). Effective September 2005, the Customized Benchmark for Strategic Partners Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (52%), MSCI EAEF (13%), and the Lehman Aggregate Bond Index (35%). Each component of the Prior Customized Blend and the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments as per the Prior Customized Blend. The Prior Customized Blend and the Customized Blend do not reflect deductions for any sales charges or operating expenses of a mutual fund. The target asset allocations may have shifted since the most recent fiscal year end.

5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Prior Customized Blend, and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Prior Customized Blend, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/06 are 22.72% for Classes A, B, C, and Z; and 17.62% for Classes M, R, and X. S&P 500 Index Closest Month-End to inception average annual total returns as of 12/31/05 are 2.55% for Classes A, B, C, and Z; and 11.51% for Classes M, R, and X.

****Prior Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/06 are 48.05% for Classes A, B, C, and Z; and 17.25% for Classes M, R, and X. Prior Customized Blend Closest Month-End to inception average annual total returns as of 12/31/05 are 5.22% for Classes A, B, C, and Z; and 10.71% for Classes M, R, and X.

*****Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/06 are 43.50% for Classes A, B, C, and Z; and 16.74% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/05 are 4.86% for Classes A, B, C, and Z; and 10.94% for Classes M, R, and X.

******Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/06 are 53.63% for Classes A, B, C, and Z; and 21.68% for Classes M, R, and X. Lipper Average Closest Month-End to inception average annual total returns as of 12/31/05 are 5.10% for Classes A, B, C, and Z; and 13.57% for Classes M, R, and X.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	7

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Strategic Partners Moderate Allocation Fund (the Fund) is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2006, of various securities indexes that are generally considered representative of broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Strategic Partners Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, at the beginning of the period, and held through the six-month period ended January 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Moderate Allocation Fund		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,057.10	1.31%	$6.79
	Hypothetical	$1,000.00	$1,018.60	1.31%	$6.67

Class B	Actual	$1,000.00	$1,053.30	2.06%	$10.66
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class C	Actual	$1,000.00	$1,053.30	2.06%	$10.66
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class M	Actual	$1,000.00	$1,053.30	2.06%	$10.66
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class R	Actual	$1,000.00	$1,056.70	1.56%	$8.09
	Hypothetical	$1,000.00	$1,017.34	1.56%	$7.93

Class X	Actual	$1,000.00	$1,053.30	2.06%	$10.66
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class Z	Actual	$1,000.00	$1,058.40	1.06%	$5.50
	Hypothetical	$1,000.00	$1,019.86	1.06%	$5.40

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2006 (to reflect the six-month period).

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	11

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS 64.7%

Advertising 0.1%
14,100	JC Decaux SA (European Currency Unit)(a)	$350,213

Aerospace 1.6%
675	Alliant Techsystems, Inc.(a)	52,312
37,000	BAE SYSTEMS PLC (United Kingdom)(a)	274,484
12,900	Boeing Co. (The)	881,199
4,965	DRS Technologies, Inc.	246,711
1,325	EDO Corp.	36,610
22,500	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	914,625
1,150	Esterline Technologies Corp.(a)	47,575
8,491	General Dynamics Corp.	988,013
17,100	Lockheed Martin Corp.	1,156,815
7,150	Moog, Inc. (Class “A” Stock)(a)	239,596
16,600	Northrop Grumman Corp.	1,031,358
20,500	Raytheon Co.	839,885
2,500	Rockwell Collins, Inc.	117,300
8,186	United Technologies Corp.	477,817

		7,304,300

Agriculture/Heavy Equipment
1,300	Syngenta AG (Switzerland)	165,239

Airlines
1,800	Alaska Air Group, Inc.(a)	57,474
39,700	Qantas Airways Ltd. (Australia)	124,323

		181,797

Apparel 0.2%
4,900	Adidas-Salomon AG (Germany)	1,024,728

Auto Components
21,500	Delphi Corp.(a)	6,880
2,500	Magna International, Inc. (Class “A” Stock) (Canada)	185,000

		191,880

Auto Parts & Related 0.1%
4,700	Compagnie Generale des Establissements Michelin (Class “B” Stock) (France)	280,707

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Automobile Manufacturers 0.3%
8,959	Toyota Motor Corp., ADR (Japan)	$929,138
4,300	Valeo SA (France)	173,110
3,100	Winnebago Industries	97,061

		1,199,309

Automobiles 0.7%
8,600	Honda Motor Co. Ltd. (Japan)	488,266
29,600	Nissan Motor Co. Ltd. (Japan)	333,080
4,800	PSA Peugeot Citroen SA (France)	285,046
2,100	Renault SA (France)	198,277
35,600	Toyota Motor Corp. (Japan)	1,845,173

		3,149,842

Automotive Parts 0.5%
7,200	Autoliv, Inc.	352,728
600	Georg Fischer AG (Switzerland)	225,155
37,300	GKN PLC (United Kingdom)(a)	197,081
11,000	Johnson Controls, Inc.	761,640
5,500	Lear Corp.	139,425
925	Monro Muffler, Inc.	31,422
7,500	Paccar, Inc.	522,000
875	United Auto Group, Inc.	33,513

		2,262,964

Banks 1.7%
76,559	Bank of America Corp.	3,386,205
61,900	Citigroup, Inc.	2,883,302
42,025	Countrywide Financial Corp.	1,405,316

		7,674,823

Beverages 0.4%
5,900	Anheuser-Busch Cos., Inc.	244,496
13,200	Asahi Breweries Ltd. (Japan)	165,640
12,300	Coca-Cola Co. (The)	508,974
24,300	Coca-Cola Enterprises, Inc.	479,682
5,300	PepsiCo, Inc.	303,054

		1,701,846

Biotechnology 1.1%
16,000	Amgen, Inc.(a)	1,166,240
500	Charles River Laboratories International, Inc.(a)	23,065

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

32,918	Genentech, Inc.(a)	$2,828,314
11,605	Genzyme Corp.(a)	823,259
6,480	Illumina, Inc.(a)	138,931
6,500	Serologicals Corp.(a)	145,340

		5,125,149

Broadcasting 0.1%
3,690	Marchex, Inc. (Class “B” Stock)(a)	89,741
24,100	New Corp.	379,816

		469,557

Building Materials 0.5%
1,100	Ciments Francais SA (France)	153,049
26,200	Hanson PLC (United Kingdom)	302,499
18,000	Hitachi Koko Co., Ltd. (Japan)	320,702
61,000	Kurabo Industries Ltd. (Japan)	210,085
27,900	Masco Corp.	827,235
111,200	Pilkington PLC (United Kingdom)	308,609

		2,122,179

Business Services 0.2%
6,500	Administaff, Inc.(a)	279,760
11,240	AMN Healthcare Services, Inc.(a)	226,711
8,760	Barrett Business Services(a)	233,892
250	BKF Capital Group, Inc.	3,245
2,500	Kelly Services, Inc.	66,950
300	WESCO International, Inc.(a)	14,379

		824,937

Cable Television
100	DIRECTTV Group, Inc. (The)(a)	1,383
1,500	EchoStar Communications Corp. (Class “A” Stock)(a)	41,400

		42,783

Capital Markets 0.3%
14,100	UBS AG (Switzerland)	1,533,028

Chemicals 1.1%
7,400	Air Products & Chemicals, Inc.	456,506
33,000	Asahi Kasei Corp. (Japan)	224,773
6,700	BASF AG (Germany)	528,060
4,000	Bayer AG (Germany)	167,060
45,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	206,603

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

2,400	Du Pont de Nemours & Co.	$93,960
800	Eastman Chemical Co.	38,568
1,250	Givaudan SA (Switzerland)	889,260
23,700	Imperial Chemical Industries PLC (United Kingdom)	153,788
34,900	Mitsubishi Chemical Corp. (Japan)	223,136
5,600	Monsanto Co.	473,816
10,200	PPG Industries, Inc.	606,900
15,500	Praxair, Inc.	816,540
4,200	Rohm & Haas Co.	213,780
3,800	Valspar Corp.	103,436

		5,196,186

Clothing & Apparel 0.3%
20,718	Coach, Inc.(a)	744,812
2,700	NIKE, Inc. (Class “B” Stock)	218,565
8,100	Phillips-Van Heusen Corp.	292,653

		1,256,030

Commercial Banks 1.4%
98,174	Bank of Yokohama Ltd. (The) (Japan)	795,067
126,000	Barclays PLC (United Kingdom)	1,347,174
7,200	Deutsche Boerse AG (Germany)	910,783
11,900	ICICI Bank Ltd., ADR (India)	373,898
37,700	KeyCorp	1,334,203
142,800	Lloyds TSB Group PLC (United Kingdom)	1,294,348
6,200	UnionBanCal Corp.	415,958

		6,471,431

Commercial Services 0.7%
1,250	Ace Cash Express, Inc.(a)	32,850
1,300	Dollar Thrifty Automotive Group(a)	49,309
11,240	FirstService Corp. (Canada)(a)	300,445
1,100	Iron Mountain, Inc.(a)	45,848
3,330	Laureate Education, Inc.(a)	173,493
10,460	McGrath Rentcorp.	339,532
10,500	McKesson Corp.	556,500
9,400	Moody’s Corp.	595,208
4,910	Providence Service Corp.(a)	140,328
14,110	Rollins, Inc.	303,224
6,860	Steiner Leisure Ltd.(a)	266,305
1,150	Team, Inc.(a)	34,730
9,200	TUI AG (Germany)	195,305

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

4,490	Universal Technical Institute, Inc.(a)	$164,109
800	USG Corp.(a)	76,160

		3,273,346

Commercial Services & Supplies 0.3%
67,300	Cendant Corp.	1,126,602
9,500	Waste Management, Inc.	300,010

		1,426,612

Computer Hardware 0.9%
35,441	Apple Computer, Inc.(a)	2,676,150
5,600	Computer Sciences Corp.(a)	283,920
2,000	Dell, Inc.(a)	58,620
6,800	EMC Corp.(a)	91,120
6,500	IBM Corp.	528,450
500	Synaptics, Inc.(a)	13,760
3,600	Synopsys, Inc.(a)	79,596
23,900	Western Digital Corp.(a)	522,454

		4,254,070

Computer Networking
525	Netgear, Inc.(a)	9,513
200	Network Appliance, Inc.(a)	6,240

		15,753

Computer Services 0.1%
17,740	Optimal Group, Inc. (Class “B” Stock) (Canada)(a)	337,060
3,600	Radiant Systems, Inc.(a)	50,400

		387,460

Computer Services & Software 1.2%
3,700	Advanced Mirco Devices, Inc.(a)	154,882
1,800	Affiliated Computer Services, Inc.(a)	112,680
11,100	Autodesk, Inc.	450,549
14,870	Bottomline Technologies, Inc.(a)	171,302
7,970	Concur Technologies, Inc.(a)	131,664
2,000	DST Systems, Inc.(a)	113,320
14,720	Epicor Software Corp.(a)	195,776
17,136	Global Payments, Inc.	872,737
5,210	M-Systems Flash Disk Pioneers Ltd. (Israel)(a)	150,986
71,400	Microsoft Corp.	2,009,910
700	NCR Corp.(a)	26,005
5,700	Novell, Inc.(a)	55,518
10,700	Oracle Corp.(a)	134,499

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,510	Pdf Solutions, Inc.(a)	$186,342
11,330	Radvision Ltd. (Israel)(a)	205,526
8,080	Retalix Ltd.(a)	208,464
1,100	Reynolds & Reynolds Co., (Class “A” Stock)	31,240
2,225	Tyler Technologies, Inc.(a)	19,358
8,600	Ultimate Software Group, Inc.(a)	187,910

		5,418,668

Computers & Peripherals 0.3%
37,900	Hewlett-Packard Co.	1,181,722
2,064	Logitech International (Switzerland)(a)	87,746

		1,269,468

Conglomerates 0.1%
48,300	Marubeni Corp. (Japan)	257,754
285	GenTek, Inc.	5,378

		263,132

Construction 1.1%
3,400	Bouygues SA (France)	186,415
300	Centex Corp.	21,417
74,000	CSR Ltd. (Australia)(a)	237,908
1,150	Dycom Industries, Inc.(a)	28,359
15,169	Fraport AG (Germany)	965,873
5,400	JS Group Corp. (Japan)	113,473
10,905	KB Home(a)	830,961
32,974	Lennar Corp. (Class “A” Stock)	2,062,854
37,600	Taylor Woodrow PLC (United Kingdom)	260,874
8,000	Toll Brothers, Inc.(a)	272,000
1,175	US Concrete, Inc.(a)	14,241

		4,994,375

Consumer & Service
20,700	Interserve PLC (United Kingdom)(a)	131,467

Consumer Products 0.1%
2,500	American Greetings Corp. (Class “A” Stock)	51,025
9,500	Electrolux AB, Series B (Sweden)	253,947

		304,972

Consumer Products & Services 1.4%
36,700	Altria Group, Inc.	2,654,878
5,530	Central Garden & Pet Co.(a)	274,178

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
6,000	Colgate-Palmolive Co.	$329,340
3,500	Elizabeth Arden, Inc.(a)	73,990
50,757	Procter & Gamble Co.	3,006,337
4,100	Scotts Co. (The) (Class “A” Stock)	202,950

		6,541,673

Cosmetics & Toiletries 0.1%
34,400	Shiseido Co. Ltd. (Japan)(a)	659,818

Distribution/Wholesale 0.1%
3,090	Building Materials Holding Corp.	244,635

Diversified
800	Ingersoll-Rand Co. Ltd. (Class “A” Stock) (Bermuda)	31,416

Diversified Chemicals 0.2%
18,400	Dow Chemical Co.	778,320

Diversified Financial Services 0.6%
11,600	JPMorgan Chase & Co.	461,100
16,185	Lehman Brothers Holdings, Inc.	2,273,183

		2,734,283

Diversified Operations 0.2%
183,100	China Merchants Holdings International Co. Ltd. (Hong Kong)	475,584
87,000	Citic Pacific Ltd. (Hong Kong)	257,936
54,300	Ifil SpA (Italy)	260,633

		994,153

Diversified Telecommunication Services 0.7%
64,500	AT&T, Inc.	1,673,775
15,100	Koninklijke KPN NV (Netherlands)	145,873
52,400	Verizon Communications, Inc.	1,658,984

		3,478,632

Drugs
5,220	Martrixx Initatives, Inc.(a)	129,613

Education
375	Strayer Education, Inc.(a)	33,210

Electric 0.1%
3,800	Dynegy, Inc.(a)	20,900
9,900	PPL Corp.	298,287
3,500	Scana Corp.	140,595

		459,782

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electric Utilities 0.3%
3,600	Entergy Corp.(a)	$250,236
5,400	FirstEnergy Corp.	270,540
22,800	FPL Group, Inc.	952,812

		1,473,588

Electronic Components 1.4%
9,340	Advanced Analogic Technologies, Inc.(a)	139,166
16,000	Agilent Technologies, Inc.(a)	542,560
7,800	Alpine Electronics, Inc. (Japan)	105,990
9,000	Alps Electric Co. Ltd. (Japan)	127,053
1,300	AMETEK, Inc.	53,482
10,500	Avnet, Inc.(a)	256,725
3,000	Axsys Technologies, Inc.(a)	49,500
3,246	Broadcom Corp. (Class “A” Stock)(a)	221,377
4,200	Emerson Electric Co.	325,290
5,000	Energizer Holdings, Inc.(a)	270,550
12,500	FLIR Systems, Inc.(a)	296,250
39,000	Hitachi Ltd. (Japan)	274,950
11,900	Hokkaido Electric Power Co., Inc. (Japan)	266,293
12,300	Hosiden Corp. (Japan)	145,644
1,325	International Displayworks, Inc.(a)	8,599
4,090	Itron, Inc.(a)	195,788
12,200	Kansai Electric Power Co., Inc. (The) (Japan)(a)	274,046
7,800	Kyushu Electric Power Co., Inc. (Japan)	177,537
2,225	Pike Electric Corp.	39,983
3,500	Pinnacle West Capital Corp.	149,135
6,050	PNM Resources, Inc.	148,649
36,800	Sanmina-SCI Corp.(a)	154,928
15,000	Secom Co. Ltd. (Japan)	776,182
48,000	Sharp Corp. (Japan)	877,712
3,790	Supertex, Inc.(a)	113,662
24,670	Synplicity, Inc.(a)	232,392
14,100	TT Electronics PLC (United Kingdom)	42,643

		6,266,086

Energy Equipment & Services 0.2%
1,610,000	China Petroleum Chemical Corp. (China)	980,600

Engineering/Construction
5,400	URS Corp.(a)	231,012

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Entertainment 0.1%
16,100	Capcom Co. Ltd. (Japan)	$178,287
19,900	Mikohn Gaming Corp.(a)	149,449

		327,736

Entertainment & Leisure 0.2%
20,650	Century Casinos, Inc.(a)	189,567
2,675	K2, Inc.(a)	31,833
2,700	Mattel, Inc.	44,550
10,680	Scientific Games Corp. (Class “A” Stock)(a)	342,294
25,640	SRS Labs, Inc.(a)	155,122

		763,366

Environmental Services 0.2%
12,000	Allied Waste Industries, Inc.(a)	109,080
7,700	Nalco Holding Co.(a)	142,065
8,900	Republic Services, Inc.	336,865
32,127	Shanks Group PLC (United Kingdom)	97,162
1,450	Waste Connections, Inc.(a)	50,663

		735,835

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	716
1,375	iShares Russell 2000 Value Index Fund	97,859

		98,575

Farming & Agriculture 0.1%
38,400	AWB Ltd. (Australia)	147,039
296,100	Chaoda Modern Agriculture Holdings Ltd. (Cayman Island)	182,254

		329,293

Financial—Bank & Trust 3.0%
10,372	ABN AMRO Holding NV (Netherlands)	287,992
4,500	Accredited Home Lenders Holding Co.(a)	236,385
9,450	Astoria Financial Corp.	272,160
17,500	Banca Popolare Italiana SpA (Italy)	174,800
2,800	Banche Popolari Unite Scrl (Italy)	65,667
15,700	Banco Bilbao Vizcaya Argentaria SA (Spain)	317,075
12,100	Banco Santander Central Hispano SA (Spain)	174,088
71,000	Bank of Fukuoka Ltd. (The) (Japan)(a)	610,707
1,100	BB&T Corp.	42,944
7,500	BNP Paribas (France)	668,943

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

5,360	Boston Private Financial Holdings, Inc.	$163,694
35,500	Bradford & Bingley PLC (United Kingdom)	262,251
15,900	Commonwealth Bank of Australia (Australia)	538,307
700	Compass Banshares, Inc.	34,104
3,500	Credit Suisse Group (Switzerland)	204,369
6,500	Danske Bank A/S (Denmark)	228,305
5,200	Deutsche Boerse AG (Germany)	558,456
2,600	Dexia (Belgium)	63,915
10,200	Fortis (Belgium)(a)	354,857
33,000	HBOS PLC (United Kingdom)	580,322
1,700	Marshall & Ilsley Corp.(a)	71,298
1,050	MB Financial, Inc.	36,823
14,500	Mellon Financial Corp.	511,415
1,600	Natexis Banques Populaires (France)	299,609
45,300	Nordea Bank AB (Sweden)	487,652
17,600	North Fork Bancorp.	452,672
3,200	Oriental Financial Group, Inc.	44,064
6,700	Pacific Capital Bancorp	246,493
3,520	Republic Bancorp, Inc. (MI)	45,584
25,900	Royal Bank of Scotland Group PLC (United Kingdom)	801,729
8,100	SanPaolo IMI SpA (Italy)	131,795
1,200	Societe Generale (France)	158,505
4,700	Sterling Financial Corp. (WA)	131,694
1,100	Student Loan Corp. (The)	240,900
33,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	363,181
3,800	Takefuji Corp. (Japan)	228,703
1,200	TCF Financial Corp.(a)	29,988
28,700	U.S. Bancorp	858,417
15,300	UBS AG (Switzerland)	1,664,640
2,325	UCBH Holdings, Inc.	40,339
900	Verwaltungs und Privat Bank AG (Switzerland)	165,998
3,000	Wachovia Corp.(a)	164,490
14,700	Wells Fargo & Co.	916,692
1,700	Zions Bancorp	134,419

		14,066,441

Financial—Brokerage 0.3%
4,100	Bankunited Financial Corp.	115,210
4,700	E*Trade Financial Corp.(a)	111,813
6,600	Jefferies Group, Inc.	359,502
12,000	Morgan Stanley Dean Witter & Co.	737,400
6,800	Raymond James Financial, Inc.	289,408

		1,613,333

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Financial Services 3.0%
29,500	AmeriCredit Corp.(a)	$848,420
9,540	Ameriprise Financial, Inc.	388,183
1,600	Capital One Financial Corp.	133,280
4,600	Chicago Mercantile Exchange Holdings, Inc.	1,946,950
8,100	CIT Group, Inc.	432,054
9,600	Eaton Vance Corp.(a)	276,672
14,700	Euronext NV (France)	904,750
14,500	Fannie Mae	840,130
650	Financial Federal Corp.	29,087
17,600	Goldman Sachs Group, Inc.	2,486,000
186,700	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	910,908
10,800	Irish Life & Permanent PLC (Ireland)	230,321
12,400	Japan Securities Finance Co. Ltd. (Japan)	141,542
15,280	Keynote Systems, Inc.(a)	193,292
8,700	Merrill Lynch & Co., Inc.	653,109
18,000	Okasan Holdings, Inc. (Japan)	211,449
2,830	Portfolio Recovery Associates, Inc.(a)	139,377
7,690	PrivateBancorp, Inc.(a)	290,759
4,077	Promise Co. Ltd. (Japan)	236,338
32,200	Santos Ltd. (Australia)	319,844
4,800	Sanyo Electric Credit Co. Ltd. (Japan)(a)	90,840
23,259	SLM Corp.	1,301,574
5,800	State Street Corp.	350,668
2,900	Td Ameritrade Holding Corp.	58,696
9,390	TNS, Inc.(a)	192,871
9,370	WebSideStory, Inc.(a)	188,805

		13,795,919

Food & Beverage 0.1%
12,400	Dairy Crest Group PLC (United Kingdom)(a)	108,975
1,600	Danisco A/S (Denmark)	122,034
48,600	Northern Foods PLC (United Kingdom)	117,153
21,200	Tate & Lyle PLC (United Kingdom)	217,239

		565,401

Food & Staples Retailing 0.4%
24,900	Albertson’s, Inc.	626,235
13,100	Carrefour SA (France)	618,594
117,800	Tesco PLC (United Kingdom)	666,425

		1,911,254

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food Products 0.7%
33,600	Archer-Daniels-Midland Co.	$1,058,400
81,400	Cadbury Schweppes PLC (United Kingdom)	799,360
25,900	ConAgra Foods, Inc.	536,907
13,900	Kraft Foods, Inc. (Class “A” Stock)	409,216
9,600	Sara Lee Corp.	175,488
8,700	Unilever PLC (United Kingdom)	366,879

		3,346,250

Foods 0.1%
700	Campbell Soup Co.	20,951
1,825	Corn Products International, Inc.	49,768
10,300	Dean Foods Co.(a)	390,679
700	Heinz Co., H.J.	23,758
400	Kellogg Co.	17,160
7,300	Kroger Co. (The)(a)	134,320
1,100	Sysco Corp.	33,748
2,400	Tyson Foods, Inc. (Class “A” Stock)	34,392

		704,776

Gaming 0.1%
16,800	OPAP SA (European Currency Unit)	631,628

Health Care Equipment & Supplies
700	Fresenius AG (Germany)	109,346

Health Care Providers & Services
28,500	Tenet Healthcare Corp.(a)	207,195

Healthcare Services 1.9%
4,800	Aetna, Inc.	464,640
3,890	Amedisys, Inc.(a)	176,412
8,900	Amerigroup Corp.(a)	198,648
6,500	Covance, Inc.(a)	369,265
2,900	Coventry Health Care, Inc.(a)	172,753
29,610	Five Star Quality Care, Inc.(a)	253,165
10,400	HCA, Inc.	510,432
1,775	Healthcare Services Group	34,737
18,100	Healthgrades.Com, Inc.(a)	106,607
4,150	Healthsouth Rehabilitation Corp.(a)	20,045
6,200	Healthways, Inc.(a)	277,016
6,200	Humana Inc.(a)	345,774
750	LHC Group Inc.(a)	11,925

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

4,360	Matria Healthcare, Inc.(a)	$186,041
4,610	Neurometrix, Inc.(a)	159,091
650	Pediatrix Medical Group, Inc.(a)	56,992
11,200	Quest Diagnostics, Inc.	553,616
7,000	Sunrise Senior Living, Inc.(a)	254,450
1,000	Triad Hospitals, Inc.(a)	41,060
58,729	UnitedHealth Group, Inc.	3,489,677
12,000	WellPoint, Inc.(a)	921,600

		8,603,946

Home Furnishings 0.1%
3,600	Harman International Industries, Inc.	396,000

Hotels & Motels 0.7%
8,900	Choice Hotels International, Inc.	423,017
4,200	Hilton Hotels Corp.	104,706
30,500	MGM Mirage(a)	1,130,330
6,507	Station Casinos, Inc.	434,993
16,300	Wynn Resorts Ltd.(a)	1,052,654

		3,145,700

Hotels, Restaurants & Leisure 0.5%
9,900	Carnival Corp. (Panama)	512,424
4,822	Harrah’s Entertainment, Inc.	354,899
33,458	Yum! Brands, Inc.(a)	1,655,167

		2,522,490

Household Durables 0.1%
3,400	Fortune Brands, Inc.	254,864
1,400	Lennar Corp. (Class “B” Stock)	80,906

		335,770

Household Products 0.1%
9,700	Kimberly-Clark Corp.	554,064

Independent Power Producers & Energy Traders 0.2%
22,100	TXU Corp.	1,119,144

Industrial Conglomerates 0.4%
12,900	3M Co.	938,475
38,100	Tyco International Ltd. (Bermuda)	992,505

		1,930,980

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Industrial Products 0.1%
11,730	Hexel Corp.(a)	$244,805

Insurance 3.3%
16,300	Aegon NV (France)	263,433
1,500	Aflac, Inc.	70,425
21,400	Allstate Corp. (The)	1,113,870
4,000	Ambac Financial Group, Inc.	307,240
4,800	American International Group, Inc.	314,208
23,900	Amerisafe, Inc.(a)	244,736
2,000	Aon Corp.	68,440
6,000	Assurant, Inc.	275,520
29,800	Aviva PLC (United Kingdom)	381,970
2,200	Chubb Corp.	207,570
3,100	CNP Assurances (France)	269,339
3,500	Commerce Group, Inc.	188,650
3,500	Delphi Financial Group, Inc. (Class “A” Stock)	166,810
23,900	Genworth Financial, Inc. (Class “A” Stock)	782,964
5,900	Hanover Insurance Group, Inc. (The)	285,855
5,900	Hartford Financial Services Group, Inc.	485,157
1,762	HCC Insurance Holdings, Inc.	54,728
1,275	Hilb, Rogal & Hobbs Co.	49,572
15,300	ING Groep NV ADR (Netherlands)	546,043
107,300	Legal & General PLC (United Kingdom)	239,087
4,100	Lincoln National Corp.	223,573
4,800	Loews Corp.	473,712
8,200	Marsh & McLennan Cos., Inc.	249,198
12,000	MBIA, Inc.	738,720
31,500	Metlife, Inc.	1,580,040
46	Millea Holdings, Inc. (Japan)	882,315
4,110	Navigators Group, Inc.(a)	183,594
108,900	Old Mutual PLC (United Kingdom)	372,939
4,000	Philadelphia Consolidated Holding Corp.(a)	388,600
4,204	Progressive Corp.	441,588
4,300	Protective Life Corp.	193,285
40,201	St. Paul Travelers Cos., Inc. (The)	1,824,321
2,900	Torchmark Corp.	162,690
5,370	Tower Group, Inc.	103,158
5,000	United Fire & Casualty Co.	205,100
31,100	UnumProvident Corp.	632,263
3,100	WR Berkely Corp.	153,140
400	XL Capital Ltd. (Class “A” Stock)	27,064
1,700	Zurich Financial Services AG (Switzerland)	372,326

		15,523,243

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Internet
2,700	Ctrip.com International Ltd., ADR (China)	$167,184
275	F5 Networks, Inc.(a)	17,793

		184,977

Internet Services 1.0%
60,195	America Movil Series L, ADR (Mexico)	2,030,377
18,100	Cybersource Corp.(a)	156,746
15,060	Digitas, Inc.(a)	197,135
5,080	Equinix, Inc.(a)	238,404
2,350	Google, Inc. (Class “A” Stock)(a)	1,018,137
6,190	J2 Global Communications, Inc.(a)	295,573
17,960	Online Resources Corp.(a)	238,868
7,910	Openwave Systems, Inc.(a)	170,540
2,850	SafeNet, Inc.(a)	89,547
5,600	Symantec Corp.(a)	102,928
1,075	Vignette Corp.(a)	18,211

		4,556,466

IT Services 0.3%
46,500	Electronic Data Systems Corp.	1,171,335

Leisure Equipment & Products 0.1%
10,200	Eastman Kodak Co.	256,020

Machinery 0.3%
41,700	Bluescope Steel Ltd. (Australia)	247,576
11,470	Intevac, Inc.(a)	182,488
5,800	MAN AG (Germany)	333,295
500	Rieter Holdings AG (Switzerland)	164,652
7,700	SPX Corp.	367,367
1,700	Stork NV (Netherlands)	75,814

		1,371,192

Machinery & Equipment 0.9%
1,325	Briggs & Stratton Corp.	46,097
4,000	Bucyrus International, Inc. (Class “A” Stock)	244,760
25,547	Caterpillar, Inc.	1,734,641
9,300	Deere & Co.	667,368
3,800	Eaton Corp.(a)	251,560
6,130	Lifeline Systems, Inc.	288,110
1,200	Nordson Corp.	54,504
5,000	Snap-On, Inc.	200,650

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

14,770	Spectranetics Corp.(a)	$152,722
4,675	Watsco, Inc.	330,709

		3,971,121

Manufacturing 0.7%
75,300	General Electric Co.	2,466,075
4,200	Harsco Corp.	332,724
2,700	ITT Industries, Inc.	276,750
5,950	Jacuzzi Brands, Inc.(a)	56,466

		3,132,015

Media 1.6%
39,650	CBS Corp. (Class “B” Stock)	1,036,054
3,000	Clear Channel Communications, Inc.(a)	87,810
6,600	Comcast Corp. (Class “A” Stock)(a)	183,612
2,100	E.W. Scripps Co. (Class “A” Stock)	101,514
17,700	Gannett Co., Inc.	1,093,860
53,300	Liberty Media Corp. (Class “A” Stock)(a)	445,588
6,600	McGraw-Hill Cos., Inc.	336,864
22,100	Rogers Communications, Inc. (Class “B” Stock) (Canada)	972,047
3,900	Scholastic Corp.(a)	117,195
22,800	Shaw Communications, Inc. (Class “B” Stock) (Canada)	554,462
19,200	Sogecable SA (Spain)(a)	787,421
47,400	Time Warner, Inc.	830,922
14,050	Viacom, Inc. (Class “B” Stock)(a)	582,794
1,900	Wiley, (John) & Sons, Inc. (Class “A” Stock)	72,010

		7,202,153

Medical Supplies & Equipment 1.4%
5,780	Adeza Biomedical Corp.(a)	127,969
2,190	Angiodynamics, Inc.(a)	61,561
1,500	Bausch & Lomb, Inc.	101,325
400	Baxter International, Inc.	14,740
4,300	Becton Dickinson & Co.	278,640
1,800	Boston Scientific Corp.(a)	39,366
5,800	Cooper Cos, Inc. (The)	321,494
22,550	Encore Medical Corp.	121,319
2,300	Guidant Corp.	169,280
7,050	Immucor, Inc.(a)	211,852
1,125	Invacare Corp.	38,914
25,100	Johnson & Johnson	1,444,254
5,080	Laserscope(a)	137,008
2,700	LCA-Vision, Inc.	151,659

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

50	Medical Action Industries, Inc.	$1,112
25,261	Medtronic, Inc.	1,426,489
5,160	Merge Technologies, Inc.(a)	136,224
6,600	Nipro Corp. (Japan)	98,405
7,880	NuVasive, Inc.(a)	144,913
39,030	Orthovita, Inc.(a)	179,148
7,129	PolyMedica Corp.	283,164
4,930	SonoSite, Inc.(a)	193,946
11,200	St. Jude Medical, Inc.(a)	550,256
1,100	Zimmer Holdings, Inc.(a)	75,845

		6,308,883

Metals & Mining 1.5%
36,800	Alcoa, Inc.	1,159,200
2,600	Birch Mountain Res Ltd.(a)	18,720
1,200	Boehler-Uddeholm AG (Austria)	231,997
1,325	Century Aluminum Co.(a)	45,156
321,701	China Shenhua Energy Co. Ltd. (Class “H” Stock) (Hong Kong)(a)	427,124
9,153	Companhia Vale Do Rio Doce, ADR (Brazil)	469,274
3,700	Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	237,725
1,650	Gibraltar Industries, Inc.	44,599
3,000	Joy Global, Inc.	162,120
42,900	NSK Ltd. (Japan)	317,805
1,668	Peabody Energy Corp.	165,983
3,700	Phelps Dodge Corp.	593,850
12,600	Rautaruukki Oyj (Finland)	380,630
18,000	Rio Tinto PLC (United Kingdom)	918,077
5,100	Salzgitter AG (Germany)	350,147
6,400	Southern Copper Corp.	557,440
11,700	ThyssenKrup AG (Germany)	299,417
8,000	Timken Co.	289,360
4,400	United States Steel Corp.	262,900

		6,931,524

Miscellaneous Manufacturers
200	Danaher Corp.	11,328

Multi-Utilities 0.1%
5,600	Public Service Enterprise Group, Inc.	389,872

Office Equipment
9,000	Ricoh Co. Ltd. (Japan)	154,597

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Oil, Gas & Consumable Fuels 5.7%
1,900	Anadarko Petroleum Corp.	$204,858
15,000	Apache Corp.(a)	1,132,950
3,500	Ashland, Inc.	230,720
11,500	BP PLC (United Kingdom)	138,300
16,000	BP PLC, ADR (United Kingdom)	1,156,960
3,100	Burlington Resources, Inc.	282,906
9,650	Cabot Oil & Gas Corp.	497,650
15,900	Canadian Natural Resources Ltd. (Canada)	985,505
16,900	ChevronTexaco Corp.	1,003,522
1,900	Compania Espanola de Petroleos, SA (CEPSA) (Spain)	102,741
26,100	ConocoPhillips	1,688,670
55,800	Cosmo Oil Co. Ltd. (Japan)	291,594
9,900	Devon Energy Corp.	675,279
1,200	Energy Partners Ltd.(a)	33,684
17,000	Eni SpA (Italy)	513,962
8,400	EOG Resources, Inc.	710,136
1,200	Equitable Resources, Inc.	44,280
41,800	Exxon Mobil Corp.	2,622,950
375	GMX Resources, Inc.(a)	18,041
25,300	Grey Wolf, Inc.(a)	222,640
10,998	Halliburton Co.	874,891
4,400	Helmerich & Payne, Inc.	344,784
4,200	Houston Exploration Co.(a)	260,778
1,880	Hydril Co.(a)	154,818
8,000	Lukoil, ADR (Russia)	613,600
4,080	Maverick Tube Corp.(a)	195,228
600	Nabors Industries Ltd. (Bermuda)	48,750
48,000	Nippon Oil Corp. (Japan)	380,956
3,100	Norsk Hydro ASA (Norway)	380,475
12,300	Occidental Petroleum Corp.	1,201,833
5,000	Oceaneering International, Inc.(a)	297,050
6,335	Oil States International, Inc.(a)	259,101
5,600	ONEOK, Inc.	158,256
81,200	Osaka Gas Co. Ltd. (Japan)	292,114
5,650	Patterson-UTI Energy, Inc.	212,553
1,425	Petrohawk Energy Corp.(a)	22,800
900	Pioneer Natural Resources Co.	47,790
1,800	Pogo Producing Co.	107,982
15,200	Repsol YPF SA (Spain)(a)	412,074
600	Rowan Cos., Inc.	26,898
18,849	Royal Dutch Shell PLC (United Kingdom)	676,017
15,000	Royal Dutch Shell PLC (Class “A” Stock) (United Kingdom)	510,730

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
17,774	Schlumberger Ltd.	$2,265,296
1,075	Southwestern Energy Co.(a)	46,376
6,200	Sunoco, Inc.	590,240
9,040	Superior Energy Services, Inc.(a)	245,436
5,200	Swift Energy Co.(a)	256,984
3,200	Tesoro Corp.	231,904
182,200	Tokyo Gas Co. Ltd. (Japan)	846,503
800	Total SA (France)	220,867
2,559	Transocean, Inc. (Cayman Islands)(a)	207,663
3,460	Unit Corp.(a)	206,562
1,800	Universal Compression Holdings, Inc.(a)	86,400
15,000	Valero Energy Corp.	936,450
3,200	Weatherford International Ltd. (Bermuda)(a)	143,296
1,025	Whiting Petroleum Corp.(a)	47,458
900	XTO Energy, Inc.	44,172

		26,412,433

Paper & Forest Products 0.2%
1,000	Bowater, Inc.(a)	27,340
27,800	Hokuetsu Paper Mills Ltd. (Japan)	141,956
3,700	International Paper Co.	120,731
30,000	Rengo Co. Ltd. (Japan)	177,486
2,000	Smurfit-Stone Container Corp.(a)	25,580
800	Temple-Inland, Inc.	37,520
3,200	Weyerhaeuser Co.	223,232

		753,845

Pharmaceuticals 3.4%
3,600	Allergan, Inc.	419,040
5,450	Altus Pharmaceuticals, Inc.(a)	101,097
11,100	AmerisourceBergen Corp.	484,404
9,907	Amylin Pharmaceuticals, Inc.(a)	420,057
3,400	AstraZeneca PLC (United Kingdom)	164,644
3,850	Barr Pharmaceuticals, Inc.(a)	252,483
3,500	Eli Lilly & Co.	198,170
15,500	Endo Pharmaceuticals Holdings, Inc.(a)	444,850
4,300	Express Scripts, Inc.(a)	392,547
48,700	GlaxoSmithKline PLC (United Kingdom)	1,245,852
2,100	Hospira, Inc.(a)	93,975
11,760	I-Flow Corp.(a)	186,749
24,300	Kaken Pharmaceutical Co. Ltd. (Japan)	196,795
6,100	Kos Pharmaceuticals, Inc.(a)	267,241
6,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	47,824

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
7,000	Lifecell Corp.(a)	$151,900
300	Medco Health Solutions, Inc.(a)	16,230
32,100	Merck & Co., Inc.	1,107,450
4,600	Merck KGAA (Germany)	479,653
12,800	Novartis AG (Switzerland)	702,851
14,600	Novo Nordisk SA (Denmark)	817,641
88,400	Pfizer, Inc.	2,270,112
7,300	Pharmaceutical Product Development, Inc.	505,014
5,600	Roche Holding AG - Genusshein (Switzerland)	884,821
10,500	Rohto Pharmaceutical Co., Ltd. (Japan)	127,105
9,460	Salix Pharmaceuticals Ltd.(a)	164,509
14,000	Sanofi-Aventis (France)	1,283,569
3,100	Sepracor, Inc.(a)	176,421
27,000	Tanabe Seiyaku Co. Ltd. (Japan)	289,093
22,700	Teva Pharmaceutical Industries Ltd., ADR (Israel)	967,701
7,410	Viropharma, Inc.(a)	171,986
400	Watson Pharmaceuticals, Inc.(a)	13,236
14,900	Wyeth	689,125

		15,734,145

Printing & Publishing
500	Consolidated Graphics, Inc.(a)	25,680

Railroads 0.1%
9,100	Norfolk Southern Corp.	453,544

Real Estate 0.4%
18,200	Equity Office Properties Trust	579,124
7,300	Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	353,466
4,300	Meritage Homes Corp.(a)	260,150
525	Redwood Trust, Inc.	22,811
7,266	St. Joe Co. (The)	461,028
8,100	Standard Pacific Corp.	315,090

		1,991,669

Real Estate Investment Trust 0.8%
9,000	Apartment Investment & Management Co. (Class “A” Stock)	382,680
2,675	Ashford Hospital(a)	32,742
425	CB Richard Ellis Group, Inc.(a)	26,826
900	Centerpoint Properties Trust	44,676
1,000	Duke Realty Corp.	36,280
3,400	Entertainment Properties Trust	147,764
1,050	Healthcare Realty Trust, Inc.	36,792

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)
2,775	Highland Hospitality Corp.	$33,466
1,000	Hospitality Properties Trust	42,870
16,600	Host Marriot Corp.	331,170
11,320	KKR Financial Corp.	253,455
1,500	Liberty Property Trust	67,890
3,200	Mack-Cali Realty Corp.	143,104
4,575	MFA Mortgage Investments, Inc.	29,646
2,000	Mills Corp. (The)	82,900
7,800	New Century Financial Corp.	305,994
4,900	Plum Creek Timber Co.	181,006
12,600	ProLogis	645,372
7,200	Simon Property Group, Inc.	596,448
2,700	SL Green Realty Corp.	226,908

		3,647,989

Real Estate Investment Trust—Apartment
1,900	Camden Property Trust(a)	123,690

Restaurants 0.2%
20,200	McDonald’s Corp.	707,202

Retail 0.6%
12,700	Autonation, Inc.(a)	283,083
22,900	David Jones Ltd. (Australia)	37,680
87,300	DSG International PLC (United Kingdom)	272,565
26,600	House of Fraser PLC (United Kingdom)	53,829
32,400	Mitchells & Butlers PLC (United Kingdom)	234,595
31,500	Next PLC (United Kingdom)	971,153
2,900	Rallye SA (France)	116,114
2,775	Triarc Cos., Inc. (Class “B” Stock)	45,954
8,000	UNY Co. Ltd. (Japan)	125,280
139,900	Wal-Mart de Mexico SA de CV (Mexico)	815,050

		2,955,303

Retail & Merchandising 2.2%
900	Abercrombie & Fitch Co.	59,751
5,000	Brinker International, Inc.	203,500
12,820	Cache, Inc.(a)	231,273
3,800	CEC Entertainment, Inc.(a)	136,876
6,800	Chico’s FAS, Inc.(a)	296,208
19,600	Circuit City Stores, Inc.	494,116
10,260	Cosi, Inc.(a)	100,035
14,573	CVS Corp.	404,546

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
9,800	Darden Restaurants, Inc.	$398,468
2,200	Dillard’s, Inc. (Class “A” Stock)	56,980
4,600	Dollar General Corp.(a)	77,740
1,100	Federated Department Stores, Inc.	73,293
21,205	Home Depot, Inc.	859,863
2,500	J. C. Penney Co., Inc.	139,500
3,737	JOS. A. Bank Clothiers, Inc.(a)	191,596
1,400	Kohl’s Corp.(a)	62,146
29,231	Lowe’s Cos., Inc.	1,857,630
3,500	Men’s Wearhouse, Inc. (The)	119,595
6,400	Nordstrom, Inc.	267,008
2,500	Payless Shoesource, Inc.(a)	60,900
1,050	Regis Corp.	40,688
4,400	School Specialty, Inc.(a)	165,220
4,850	Sonic Corp.(a)	140,407
4,300	Staples, Inc.	101,953
29,043	Starbucks Corp.(a)	920,663
9,500	Stein Mart, Inc.	157,510
1,500	SUPERVALU, Inc.	47,895
22,600	Target Corp.	1,237,350
14,900	Wal-Mart Stores, Inc.	687,039
16,100	Walgreen Co.	696,808

		10,286,557

Semiconductors 0.9%
2,200	Altera Corp.(a)	42,482
725	ATMI, Inc.(a)	24,360
8,100	CheckPoint Systems, Inc.(a)	218,457
2,200	Formfactor, Inc.(a)	65,604
13,900	Freescale Semiconductor, Inc.(a)	350,975
61,500	Intel Corp.	1,308,105
4,420	Intermagnetics General Corp.(a)	178,303
5,400	Lam Research Corp.(a)	250,722
400	Linear Technology Corp.	14,884
800	Maxim Integrated Products, Inc.	32,832
26,100	Micron Technology, Inc.(a)	383,148
4,920	Microsemi Corp.(a)	149,765
200	Novellus Systems, Inc.(a)	5,670
17,930	O2Micro International Ltd., ADR (China)(a)	195,078
900	Teradyne, Inc.(a)	15,678
28,200	Texas Instruments, Inc.	824,286
7,790	Ultratech Stepper, Inc.(a)	149,568
8,240	Volterra Semiconductor Corp.(a)	154,582

		4,364,499

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Software 0.3%
22,700	BMC Software, Inc.(a)	$501,670
32,100	Computer Associates International, Inc.	876,330
4,800	Fair Isaac Corp.	212,736

		1,590,736

Specialty Retail 0.1%
23,200	Limited Brands, Inc.(a)	548,912

Technology—Computer Software
8,100	Sybase, Inc.(a)	174,879

Telecommunications 2.3%
31,700	Amdocs Ltd.(a)	1,020,740
8,200	American Tower Corp. (Class “A” Stock)(a)	253,708
128,600	BT Group PLC (United Kingdom)	470,145
3,300	CenturyTel, Inc.	109,890
39,100	Cisco Systems, Inc.(a)	726,087
10,300	Comverse Technology, Inc.(a)	282,117
40,100	Corning, Inc.	976,435
12,400	Deutsche Telekom AG (Germany)	196,335
5,200	Juniper Networks, Inc.(a)	94,276
111,300	MobileOne Ltd. (Singapore)	150,952
65,451	Motorola, Inc.	1,486,392
47,555	Netia Holdings SA (Poland)	83,877
120	Nippon Telegraph and Telephone Corp. (Japan)	556,498
230	NTT Docomo, Inc. (Japan)	372,533
35,564	Qualcomm, Inc.	1,705,649
1,075	Sonus Networks, Inc.(a)	5,031
20,515	Sprint Nextel Corp.	469,588
600	Swisscom AG (Switzerland)	184,325
2,075	Tekelec(a)	32,474
76,500	Telestra Corp. Ltd. (Australia)(a)	230,864
3,000	Tellabs, Inc.(a)	38,370
60,100	Vodafone Group PLC, ADR (United Kingdom)	1,268,711
7,480	Witness Systems, Inc.(a)	149,151

		10,864,148
Textiles, Apparel & Luxury Goods 0.1%
16,400	Benetton Group SpA (Italy)	198,488
12,100	Jones Apparel Group, Inc.	378,488

		576,976

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Thrifts & Mortgage Finance 0.5%
11,800	Freddie Mac	$800,748
32,500	Washington Mutual, Inc.	1,375,400

		2,176,148

Transportation 1.4%
550	Amerco, Inc.(a)	44,566
7,270	American Commercial Lines, Inc.(a)	242,454
2,050	Arlington Tankers, Ltd. (Bermuda)	45,920
15,100	Arriva PLC (United Kingdom)	157,686
19,946	Burlington North Santa Fe Corp.	1,598,074
9,800	CSX Corp.	524,594
20,500	FedEx Corp.	2,073,575
24,000	FirstGroup PLC (United Kingdom)	172,813
2,400	GATX Corp.	95,304
1,625	Genesee & Wyoming, Inc. (Class “A” Stock)(a)	63,375
825	Landstar System, Inc.	34,898
82,000	Neptune Orient Lines Ltd. (Singapore)	125,874
8,185	Old Dominion Freight Line(a)	233,600
41,030	Orient Overseas International Ltd. (Bermuda)	136,983
8,619	Union Pacific Corp.	762,437
10,290	Vitran Corp., Inc. (Canada)(a)	198,597

		6,510,750

Utilities 1.2%
11,200	Alliance & Leicester PLC (United Kingdom)	200,046
1,100	American Electric Power Co., Inc.	41,052
12,700	CMS Energy Corp.(a)	183,769
5,600	Consolidated Edison, Inc.	263,256
2,600	Constellation Energy Group, Inc.	151,502
6,700	Dominion Resources, Inc.	506,051
8,700	Duke Energy Corp.	246,645
5,100	Edison International	223,482
13,500	Endesa SA (Spain)	388,789
50,100	Energias de Portugal SA (Portugal)	164,983
5,300	Headwaters, Inc.(a)	182,850
18,800	Kelda Group PLC (United Kingdom)	261,878
5,500	Northeast Utilities	109,340
47,400	Northumbrian Water Group PLC (United Kingdom)	204,488
13,200	PG&E Corp.	492,492
34,900	Scottish Power PLC (United Kingdom)	355,761
13,700	Suez SA (France)(a)	506,754
8,900	Tohoku Electric Power Co., Inc. (Japan)	191,573

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

5,700	Union Fenosa SA (Spain)	$214,718
9,360	Viridian Group PLC (United Kingdom)	156,525
1,175	Westar Energy, Inc.	24,205
2,500	Wisconsin Energy Corp.	103,775
9,900	Xcel Energy, Inc.	192,258

		5,366,192

	Total common stocks	299,794,342

Moody’s Ratings	Principal Amount (000)#	Description
ASSET-BACKED SECURITIES 0.1%
Aaa	$153	Brazos Student Loan Finance Corp., Series 1998-A, Class A2 4.238%, 06/01/23(f)	153,873
Aaa	288	Federal National Mortgage Assoc., Series 2005-73, Class A1A(f) 4.419%, 07/25/35	288,453

		Total asset-backed securities	442,326

COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%
Aaa	402	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.426%, 05/25/35(f)	400,975
Aaa	1,700	Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class M0A1(f) 4.549%, 03/15/20	1,699,737
Aaa	10	Federal Home Loan Mortgage Corp. Series 2266, Class F 4.819%, 11/15/30(f)	10,089
Aaa	78	Series 119, Class H 7.50%, 01/15/21	77,691
Aaa	1,200	Federal National Mortgage Assoc. Series 2006-5, Class 3A2 4.479%, 05/25/35(f)	1,177,447
Aaa	19	Series 2000-32, Class FM 4.92%, 10/18/30(f)	18,679
Aaa	761	Series 1998-73, Class MZ 6.30%, 10/17/38	801,968
Aaa	2,150	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1(f) 4.726%, 07/25/44	2,178,092

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$52	Government National Mortgage Assoc., Series 2000-9, Class FH(f) 4.87%, 02/16/30	$52,204
AAA(e)	570	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1(f) 4.541%, 12/25/34	560,571
Aaa	1,340	Washington Mutual, Inc., Series 2003-R1, Class A1(f) 4.649%, 12/25/27	1,338,878
Aaa	580	Washington Mutual, Inc., Series 2005-AR13, Class A1A1(f) 4.669%, 10/25/45	580,462

		Total collateralized mortgage obligations	8,896,793

CORPORATE BONDS 6.8%

Aerospace 0.1%
Caa2	125	BE Aerospace, Inc., Sr. Sub. Notes 8.875%, 05/01/11	131,406
Caa1	125	K & F Acquisition, Inc., Gtd. Notes, PIK 7.75%, 11/15/14	127,187
B1	125	Sequa Corp., Sr. Notes 8.875%, 04/01/08	132,500
Caa1	40	Standard Aero Holdings Inc., Sr. Sub. Notes 8.25%, 09/01/14	32,600

			423,693

Agriculture
Ba2	100	Smithfield Foods, Inc., Sr. Notes 8.00%, 10/15/09	105,000

Airlines
Ba2	39	Continental Airlines, Inc., Pass Thru Certs. 6.748%, 03/15/17	33,651
B3	19	9.50%, 10/15/13	13,715

			47,366

Automobile Manufacturers 0.2%
A3	600	DaimlerChrysler NA Holding Co., Notes 4.99%, 05/24/06(f)	600,619
A3	400	DaimlerChrysler NA Holding Corp. 4.70%, 03/07/07(f)	400,103
A3	100	5.30%, 08/08/06(f)	100,392

			1,101,114

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Automotive Parts 0.1%
Caa2		$ 63	Affinia Group, Inc., Sr. Sub. Notes 9.00%, 11/30/14	$52,290
Caa1		125	Delco Remy International, Inc., Sr. Sub. Notes 9.375%, 04/15/12	43,750
B3		125	Goodyear Tire & Rubber Co., Notes 7.857%, 08/15/11	121,875
B3		125	Goodyear Tire & Rubber Co. , Sr. Notes 9.00%, 07/01/15	125,000
B3		50	Tenneco Automotive, Inc., Co. Gtd. 8.625%, 11/15/14	50,250
Ba3		59	TRW Automotive, Inc., Sr. Notes 9.375%, 02/15/13	64,163

				457,328

Building Materials—Fixtures and Fittings 0.1%
B3		125	Goodman Global Holding Co., Inc., Sr. Notes 7.491%, 06/15/12(f)	125,469
Caa1		188	Goodman Global Holding Co., Inc., Sr. Sub Notes, 144A 7.875%, 12/15/12	177,660
B3	EUR	125	Grohe Holding Gmbh, Gtd. Notes (Germany) 8.625%, 10/01/14	144,300
Caa1		125	Nortek, Inc., Sr. Sub. Notes 8.50%, 09/01/14	121,562
Caa1		63	Panolam Industries International, Inc., Sr. Sub Notes 10.75%, 10/01/13	59,692

				628,683

Capital Goods—Others 0.1%
Caa1		63	Mueller Group, Inc., Sr. Sub. Notes 10.00%, 05/01/12	66,780
Ba3		125	Navistar International Corp., Sr. Notes 6.25%, 03/01/12	116,875
B3		150	Rexnord Corp., Gtd. Notes 10.125%, 12/15/12	162,375

				346,030

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Chemicals 0.5%
B3		$ 75	Borden U.S. Finance Corp. / Nova Scotia Sec’d Notes(g) 9.00%, 07/15/14	$76,125
Caa2		125	Cystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09) 10.50%(v), 10/01/14	92,500
B2		150	Equistar Chemicals LP, Gtd. Notes 10.125%, 09/01/08	163,500
Ba1		200	Hercules, Inc., Debs. Notes 6.60%, 08/01/27	203,750
B3		15	Huntsman ICI Chemicals, Gtd. Notes 10.125%, 07/01/09	15,506
B2		125	Huntsman International LLC, Gtd. Notes 9.875%, 03/01/09	131,250
Caa1		125	KRATON Polymers LLC, Sr. Sub. Notes 144A 8.125%, 01/15/14	120,625
Ba3		50	IMC Global, Inc., Debs. Notes 10.875%, 06/01/08	55,500
Ba3		50	IMC Global, Inc., Gtd. Notes 11.25%, 06/01/11	53,750
Ba3		175	IMC Global, Inc., Sr. Notes 10.875%, 08/01/13	201,250
B2		125	Ineos Group Holdings, PLC., Notes (United Kingdom) 8.50%, 02/15/16	125,000
B1		100	ISP Chemco Co.,Gtd. Notes 10.25%, 07/01/11	107,000
B1		71	Lyondell Chemical Co., Gtd. Notes 9.50%, 12/15/08	74,461
B2		125	Nell AF SARL, Sr. Notes 144A (Luxembourg) 8.375%, 08/15/15	124,844
B3		75	PQ Corp., Co. Gtd. Notes 144A 7.50%, 02/15/13	70,688
B3		130	Rhodia SA, Sr. Notes (France) 10.25%, 06/01/10	143,975
Caa1		74	Rhodia SA, Sr. Sub. Notes (France) 8.875%, 06/01/11	75,480
B3	EUR	125	Rockwood Specialties Group, Inc., Gtd. Notes 7.625%, 11/15/14	157,970
B3		90	Rockwood Specialties, Inc., Sr. Sub. Notes 10.625%, 05/15/11	98,325

				2,091,499

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Conglomerates 0.1%
B3	$100	Blount, Inc., Sr. Sub. Notes 8.875%, 08/01/12	$105,000
B3	40	Invensys PLC, Sr. Notes 144A (United Kingdom) 9.875%, 03/15/11	41,000
B2	127	Manitowoc Co., Gtd. Notes 10.50%, 08/01/12	140,970

			286,970

Consumer Products & Services 0.1%
A3	500	Clorox Co., Notes 4.614%, 12/14/07	500,905
B3	62	Affinion Group Inc., Gtd. Notes(g) 10.125%, 10/15/13	59,210
Caa1	125	Spectrum Brands, Inc., Co. Gtd. 7.375%, 02/01/15	102,812

			662,927

Consumer Products—Industrial 0.1%
B3	125	Aearo Co., Inc., Sr. Sub. Notes 8.25%, 04/15/12	127,500
Caa1	100	Johnson Diversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07) 10.67%(v), 05/15/13	84,000
B3	55	Johnson Diversified, Inc., Gtd. Notes 9.625%, 05/15/12	55,825

			267,325

Consumer Products—Non Durable 0.1%
Ba3	125	Church & Dwight Co. Inc., Gtd Notes 6.00%, 12/15/12	122,812
Caa2	125	Playtex Products, Inc., Gtd. Notes 9.375%, 06/01/11	131,406

			254,218

Defense 0.1%
B2	85	Alliant Techsystems, Inc., Gtd. Notes 8.50%, 05/15/11	89,250
Ba3	125	L-3 Communications Corp., Gtd. Notes 6.375%, 10/15/15	124,375
Ba3	125	L-3 Communications Corp., Sr. Sub. Notes 7.625%, 06/15/12	130,937

			344,562

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Electric
B1	$175	Texas Genco LLC Financing Corp., Sr. Notes 6.875%, 12/15/14	$189,437

Energy—Coal
B1	62	Massey Energy Co., Sr. Notes 6.875%, 12/15/13	62,543
Ba3	50	Arch Western Finance LLC, Sr. Notes 6.75%, 07/01/13	50,500

			113,043

Energy—Exploration & Production 0.2%
Ba2	175	Chesapeake Energy Corp., Sr. Notes 6.375%, 06/15/15	174,562
Ba2	125	Chesapeake Energy Corp., Sr. Notes 6.875%, 01/15/16	127,500
B3	275	El Paso Production Holding Co., Gtd. Notes 7.75%, 06/01/13	290,812
B2	50	Encore Acquisition Co., Sr. Sub. Notes 6.25%, 04/15/14	48,750
Ba3	40	Forest Oil Corp., Sr. Notes 8.00%, 12/15/11	43,800
Ba3	7	Magnum Hunter Resources, Inc., Gtd. Notes 9.60%, 03/15/12	7,586
Ba3	50	Newfield Exploration Co., Sr. Sub. Notes 8.375%, 08/15/12	53,750
B2	145	Stone Energy Corp., Sr. Sub. Notes 8.25%, 12/15/11	149,350
Ba3	75	Vintage Petroleum, Inc., Sr. Notes 8.25%, 05/01/12	80,344

			976,454

Energy—Refining
Baa3	110	Premcor Refining Group Inc., Gtd. Notes 6.75%, 05/01/14	114,993

See Notes to Financial Statements.

42	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Energy—Services
B3	$75	Hanover Compressor Co., Gtd. Notes 8.625%, 12/15/10	$79,687
B2	50	Hanover Equipment Trust, Sr. Notes 8.75%, 09/01/11	52,688
Ba2	25	Pride International, Inc., Sr. Notes 7.375%, 07/15/14	26,875

			159,250

Entertainment & Leisure 0.2%
B2	75	AMC Entertainment, Inc., Gtd. Notes 8.625%, 08/15/12	77,625
Baa3	600	Harrah’s Operating Co., Inc., Notes 4.90%, 02/08/08	600,850
B1	75	Intrawest Corp., Sr. Notes (Canada) 7.50%, 10/15/13	76,875
Caa1	25	Six Flags Inc., Sr. Notes 9.625%, 06/01/14	25,438
B3	75	Universal City Florida, Holding Co., Sr. Notes 8.375%, 05/01/10	75,188
B3	125	Warner Music Group, Sr. Sub. Notes 7.375%, 04/15/14	124,687

			980,663

Environmental 0.1%
B2	50	Allied Waste North America, Inc., Sr. Notes 7.875%, 04/15/13	51,875
B2	55	Allied Waste North America, Inc., Sr. Notes, Series. B 6.50%, 11/15/10	54,588
B2	165	8.50%, 12/01/08	173,456

			279,919

Finance 0.2%
B1	63	E*trade Financial Corp.,Sr. Notes 7.375%, 09/15/13	64,260
		General Motors Acceptance Corp., Notes
Ba1	62	6.75%, 12/01/14	58,760
Ba1	625	6.875%, 09/15/11	596,707
Ba1	63	8.00%, 11/01/31	64,237

			783,964

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Financial—Bank & Trust 0.1%
NR		$ 237	BankTrust Mortgage Trust, Class G 5.70%, 12/01/23	$191,091
Aa2		400	HSBC Bank USA NA, Sr. Notes 4.57%, 09/21/07	400,626

				591,717

Financial Institutions 0.1%
Baa3		463	Ford Motor Credit Corp., Notes 7.25%, 10/25/11	424,784

Financial Services 0.1%
Ba1		100	Ford Motor Co., Notes 7.45%, 07/16/31	73,750
Aaa		JPY 36,000	General Electric Capital Corp., Sr. Unsec’d. Notes (Japan) 1.40%, 11/02/06	309,908

				383,658

Food 0.1%
B3		17	Agrilink Foods, Inc., Gtd. Notes 11.875%, 11/01/08	17,340
B2		38	Dole Foods Co., Inc., Sr. Notes 8.625%, 05/01/09	38,807
B2		55	8.875%, 03/15/11	55,756
B3		62	Pinnacle Foods Holding Co., Sr. Sub. Notes 8.25%, 12/01/13	59,675
B3	EUR	125	United Biscuits, Co., Gtd. Notes (United Kingdom) 10.625%, 04/15/11	161,768

				333,346

Gaming 0.4%
B1		205	Boyd Gaming Corp., Sr. Sub. Notes 8.75%, 04/15/12	219,862
B2	EUR	63	Codere Finance SA, Sr. Notes (Luxembourg) 144A 8.25%, 06/15/15	81,722
B2		75	Isle of Capri Casinos, Inc., Sr. Sub. Notes 7.00%, 03/01/14	73,594
B2		125	Kerzner International Ltd., Sr. Sub Notes 6.75%, 10/01/15	121,875

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Ba2		$ 250	MGM Mirage, Inc., Gtd. Notes 6.625%, 07/15/15	$251,250
Ba2		145	9.75%, 06/01/07	152,250
Ba2		290	MGM Mirage, Inc., Notes 6.00%, 10/01/09	288,550
Ba3		110	Mohegan Tribal Gaming Authority, Sr. Sub. Notes 8.00%, 04/01/12	115,912
Ba1		30	Park Place Entertainment Corp., Sr. Sub. Notes 9.375%, 02/15/07	31,163
Ba1		125	Park Place Entertainment Corp., Sr. Sub. Notes 7.875%, 03/15/10	134,219
Ba1		60	8.125%, 05/15/11	66,150
B3		50	Penn National Gaming, Inc., Sr. Sub. Notes 6.75%, 03/01/15	49,875
B1		63	Seneca Gaming Corp., Sr. Notes 7.25%, 05/01/12	63,788
Ba3		250	Station Casinos, Inc., Sr. Sub. Notes 6.875%, 03/01/16	254,062
B2		132	Wynn Las Vegas LLC, Notes 6.625%, 12/01/14	128,535

				2,032,807

Health Care—Medical Products
Caa1		125	VWR International, Inc., Sr. Sub. Notes 8.00%, 04/15/14	123,906

Health Care—Pharma 0.1%
B2		125	Biovail Corp., Sr. Sub. Notes (Canada) 7.875%, 04/01/10	129,219
B3		25	Elan Finance PLC, Sr. Notes (Ireland) 7.75%, 11/15/11	23,594
Ba1		63	Mylan Laboratories Inc., Gtd. Notes 6.375%, 08/15/15	63,945
NR	EUR	63	Nycomed ASA, Sr. Notes (Denmark) 11.75%, 09/15/13	81,339
Caa1		125	Warner Chilcott Corp., Sr. Sub. Notes 8.75%, 02/01/15	122,500

				420,597

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Health Care—Services 0.3%
Caa1	$62	Accellant, Inc., Gtd. Notes 10.50%, 12/01/13	$64,790
B3	25	Alliance Imaging, Inc., Sr. Sub. Notes 7.25%, 12/15/12	20,438
Ba2	125	Amerisourcebergen, Corp., Notes 5.625%, 09/15/12	125,313
B3	100	Concentra Operating Corp., Sr. Sub. Notes 9.125%, 06/01/12	103,750
Ba1	50	Coventry Health Care, Inc., Sr. Notes 8.125%, 02/15/12	53,000
Ba2	50	HCA, Inc., Notes 5.50%, 12/01/09	49,296
Ba2	125	6.375%, 01/15/15	124,792
Ba2	50	HCA, Inc., Debs. 7.50%, 12/15/23	50,062
Ba2	55	9.00%, 12/15/14	63,232
Ba2	50	HCA, Inc., Sr. Unsec’d Notes 8.36%, 04/15/24	54,035
B3	70	Iasis Healthcare LLC, Sr. Sub. Notes 8.75%, 06/15/14	71,662
B1	25	Omega Healthcare Investors, Inc., Sr. Notes 7.00%, 04/01/14	25,375
B3	50	Select Medical Corp., Gtd. Notes 7.625%, 02/01/15	44,500
Ba2	80	Senior Housing Properties Trust, Sr. Notes 8.625%, 01/15/12	87,800
B3	65	Tenet Healthcare Corp., Sr. Notes 6.375%, 12/01/11	58,338
B3	40	6.50%, 06/01/12	35,800
B3	75	Tenet Healthcare Corp., Sr. Notes 144A 9.25%, 02/01/15	73,500
Caa1	75	Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes 9.00%, 10/01/14	79,125
Ba3	120	Ventas Realty LP Ventas Capital Corp., Sr. Notes 9.00%, 05/01/12	136,950

			1,321,758

See Notes to Financial Statements.

46	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Home Construction 0.1%
Ba1	$115	D.R. Horton, Inc., Sr. Notes 7.875%, 08/15/11	$124,361
Ba1	25	K Hovnanian Enterprises, Inc. Co. Gtd. 6.25%, 01/15/15	23,626
Ba2	95	KB Home, Sr. Sub. Notes 8.625%, 12/15/08	101,192
Ba3	125	Meritage Homes Corp., Sr. Notes 6.25%, 03/15/15	114,375

			363,554

Lodging 0.2%
Ba3	13	HMH Properties, Inc., Gtd. Notes, Series B 7.875%, 08/01/08	13,130
Ba3	50	Host Marriott Corp., Gtd. Notes 9.25%, 10/01/07	53,000
Ba3	75	Host Marriott L.P. Sr. Notes 7.00%, 08/15/12	76,688
Ba3	185	Host Marriott L.P., Gtd. Notes 9.50%, 01/15/07	191,706
Ba3	45	Host Marriott, L.P. Sr. Notes 7.125%, 11/01/13	46,294
Ba1	200	ITT Corp., Debs. 7.375%, 11/15/15	217,000
Ba1	125	Royal Caribbean Cruises Ltd., Sr. Notes (Liberia) 8.00%, 05/15/10	135,952
Ba1	25	Royal Caribbean Cruises Ltd., Deb. (Liberia) 7.50%, 10/15/27	27,189
Ba1	70	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes 7.875%, 05/01/12	76,650

			837,609

Machinery
Caa1	170	Terex Corp., Gtd. Notes 10.375%, 04/01/11	179,775

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Media
Ba2	$48	DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes 8.375%, 03/15/13	$51,480
Ba3	125	Echostar DBS Corp Sr. Notes 144A 6.625%, 10/01/14	121,250

			172,730

Media—Broadcasting & Radio
B2	125	Emmis Operating Co., Sr. Sub. Notes 6.875%, 05/15/12	121,875
B1	63	Lin Television Corp., Gtd. Notes 6.50%, 05/15/13	59,535

			181,410

Media—Cable 0.1%
NR	50	Callahan Nordrhein-Westfalen Gmbh. Sr. Disc. Notes(b)(g) (Germany) 16.00%, 07/15/10	5
Caa1	125	Charter Communications Holdings II, Sr. Notes 10.25%, 09/15/10	122,969
Ca	129	Charter Communications LLC., Sr. Notes Zero Coupon (until 05/15/06)(g) 11.75%(v), 05/15/14	65,790
B1	20	CSC Holdings, Inc., 7.875%, 12/15/07	20,300
B1	75	CSC Holdings, Inc., Sr. Notes 7.25%, 07/15/08	75,187
B1	75	CSC Holdings, Inc., Sr. Notes 144A(g) 7.00%, 04/15/12	71,625
B2	65	Kabel Deutschland Gmbh., Gtd. Notes (Germany) 10.625%, 07/01/14	68,250

			424,126

Media—Diversified
B2	63	Quebecor Media, Sr. Notes (Canada) 7.75%, 03/15/16	64,260

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Metals 0.2%
B1		$60	AK Steel Corp., Gtd. Notes 7.75%, 06/15/12	$58,500
B1		100	7.875%, 02/15/09	98,500
Ba1		110	Ispat Inland ULC, Sec’d. Notes (Canada) 9.75%, 04/01/14	126,500
B2	EUR	63	Kloeckner Investment SCA, Sr. Notes (Germany) 10.50%, 05/15/15	88,995
B1		125	Novelis, Inc. Sr. Notes (Canada) 7.25%, 02/15/15	118,125
Ba3		50	Oregon Steel Mills, Inc., Gtd. Notes 10.00%, 07/15/09	53,125
Ba2		125	United States Steel Corp. LLC, Sr. Notes 10.75%, 08/01/08	138,750

				682,495

Mining
Caa1		54	OM Group, Inc., Gtd. Notes 9.25%, 12/15/11	54,000

Oil, Gas & Consumable Fuels 0.1%
Baa1		250	Pemex Project Funding Master Trust, Gtd. Notes 9.50%, 03/30/18	315,625

Packaging 0.2%
B1		125	Crown Americas, Inc., Sr. Notes 7.75%, 11/15/15	129,688
Caa1		63	Graham Packaging Co., Gtd. Notes 8.50%, 10/15/12	63,315
Caa2		175	Graham Packaging Co., Sub. Notes 144A 9.875%, 10/15/14	173,250
B3		125	Graham Packaging International Corp., Sr. Sub. Notes 9.50%, 08/15/13	117,500
B2		EUR 150	Impress Group BV, Sr. Notes (Netherlands) 10.50%, 05/25/07	191,022
B1		250	Owens Brockway Glass Container, Inc. Sec’d. Notes 8.75%, 11/15/12	268,750
B2		62	Plastipak Holdings Inc., Sr. Notes 8.50%, 12/15/15	63,550

				1,007,075

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Paper 0.2%
Ba3		$ 150	Abitibi-Consolidated, Inc., Notes (Canada) 5.25%, 06/20/08	$142,125
B2		25	Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada) 6.75%, 03/15/14	21,688
B2		63	Ainsworth Lumber Co. Ltd., Sr. Notes (Canada) 7.25%, 10/01/12	57,330
B2		100	Cellu Tissue Holdings, Inc., Sec’d Notes 9.75%, 03/15/10	98,500
Ba2		100	Georgia-Pacific Corp., Notes 7.50%, 05/15/06	100,250
Ba2		45	8.125%, 05/15/11	45,788
Ba2		80	8.875%, 05/15/31	82,400
B2		125	Jefferson Smurfit Corp., Gtd. Notes 7.50%, 06/01/13	113,437
B2		25	8.25%, 10/01/12	23,750
B3		125	JSG Funding PLC, Sr. Notes (Ireland) 9.625%, 10/01/12	129,063
Caa2	EUR	63	JSG Holding PLC., Sr. Notes (Ireland) 11.50%, 10/01/15	73,780
Caa1		25	Mercer International, Inc., Sr. Notes 9.25%, 02/15/13	21,250
B2		100	Millar Western Forest Products Ltd., Sr. Notes (Canada) 7.75%, 11/15/13	70,500

				979,861

Printing
Caa1		70	Vertis, Inc., Gtd. Notes, Series B 10.875%, 06/15/09	68,600

Publishing 0.2%
B2		134	Dex Media East LLC, Gtd. Notes 12.125%, 11/15/12	155,105
B2		147	Dex Media West Finance, Sr. Sub. Notes 9.875%, 08/15/13	162,251
Caa1		125	Houghton Mifflin Co., Sr. Sub. Notes 9.875%, 02/01/13	135,000

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

B3	EUR	$ 125	Lighthouse International Co. SA, Sr. Notes (Luxembourg) 8.00%, 04/30/14	$163,666
B2		100	Medianews Group, Inc., Sr. Sub. Notes 6.875%, 10/01/13	94,000
Caa1	EUR	250	WDAC Subsidiary Corp., Sr. Notes 8.50%, 12/01/14	305,308

				1,015,330

Restaurants
B2		125	Landry’s Restaurants, Inc., Gtd. Notes 7.50%, 12/15/14	118,125

Retailers
Ba2		25	Autonation, Inc., Sr. Notes 9.00%, 08/01/08	26,844
B2		62	Neiman Marcus Group, Inc., Sr. Unsec`d. Notes 144A 9.00%, 10/15/15	64,325

				91,169

Retailers—Food & Drug
Ba2		25	Ahold Finance USA, Inc., Sr. Notes 8.25%, 07/15/10	27,000
B3		90	Jean Coutu PJC, Inc. Sr. Sub. Notes (Canada) 8.50%, 08/01/14	85,725

				112,725

Services Cyclical—Business Services
Caa3		40	Great Lakes Dredge & Dock Corp., Sr. Sub. Notes 7.75%, 12/15/13	35,650
Caa1		75	Iron Mountain, Inc., Gtd. Notes 8.625%, 04/01/13	78,187

				113,837

Services Cyclical—Distribution/Logistical 0.1%
Caa1	EUR	250	Ray Acquisition SCA. Sr. Sub. Notes (France) 144A 9.375%, 03/15/15	323,535

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	51

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Services Cyclical—Rental Equipment 0.1%
B1	$250	Hertz Corp., Sr. Sub. Notes 8.875%, 01/01/14	$258,125
B3	63	10.50%, 01/01/16	65,835
Caa1	50	United Rentals NA, Inc., Sr. Sub. Notes 144A 7.75%, 11/15/13	49,500
B3	25	United Rentals North America, Inc., Sr. Sub. Notes 6.50%, 02/15/12	24,625

			398,085

Technology
Ba2	115	Sanmina - SCI Corp., Gtd. Notes 10.375%, 01/15/10	126,069

Technology—Hardware 0.1%
B3	31	Avago Technologies Financial, Sr. Notes 10.125%, 12/01/13	31,775
Ba2	75	Flextronics International Ltd., (Singapore) Sr. Sub. Notes 6.25%, 11/15/14	73,125
Ba2	100	Xerox Corp., Sr. Notes 7.625%, 06/15/13	106,250

			211,150

Technology—Software/Services 0.1%
B3	125	Sungard Data Systems Inc., Sr. Unsec’d. Notes 9.125%, 08/15/13	130,000
B3	250	UGS Corp., Gtd. Notes 10.00%, 06/01/12	275,000

			405,000

Telecommunications 0.2%
Ba1	86	AT&T Corp., Sr. Notes 9.05%, 11/15/11	94,772
B3	50	Cincinnati Bell, Inc., Sr. Sub. Notes 8.375%, 01/15/14	49,125
Ba3	250	Citizens Communications Co., Notes 9.25%, 05/15/11	275,000
Ba3	85	Sr. Notes 6.25%, 01/15/13	82,450

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

B1	$55	Eircom Funding, Gtd. Notes (Ireland) 8.25%, 08/15/13	$58,575
Caa2	125	Qwest Capital Funding, Gtd. Notes 7.00%, 08/03/09	125,938
Ba3	225	Qwest Corp., Sr. Notes 7.875%, 09/01/11	237,937

			923,797

Telecommunications—Cellular 0.3%
Caa1	125	Alamosa Delaware, Inc., Sr. Notes 8.50%, 01/31/12	135,469
Caa1	100	11.00%, 07/31/10	112,000
B1	125	American Tower Corp., Sr. Notes 7.50%, 05/01/12	130,938
B3	125	Centennial Communications Corp., Notes 8.125%, 02/01/14	127,188
B1	25	Dobson Cellular Systems, Sec’d Notes 8.443%, 11/01/11	26,000
Caa2	125	Dobson Communications Corp., Sr. Notes 8.875%, 10/01/13	125,938
		MCI Inc., Sr. Notes(f)
B2	70	6.908%, 05/01/07	70,700
NR	101	7.688%, 05/01/09	104,156
B3	40	Nortel Networks Corp., Gtd. Notes (Canada) 4.25%, 09/01/08	37,950
NR	25	Nortel Networks Ltd., Notes (Canada) 6.125%, 02/15/06	25,000
B2	25	Rogers Wireless Inc., Sr. Sub. Notes (Canada) 8.00%, 12/15/12	26,500
Ba3	25	Rogers Wireless, Inc., Sec’d. Notes (Canada) 7.50%, 03/15/15	27,125
Ba3	65	9.625%, 05/01/11	75,075
B2	25	U.S. Unwired, Inc., Series B, Sec’d. Notes(f) 8.741%, 06/15/10	25,750
B3	125	Wind Acquistion Finance SA, Co. Gtd. (Luxembourg) 10.75%, 12/01/15	133,281

			1,183,070

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	53

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Telecommunications—Satellites 0.1%
B2	$150	Intelsat Bermuda Ltd., Sr. Notes 144A (Bermuda) 8.25%, 01/15/13	$149,625
B1	125	Panamsat Corp., Gtd. Notes 9.00%, 08/15/14	131,406

			281,031

Textiles & Apparel 0.1%
Caa2	90	Levi Strauss & Co., Gtd. Notes 12.25%, 12/15/12	102,150
Caa1	75	Propex Fabrics, Inc. Gtd. Notes 10.00%, 12/01/12	66,750
B1	125	Quicksilver, Inc., Gtd. Notes 6.875%, 04/15/15	120,000

			288,900

Tobacco
B2	63	Alliance One International Inc., Notes 144A 11.00%, 05/15/12	57,330

Transportation
Ba3	75	Stena AB, Sr. Notes (Sweden) 144A 7.50%, 11/01/13	73,125
B2	63	Progress Rail Services Corp Progress Metal Reclamation Co., Sr. Notes 7.75%, 04/01/12	64,260

			137,385

Utilities 0.1%
B1	125	Legrand Holding SA, Sr. Unsec’d. Notes (France) 10.50%, 02/15/13	143,750
Ba1	300	PPL Capital Funding, Inc., Trust I, Co. Gtd. 7.29%, 05/18/06	301,293

			445,043

Utilities—Distribution 0.1%
B1	50	Inergy LP Inergy Finance Corp., Sr. Notes 6.875%, 12/15/14	47,125

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

B1	$125	Suburban Propane Partners L.P., Sr. Notes 6.875%, 12/15/13	$119,062
B3	55	Transmontaigne, Inc., Sr. Sub. Notes 9.125%, 06/01/10	56,100

			222,287

Utilities—Electric 0.4%
B1	175	AES Corp., Sr. Notes, Pass-Thru Certs. 9.375%, 09/15/10	191,187
Ba1	162	AES Eastern Energy LP, Pass-Thru Certificates, Series 99-A 9.00%, 01/02/17	182,984
Ba3	30	Allegheny Energy Supply Co. LLC, Notes 144A(g) 8.25%, 04/15/12	33,300
D(e)	125	Calpine Corp., Sec’d. Notes(b)(g) 8.75%, 07/15/13	111,250
		CMS Energy Corp., Sr. Notes
B1	60	8.50%, 04/15/11	65,175
B1	140	7.50%, 01/15/09	144,200
B3	10	Dynegy Holdings, Inc., Sec’d. Notes 9.875%, 07/15/10	10,950
B3	130	10.125%, 07/15/13	146,738
B1	130	Edison Mission Energy, Sr. Notes 7.73%, 06/15/09	133,575
Ba2	47	Homer City Funding LLC, Gtd. Notes 8.137%, 10/01/19	51,465
B1	13	Midwest Generation LLC, Pass-Thru Certificates, Series B 8.56%, 01/02/16	14,555
B1	30	Midwest Generation LLC, Pass-Thru Certificates, Series A 8.30%, 07/02/09	31,050
B1	125	Midwest Generation LLC, Sec’d Notes 8.75%, 05/01/34	136,875
B1	125	Mirant North America LLC, Sr. Notes, 144A 7.375%, 12/31/13	127,187
B2	30	Mission Energy Holding Co., Sec’d. Notes 13.50%, 07/15/08	34,650
Ba1	80	Nevada Power Co., Notes 6.50%, 04/15/12	82,000
Ba1	6	10.875%, 10/15/09	6,518
B1	125	NRG Energy, Inc., Sr. Notes 7.375%, 02/01/16	127,188

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	55

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

B1	$85	NRG Energy, Inc., Gtd. Notes 8.00%, 12/15/13	$94,775
B2	115	Orion Power Holdings, Inc., Sr. Notes 12.00%, 05/01/10	131,100
B1	65	Reliant Energy, Inc., Sec’d. Notes 9.50%, 07/15/13	64,350
B1	60	Sierra Pacific Resources, Sr. Notes 8.625%, 03/15/14	65,297

			1,986,369

Utilities—Pipelines 0.3%
Caa1	125	El Paso Corp., Notes 7.875%, 06/15/12	132,187
Caa1	375	El Paso Corp., Sr. Notes 7.80%, 08/01/31	393,750
B1	125	El Paso Natural Gas Co., Notes 8.375%, 06/15/32	145,771
Ba2	75	Pacific Energy Partners LP, Sr. Notes, 144A 7.125%, 06/15/14	78,000
B1	50	Southern Natural Gas Co., Notes 8.875%, 03/15/10	53,488
B1	155	Tennessee Gas Pipeline Co., Debs. 7.00%, 03/15/27-10/15/2028	160,842
B1	155	Tennessee Gas Pipeline Co., Debs. 7.625%, 04/01/37	168,115
B1	175	Williams Cos, Inc., Sr. Notes 7.125%, 09/01/11	182,437
B1	95	Williams Cos., Inc., Notes 8.125%, 03/15/12	103,906
B1	125	Williams Cos., Inc., Sr. Notes 7.625%, 07/15/19	136,875

			1,555,371

		Total corporate bonds	31,573,739

FOREIGN GOVERNMENT BONDS 0.7%
Ba3	50	Federal Republic of Brazil (Brazil) 8.875%, 10/14/19-04/15/2024	57,662
B1	60	Rebublic of Brazil (Brazil) 8.25%, 01/20/34	66,420
B1	70	Republic of Brazil (Brazil) 10.00%, 08/07/11	82,600
B1	750	11.00%, 01/11/12-08/17/2040	949,725

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Aa2	JPY	54,000	Republic of Italy (Italy) 3.80%, 03/27/08	$494,088
Ba1		$ 120	Republic of Panama (Panama) 9.625%, 02/08/11	141,000
Baa3		850	Russian Government International Bond 5.00%, 03/31/30	949,790
Aaa	GBP	200	United Kingdom Treasury Bonds 5.75%, 12/07/09	373,948

			Total foreign government bonds	3,115,233

MUNICIPAL BONDS 0.8%
Aa1		400	Florida State Board of Education, General Obligation Unlimited 5.00%, 06/01/32	413,792
Aaa		200	Georgia State Road & Tollway Authority Revenue Bonds 5.00%, 03/01/21	211,772
Baa3		250	Golden State Tobacco Securitization Corp., Series 2003-A-1, Revenue Bonds 6.25%, 06/01/33	272,972
Aaa		250	Massachusetts State Water Resources Authority, Series J, Revenue Bonds 5.00%, 08/01/32	257,120
Aa2		500	Salt River Project Agricultural Improvement & Power District Electric Systems, Revenue Bonds 4.75%, 01/01/32	503,790
Aaa		400	San Antonio Texas Water, Revenue Bonds 5.00%, 05/15/25	418,604
Aaa		200	South Carolina State Highway, Series B General Obligation Unlimited 5.00%, 04/01/17	212,734
Aaa		600	South Central Regional Water Authority Water System, Revenue Bonds 5.00%, 08/01/26	631,824
Baa3		300	Tobacco Settlement Financing Corp., Revenue Bonds 6.00%, 06/01/37	316,923
Baa3		250	6.375%, 06/01/32	274,240

			Total Municipal Bonds	3,513,771

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	57

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 14.6%
$ 575	Federal Home Loan Mortgage Corp. 4.41%, 09/01/35(f)	$567,831
627	6.00%, 08/01/06-09/01/2022	638,724
9,761	Federal National Mortgage Assoc. 4.00%, 05/01/19-01/01/2020	9,302,363
598	4.50%, 09/01/35	561,266
119	4.527%, 05/01/36(f)	119,801
401	4.707%, 12/01/34(f)	397,846
129	5.00%, 02/01/19	127,452
183	5.436%, 09/01/34(f)	183,212
55,951	5.50%, 07/01/14-12/01/2035	55,382,677
61	6.00%, 03/01/17	62,234
44	Government National Mortgage Assoc. 4.125%, 10/20/27-11/20/2029(f)	44,570
65	4.50%, 08/15/33	62,656
11	4.75%, 09/20/22(f)	11,274
190	5.50%, 01/15/32	191,165
20	8.50%, 05/20/30-04/20/2031	20,643

	Total U.S. Government mortgage backed obligations	67,673,714

U.S. TREASURY OBLIGATIONS 6.6%
3,000	United States Inflation Index Bonds 0.875%, 04/15/10	2,999,747
100	2.00%, 01/15/26	99,404
800	United States Treasury Bonds 3.125%, 01/31/07	788,531
200	3.875%, 05/15/10	195,078
1,000	4.00%, 03/15/10	981,339
9,200	4.25%, 11/15/14	8,999,827
100	6.625%, 02/15/27	124,848
100	8.125%, 08/15/19	133,914
1,350	9.00%, 11/15/18	1,906,137
1,100	United States Treasury Notes 3.375%, 09/15/09-10/15/2009	1,058,961
4,300	3.50%, 02/15/10	4,140,599
2,900	3.625%, 07/15/09-01/15/2010	2,818,290
700	3.875%, 09/15/10	681,652
2,100	4.00%, 04/15/10	2,059,067
1,800	4.25%, 10/15/10-08/15/2014	1,764,383
750	6.50%, 11/15/26	922,559
1,550	United States Treasury Strips, P/O 11/15/16-02/15/2022	764,764

	Total U.S. Treasury obligations	30,439,100

See Notes to Financial Statements.

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Units	Description	Value (Note 1)

WARRANTS(a)
150,000	Gentek Escrow Bond, expires 11/10/33	—
1,525	McLeodUSA, Inc., expires 04/16/07	$2

	Total warrants	2

Shares
REGISTERED INVESTMENT COMPANY 0.3%

Capital Markets 0.3%
39,800	Korea Fund, Inc. (The)	1,584,040

	Total Long-Term Investments (cost $402,123,383)	447,033,060

Contracts/ Notional Amount (000)#

SHORT-TERM INVESTMENTS 9.1%

OUTSTANDING OPTIONS PURCHASED(a)

Call Options
130	Euro Futures, expiring 03/13/06 @ 95.25	650
270	Eurodollar Futures, expiring 06/19/06 @ 95.25	2,700
140	Interest Rate Swap 3 Month LIBOR, expiring 08/08/06 @ 4.75%	3,580
600,000	Swap Option 3 Month LIBOR, expiring 04/27/09 @ 5.00%	73,278
3,200,000	Swap Option 3 Month LIBOR, expiring 10/12/06 @ 4.25%	2,752
690	Swap Option 3 Month LIBOR, expiring 10/18/06 @ 4.50%	13,165
280	Swap Option 3 Month LIBOR, expiring 10/19/06 @ 4.25%	2,548

		98,673

Put Options
50	Euro Futures, expiring 03/12/06 @ 92.50	313
1,540	Eurodollar Futures, expiring 12/18/06 @ 91.75	962
600,000	Swap Option 3 Month LIBOR expiring 04/27/09 @ 6.25%	19,280

		20,555

	Total Outstanding Options Purchased	119,228

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	59

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#		Description	Value (Note 1)

	U.S. TREASURY OBLIGATIONS 0.1%(d)
	$ 145	United States Treasury Bills 3.83%, 03/16/06(c)	$144,279
	70	3.871%, 03/16/06(c)	69,652
	170	4.117%, 03/16/06(c)	169,154

		Total U.S. Treasury obligations	383,085

	FOREIGN GOVERNMENT SECURITIES 3.0%
EUR	2,700	Dutch Treasury Certificate (Netherlands)(c) 2.33%, 02/28/06	3,275,572
EUR	4,120	France Discount Treasury Bill (France)(c) 2.37%, 03/23/06	4,990,420
EUR	2,340	France Discount Treasury Bill Government (France)(c) 2.55%, 07/20/06	2,838,346
EUR	2,500	German Treasury Bill (Germany) 2.51%, 06/14/06	3,010,396

		Total Foreign Government Securities	14,114,734

Shares
	MUTUAL FUND 6.0%
	27,631,118	Dryden Core Investment Fund— Taxable Money Market Series(w)	27,631,118

		Total short-term investments (cost $42,122,938)	42,248,165

		Total Investments, Before Outstanding Options Written and Securities Sold Short 105.6% (cost $444,246,321; Note 5)	489,281,225

	SECURITIES SOLD SHORT(a) (4.6)%

	U.S. Government and Agency Securities (4.6)%
	2,000	Federal National Mortgage Assoc. Zero Coupon, TBA	(1,977,656)
		United States Treasury Notes
	800	3.375%, 09/15/09	(770,250)
	4,300	3.50%, 02/15/10	(4,140,599)
	1,500	3.625%, 07/15/09	(1,458,516)
	1,400	4.00%, 04/15/10	(1,372,711)
	10,800	4.25%, 08/15/14-11/15/14	(10,566,390)
	1,000	6.00%, 08/15/09	(1,048,945)

		Total securities sold short (premium received $21,607,977)	(21,335,067)

See Notes to Financial Statements.

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Contracts/ Notional Amount ($000)#	Description	Value (Note 1)

OUTSTANDING OPTIONS WRITTEN(a)

Call Options
13,000,000	Euro Futures, expiring 03/10/06 @ 96.50	$(2,925)
54,000,000	Euro Futures, expiring 06/19/06 @ 95.50	(2,025)
600,000	Swap Option 3 Month LIBOR, expiring 08/08/06 @ 4.78%	(3,812)
1,400,000	Swap Option 3 Month LIBOR, expiring 10/12/06 @ 4.3%	(3,168)
3,000,000	Swap Option 3 Month LIBOR, expiring 10/18/06 @ 4.56%	(14,769)
1,200,000	Swap Option 3 Month LIBOR, expiring 10/19/06 @ 4.31%	(2,933)
1,700,000	Swap Option 3 Month LIBOR, expiring 7/03/06 @ 4%	(302)

	Total call options written (premium received $109,427)	(29,934)

Put Options
1,700,000	Put Swap Option 3 Month LIBOR, expiring 7/03/06 @ 6.00% (premium received $45,730)	(1,136)

	Total outstanding options written (premium received $155,157)	(31,070)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 101.0% (cost $422,483,187; Note 5)	467,915,088
	Liabilities in excess of other assets(i) (1.0)%	(4,538,868)

	Net Assets 100%	$463,376,220

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	61

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

PIK —Payment-in-kind

TBA—To Be Announced

EUR—Euro

GBP—Great British Pounds

JPY —Japanese Yen

NR—Not Rated by Moody’s or Standard & Poor’s

P/O—Principal Only Securities

#	Principal Amount in U.S. Dollars unless otherwise indicated.

The Fund’s current Prospectus contains a descriptions of Moody’s and Standard & Poor’s ratings.

(a)	Non-income producing security.
(b)	Represents issuer in default as interest payments, non-income producing security.
(c)	Percentage quoted represents yield-to-maturity as of purchase date.
(d)	Securities with an aggregate market value of $383,085 have been segregated with the custodian to cover margin requirements for open futures contracts at January 31, 2006.
(e)	S&P rating.
(f)	Floating rate note. The coupon is indexed to a floating interest rate, the rate shown is the rate at January 31, 2006.
(g)	Indicates a security that has been deemed illiquid.
(i)	Includes net unrealized depreciation on futures, foreign currency contracts and swaps of $304,527.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the manager of the Fund, also manages Dryden Core Investment Fund—Taxable Money Market Series.

Open futures contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at January 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions
1	90 Day Euro	Mar. 2007	$237,900	$237,913	$(13)
159	90 Day Euro	Jun. 2006	37,792,313	37,811,963	(19,650)
216	90 Day Euro	Sep. 2006	51,340,500	51,382,325	(41,825)
84	5 year US T-Note	Mar. 2006	8,881,688	8,951,172	(69,484)
38	30 year US T-Bond	Mar. 2006	4,288,063	4,351,001	(62,938)

					$(193,910)

Short Positions
2	Euro-Bond	Mar.2006	$292,682	$294,675	$1,993
35	5 year US T-Note	Mar.2006	3,795,313	3,803,516	8,203

					$10,196

See Notes to Financial Statements.

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Forward foreign currency exchange contracts outstanding at January 31, 2006:

Purchase Contracts
Description	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)
Euros, 3,000,000, Expiring 2/22/06	$3,649,680	$3,649,680	$—
Japanese Yen, 212,720,000, Expiring 2/14/06	1,844,835	1,816,352	(28,483)

	$5,494,515	$5,466,032	$(28,483)

Sales Contracts
Description	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
2,477,000, Expiring 2/22/06	$2,998,503	$3,009,940	$(11,437)
1,500,000, Expiring 4/04/06	1,808,310	1,829,421	(21,111)
1,180,000, Expiring 4/04/06	1,397,120	1,439,145	(42,025)
12,763,000, Expiring 4/28/06	15,724,399	15,587,014	137,385
Japanese Yen,
219,880,000, Expiring 6/01/06	1,908,531	1,903,836	4,695
109,940,000, Expiring 6/01/06	941,275	951,918	(10,643)
Mexican Peso,
21,170,000, Expiring 6/06/06	1,983,881	2,006,294	(22,413)
Pound Sterling,
221,000, Expiring 2/23/06	390,708	393,174	(2,466)
800,000, Expiring 6/05/06	1,382,840	1,424,316	(41,476)

	$28,535,567	$28,545,058	$(9,491)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	63

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Interest rate swap agreements outstanding at January 31, 2006:

The Fund entered into interest rate swap agreements during the six months ended January 31, 2006. Details of the interest rate swap agreements outstanding as of January 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(a)	6/15/2035	USD	700	6.00%	3 Month LIBOR	$89,653
Barclays Capital(b)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	9,602
Barclays Capital(a)	12/15/2014	EUR	1,500	4.00%	6 Month LIBOR	(54,529)
Merrill Lynch & Co.(a)	12/15/2014	EUR	2,900	4.00%	6 Month LIBOR	(106,451)
UBS AG(b)	10/15/2010	EUR	100	2.15%	6 Month LIBOR	778
Merrill Lynch & Co.(a)	6/15/2015	JPY	60,000	1.50%	6 Month LIBOR	6,370
Goldman Sachs(b)	6/21/2008	USD	2,000	5.00%	3 Month LIBOR	927
Bank of America Securities LLC(b)	6/21/2011	USD	1,200	5.00%	3 Month LIBOR	1,304
Goldman Sachs(b)	6/21/2011	USD	600	5.00%	3 Month LIBOR	616
Bank of America Securities LLC(b)	6/21/2016	USD	1,100	5.00%	3 Month LIBOR	3,113
Barclays Capital(a)	6/15/2015	JPY	30,000	1.50%	6 Month LIBOR	3,317

						$(45,300)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

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Credit default swap agreements outstanding at January 31, 2006:

The Fund entered into credit default swap agreements during the six months ended January 31, 2006. Details of the credit default swap agreements outstanding as of January 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(a)	12/20/2008	200	0.26%	Allstate Corp,, 6.125%, 02/15/12	$(864)
UBS AG(a)	12/20/2008	200	0.35%	AutoZone, Inc., 5.875%, 10/15/12	141
Bear Sterns International Ltd.(a)	7/25/2045	2,200	0.54%	Dow Jones CDX IG4 Index	—
Bank of America Securities LLC(b)	6/20/2010	600	0.40%	Dow Jones CDX IG4 Index	(2,109)
Barclays Bank PLC(a)	6/20/2010	400	0.40%	Dow Jones CDX IG4 Index	(1,406)
Bear Sterns International Ltd.(b)	6/20/2010	1,800	0.40%	Dow Jones CDX IG4 Index	(6,326)
Bank of America Securities LLC(a)	12/20/2008	100	0.13%	E.I. DuPont, 6.875%, 10/15/09	12
Citigroup(a)	12/20/2008	100	0.28%	Eaton Corp., 5.75%, 7/15/12	(400)
Barclays Bank PLC(a)	12/20/2008	200	0.16%	Eli Lilly & Co., 6.00%, 3/15/12	(717)
Morgan Stanley & Co.(a)	12/20/2008	100	0.21%	Emerson Electric Co., 6.48%, 10/15/12	(264)
Citigroup(a)	12/20/2008	100	0.29%	FedEx Corp., 7.25%, 2/15/11	(469)
Lehman Brothers(a)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, 12/15/12	(1,902)
Bear Sterns International Ltd.(a)	12/20/2008	100	0.32%	Hewlett Packard Co., 6.50% 7/1/12	(471)
Lehman Brothers(a)	12/20/2008	100	0.12%	Home Depot, Inc. 5.375%, 4/1/06	(114)
Merrill Lynch & Co.(a)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%, 6/1/25	(155)
Lehman Brothers(a)	12/20/2008	100	0.11%	Johnson & Johnson, 3.80%, 5/15/13	(222)
Lehman Brothers(a)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, 12/1/09	(1,176)
Lehman Brothers(a)	12/20/2008	100	0.30%	Masco Corp., 5.875%, 7/15/12	196
Lehman Brothers(a)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, 2/15/11	(1,084)
Lehman Brothers(a)	6/20/2009	500	0.40%	People-s Republic of China, 6.80%, 5/23/11	(4,186)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	65

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(a)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, 5/15/11	$546
Morgan Stanley & Co.(a)	9/20/2010	300	2.70%	Republic of Turkey, 11.875%, 01/15/30	(15,656)
Merrill Lynch & Co.(b)	3/20/2007	400	0.61%	Russian Federation, 2.25%, 03/31/30	1,331
Citigroup(a)	12/20/2008	300	0.14%	Walmart Stores, Inc., 6.875%, 8/10/09	(601)
Barclays Bank PLC(a)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, 3/12/12	(1,551)
Lehman Brothers(a)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, 5/1/10	(92)

					$(37,539)

(a)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(b)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

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The industry classification of portfolio holdings, and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 was as follows:

U.S. Government Mortgage Backed Obligations	14.6%
U.S. Treasury Obligations	6.6
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	3.4
Insurance	3.3
Financial Services	3.1
Financial—Bank & Trust	3.1
Telecommunications	2.5
Health Care—Services	2.2
Retail & Merchandising	2.2
Collateralized Mortgage Obligations	1.9
Aerospace	1.7
Banks	1.7
Chemicals	1.6
Media	1.6
Consumer Products & Services	1.5
Metals & Mining	1.5
Commercial Banks	1.4
Electronic Components	1.4
Medical Supplies & Equipment	1.4
Transportation	1.4
Utilities	1.3
Computer Services & Software	1.2
Biotechnology	1.1
Construction	1.1
Internet Services	1.0
Computer Hardware	0.9
Machinery & Equipment	0.9
Semiconductors	0.9
Municipals Bonds	0.8
Real Estate Investment Trust	0.8
Automobiles	0.7
Commercial Services	0.7
Diversified Telecommunication Services	0.7
Food Products	0.7
Foreign Government Bonds	0.7
Hotels & Motels	0.7
Manufacturing	0.7
Automotive Parts	0.6
Diversified Financial Services	0.6
Retail	0.6
Automobile Manufacturers	0.5
Building Materials	0.5
Gaming	0.5
Hotels, Restaurants, & Leisure	0.5
Thrifts & Mortgage Finance	0.5

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	67

Portfolio of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Beverages	0.4%
Entertainment & Leisure	0.4
Food & Staples Retailing	0.4
Industrial Conglomerates	0.4
Real Estate	0.4
Utilities—Electric	0.4
Capital Markets	0.3
Clothing & Apparel	0.3
Commercial Services & Supplies	0.3
Computers & Peripherals	0.3
Electric Utilities	0.3
Financial—Brokerage	0.3
IT Services	0.3
Machinery	0.3
Registered Investment Company	0.3
Software	0.3
Telecommunications—Cellular	0.3
Utilities—Pipelines	0.3
Apparel	0.2
Business Services	0.2
Conglomerates	0.2
Diversified Chemicals	0.2
Diversified Operations	0.2
Energy Equipment & Services	0.2
Energy—Exploration & Production	0.2
Environmental Services	0.2
Finance	0.2
Independent Power Producers & Energy Traders	0.2
Lodging	0.2
Metals	0.2
Packaging	0.2
Paper	0.2
Paper & Forest Products	0.2
Publishing	0.2
Restaurants	0.2
Advertising	0.1
Asset-Backed Securities	0.1
Auto Parts & Related	0.1
Broadcasting	0.1
Building Materials—Fixtures and Fittings	0.1
Capital Goods—Others	0.1
Computer Services	0.1
Consumer Products	0.1
Consumer Products—Industrial	0.1
Consumer Products—Non Durable	0.1
Cosmetics & Toiletries	0.1
Defense	0.1
Distribution/Wholesale	0.1
Electric	0.1

See Notes to Financial Statements.

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Entertainment	0.1%
Environmental	0.1
Farming & Agriculture	0.1
Financial Institutions	0.1
Food	0.1
Food & Beverage	0.1
Foods	0.1
Health Care—Pharma	0.1
Home Construction	0.1
Home Furnishings	0.1
Household Durables	0.1
Household Products	0.1
Industrial Products	0.1
Leisure Equipment & Products	0.1
Media—Cable	0.1
Multi—Utilities	0.1
Railroads	0.1
Services Cyclical—Distribution/Logistical	0.1
Services Cyclical—Rental Equipment	0.1
Specialty Retail	0.1
Technology—Hardware	0.1
Technology—Software/Services	0.1
Telecommunications—Satellites	0.1
Textiles & Apparel	0.1
Textiles, Apparel & Luxury Goods	0.1
Utilities—Distribution	0.1
Short-Term Investments	9.1

105.6
Securities Sold Short	(4.6)
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	69

Statement of Assets and Liabilities

as of January 31, 2006 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $416,615,203)	$461,650,107
Affiliated investments (cost $27,631,118)	27,631,118
Foreign currency, at value (cost $5,871,879)	5,934,519
Receivable for investments sold	12,246,475
Interest and dividends receivable	1,866,388
Receivable for Fund shares sold	653,291
Premium paid for interest rate swap agreements	305,414
Unrealized appreciation on forward foreign currency contracts	142,080
Unrealized appreciation on swap agreements	117,906
Tax reclaim receivable	69,715
Prepaid expenses	17,057
Receivable from broker—variation margin	4,311

Total assets	510,638,381

Liabilities
Payable for investments purchased	21,508,696
Securities sold short, at fair value (proceeds $21,607,977)	21,335,067
Payable to custodian	1,445,953
Payable for Fund shares reacquired	685,933
Accrued expenses and other liabilities	449,294
Interest payable on securities sold short	380,802
Management fee payable	367,422
Distribution fee payable	313,422
Premium received for interest rate swap agreements	291,933
Unrealized depreciation on swap agreements	200,745
Unrealized depreciation on forward foreign currency contracts	180,054
Transfer agent fee payable	64,583
Outstanding options written (premiums received $155,157)	31,070
Deferred Trustees’ fees	7,187

Total liabilities	47,262,161

Net Assets	$463,376,220

Net assets were comprised of:
Shares of beneficial interest, at par	$38,582
Paid-in capital, in excess of par	414,765,407

414,803,989
Accumulated net investment loss	(383,270)
Accumulated net realized gain on investments and foreign currency transactions	3,752,680
Net unrealized appreciation on investments and foreign currencies	45,202,821

Net assets, January 31, 2006	$463,376,220

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($120,483,928 ÷ 10,004,112) shares of common stock issued and outstanding)	$12.04
Maximum sales charge (5.50% of offering price)	.70

Maximum offering price to public	$12.74

Class B:
Net asset value and redemption price per share ($192,803,478 ÷ 16,073,163 shares of common stock issued and outstanding)	$12.00

Class C:
Net asset value and redemption price per share ($123,907,327 ÷ 10,328,991 shares of common stock issued and outstanding)	$12.00

Class M:
Net asset value and redemption price per share ($5,815,774 ÷ 485,857 shares of common stock issued and outstanding)	$11.97

Class R:
Net asset value and redemption price per share ($3,589,800 ÷ 297,833 shares of common stock issued and outstanding)	$12.05

Class X:
Net asset value and redemption price per share ($3,298,618 ÷ 274,968 shares of common stock issued and outstanding)	$12.00

Class Z:
Net asset value and redemption price per share ($13,477,295 ÷ 1,117,337 shares of common stock issued and outstanding)	$12.06

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	71

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$4,198,986
Unaffiliated dividends (net of foreign withholding taxes of $31,607)	2,121,541
Affiliated dividends	315,987

Total Income	6,636,514

Expenses
Management fee	1,660,670
Distribution fee—Class A	137,261
Distribution fee—Class B	964,965
Distribution fee—Class C	597,379
Distribution fee—Class M	25,214
Distribution fee—Class R	5,667
Distribution fee—Class X	13,008
Transfer agent’s fees and expenses (including affiliated expenses of $238,000)	287,000
Custodian’s fees and expenses	226,000
Reports to shareholders	68,000
Registration fees	44,000
Legal fee	14,000
Audit fee	8,000
Trustees’ fees and expenses	8,000
Loan interest expense (Note 6)	3,360
Miscellaneous	24,871

Total expenses	4,087,395

Net investment income	2,549,119

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	9,280,312
Financial futures contracts	(51,187)
Options	145,646
Short sales	6,346
Swaps	(147,313)
Foreign currency transactions	48,376

9,282,180

Net change in unrealized appreciation (depreciation) on:
Investments	13,025,912
Financial futures contracts	(387,112)
Options	(94,374)
Short sales	110,842
Swaps	(310,534)
Foreign currencies	(315,173)

12,029,561

Net gain on investments	21,311,741

Net Increase In Net Assets Resulting From Operations	$23,860,860

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,549,119	$2,392,497
Net realized gain on investments and foreign currency transactions	9,282,180	49,084,682
Net change in unrealized appreciation on investments and foreign currencies	12,029,561	4,782,712

Net increase in net assets resulting from operations	23,860,860	56,259,891

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,078,666)	(1,168,585)
Class B	(1,197,432)	(967,627)
Class C	(740,844)	(570,205)
Class M	(34,605)	(10,176)
Class R	(31,491)	(29)
Class X	(15,501)	(4,257)
Class Z	(113,446)	(131,251)

	(3,211,985)	(2,852,130)

Distributions from net realized gains
Class A	(9,105,123)	—
Class B	(16,246,738)	—
Class C	(10,051,763)	—
Class M	(469,527)	—
Class R	(297,054)	—
Class X	(210,312)	—
Class Z	(848,894)	—

	(37,229,411)	—

Fund share transactions (Net of share conversions) (Note 7)
Net proceeds from shares sold	58,583,876	92,347,106
Net asset value of shares issued in reinvestment of distributions	37,414,194	2,630,803
Cost of shares reacquired	(46,566,923)	(76,285,181)

Net increase in net assets resulting from capital stock transactions	49,431,147	18,692,728

Total increase	32,850,611	72,100,489

Net Assets
Beginning of period(a)	430,525,609	358,425,120

End of period	$463,376,220	$430,525,609

(a) Includes undistributed net investment income of:	$—	$279,596

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	73

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Moderate Allocation Fund (the “Fund”), Strategic Partners Conservative Allocation Fund and Strategic Partners Growth Allocation Fund. These financial statements relate only to Strategic Partners Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the six months ended January 31, 2006.

Subadvisers	Fund Segment
Hotchkis & Wiley Capital Management LLC JP Morgan Fleming Asset Management NFJ Investment Group L.P. (effective 12/19/05)	Large-cap value stocks
LSV Asset Management Thornburg Investment Management, Inc.	International stocks
Goldman Sachs Asset Management LP	High yield bonds
Marsico Capital Management, LLC Goldman Sachs Asset Management LP	Large-cap growth stocks
EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small/Mid-cap value stocks
Pacific Investment Management Company LLC	Core fixed income bonds
RS Investment Management, L.P.	Small/Mid-cap growth stocks

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day

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of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	75

Notes to Financial Statements

Cont’d

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

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Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	77

Notes to Financial Statements

Cont’d

premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to

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pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	79

Notes to Financial Statements

Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and

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supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2006.

PIMS has advised the Fund that it has received approximately $388,500 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2006, it has received approximately $146,100, $5,400, $22,700 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

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Notes to Financial Statements

Cont’d

agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2006, the Fund incurred approximately $69,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2006, Prudential Equity Group, a wholly owned subsidiary of Prudential, earned $30 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2006, aggregated $203,684,783 and $188,233,772, respectively.

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Transactions in call options written during the six months ended January 31, 2006 were as follows:

	Number of Contracts/ Swap Notional Amount $(000)	Premium
Balance at beginning of period	15,405	239,985
Written options	9,596,600	54,070
Written swap options	67,000,000	9,457
Expired options	(12,000)	(148,355)
Expired swap options	—	—
Exercised options	(5)	—
Closed options	—	—
Closed swap options	—	—

Balance at end of period	76,600,000	$155,157

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$445,727,048	$49,652,346	$(6,098,169)	$43,554,177

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and passive foreign investment companies.

Note 6. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund utilized the line of credit during

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	83

Notes to Financial Statements

Cont’d

the six months ended January 31, 2006. The average daily balance for the 2 days the Fund had debt outstanding during the six months was approximately $14,250,000 at a weighted average interest rate of approximately 4.21%.

Note 7. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of January 31, 2006, Prudential owns 220 shares, 219 shares and 220 shares of Class M, Class R and Class X shares, respectively.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2006:
Shares sold	1,272,795	$15,522,047
Shares issued in reinvestment of dividends and distributions	837,522	9,732,001
Shares reacquired	(871,104)	(10,691,331)

Net increase (decrease) in shares outstanding before conversion	1,239,213	14,562,717
Shares issued, upon conversion from Class B	487,770	5,760,845

Net increase (decrease) in shares outstanding	1,726,983	$20,323,562

Year ended July 31, 2005:
Shares sold	2,462,808	$29,221,647
Shares issued in reinvestment of dividends and distributions	91,755	1,114,375
Shares reacquired	(1,745,103)	(20,747,599)

Net increase (decrease) in shares outstanding before conversion	809,460	9,588,423
Shares issued upon conversion from Class B	244,093	2,928,682

Net increase (decrease) in shares outstanding	1,053,553	$12,517,105

Class B
Six months ended January 31, 2006:
Shares sold	866,345	$10,596,310
Shares issued in reinvestment of dividends and distributions	1,432,894	16,607,238
Shares reacquired	(1,218,864)	(14,916,980)

Net increase (decrease) in shares outstanding before conversion	1,080,375	12,286,568
Shares issued, upon conversion from Class B	(489,182)	(5,760,845)

Net increase (decrease) in shares outstanding	591,193	$6,525,723

Year ended July 31, 2005:
Shares sold	2,459,071	$28,903,094
Shares issued in reinvestment of dividends and distributions	75,673	913,194
Shares reacquired	(2,449,107)	(28,888,364)

Net increase (decrease) in shares outstanding before conversion	85,637	927,924
Shares issued upon conversion into Class A	(245,202)	(2,928,682)

Net increase (decrease) in shares outstanding	(159,565)	$(2,000,758)

Class C
Six months ended January 31, 2006:
Shares sold	1,065,809	$12,987,780
Shares issued in reinvestment of dividends and distributions	798,899	9,259,237
Shares reacquired	(873,814)	(10,697,567)

Net increase (decrease) in shares outstanding	990,894	$11,549,450

Year ended July 31, 2005:
Shares sold	2,026,024	$23,859,307
Shares issued in reinvestment of dividends and distributions	40,288	485,492
Shares reacquired	(1,947,640)	(22,893,253)

Net increase (decrease) in shares outstanding	118,672	$1,451,546

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	85

Notes to Financial Statements

Cont’d

Class M	Shares	Amount
Six months ended January 31, 2006:
Shares sold	228,373	$2,811,746
Shares issued in reinvestment of dividends and distributions	41,620	481,546
Shares reacquired	(122,946)	(1,503,039)

Net increase (decrease) in shares outstanding	147,047	$1,790,253

October 4, 2004* to July 31, 2005
Shares sold	411,399	$4,914,172
Shares issued in reinvestment of dividends and distributions	760	9,337
Shares reacquired	(73,349)	(869,969)

Net increase (decrease) in shares outstanding	338,810	$4,053,540

Class R
Six months ended January 31, 2006:
Shares sold	282,238	$3,527,616
Shares issued in reinvestment of dividends and distributions	28,203	328,286
Shares reacquired	(12,827)	(154,352)

Net increase (decrease) in shares outstanding	297,614	$3,701,550

October 4, 2004* to July 31, 2005
Shares sold	219	$2,500

Net increase (decrease) in shares outstanding	219	$2,500

Class X
Six months ended January 31, 2006:
Shares sold	81,084	$964,682
Shares issued in reinvestment of dividends and distributions	19,251	223,123
Shares reacquired	(7,824)	(96,695)

Net increase (decrease) in shares outstanding	92,511	$1,091,110

October 4, 2004* to July 31, 2005
Shares sold	200,282	$2,402,910
Shares issued in reinvestment of dividends and distributions	340	4,197
Shares reacquired	(18,165)	(218,786)

Net increase (decrease) in shares outstanding	182,457	$2,188,321

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Class Z	Shares	Amount
Six months ended January 31, 2006:
Shares sold	530,887	$6,412,850
Shares issued in reinvestment of dividends and distributions	67,248	782,763
Shares reacquired	(222,229)	(2,746,114)

Net increase (decrease) in shares outstanding	375,906	$4,449,499

Year ended July 31, 2005:
Shares sold	256,363	$3,043,476
Shares issued in reinvestment of dividends and distributions	8,573	104,208
Shares reacquired	(223,190)	(2,667,210)

Net increase (decrease) in shares outstanding	41,746	$480,474

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	87

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.58

Income from investment operations:
Net investment income	.09
Net realized and unrealized gains (losses) on investment transactions	.57

Total from investment operations	.68

Less Dividends & Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains on investments	(1.07)

Total dividends and distributions	(1.20)

Net asset value, end of period	$12.04

Total Return(a)	5.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$120,484
Average net assets (000)	$108,914
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees(b)	1.31	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)
Net investment income	1.68	%(c)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	246	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2005	2004	2003(b)	2002(b)	2001(b)

$10.96	$9.89	$8.86	$10.70	$12.03

.14	.12	.15	.19	.24
1.61	1.09	1.02	(1.76)	(.83)

1.75	1.21	1.17	(1.57)	(.59)

(.15)	(.14)	(.14)	(.27)	(.14)
—	—	—	—	(.60)

(.15)	(.14)	(.14)	(.27)	(.74)

$12.56	$10.96	$9.89	$8.86	$10.70

16.01%	12.27%	13.29%	(14.92)%	(4.89)%

$103,989	$79,172	$58,862	$50,559	$58,517
$91,030	$72,043	$51,006	$57,234	$56,627

1.32%	1.35%	1.49%	1.48%	1.54%
1.07%	1.10%	1.24%	1.23%	1.29%
1.17%	1.15%	1.66%	1.68%	2.18%

285%	100%	158%	217%	246%

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	89

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.52

Income from investment operations:
Net investment income	.06
Net realized and unrealized gains (losses) on investments transactions	.57

Total from investment operations	.63

Less Distributions:
Distributions from net investment income from investments	(.08)
Distributions from net realized gains from investments	(1.07)

Total distributions	(1.15)

Net asset value, end of period	$12.00

Total Return(a)	5.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$192,804
Average net assets (000)	$191,420
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(b)
Net investment income	.94	%(b)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Annualized.
(c)	Not annualized.
(d)	Calculated based upon weighted average shares outstanding during the period.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2005	2004	2003(b)	2002(b)	2001(b)

$10.92	$9.86	$8.83	$10.63	$12.01

.05	.04	.08	.11	.16
1.61	1.08	1.03	(1.75)	(.84)

1.66	1.12	1.11	(1.64)	(.68)

(.06)	(.06)	(.08)	(.16)	(.10)
—	—	—	—	(.60)

(.06)	(.06)	(.08)	(.16)	(.70)

$12.52	$10.92	$9.86	$8.83	$10.63

15.24%	11.37%	12.58%	(15.56)%	(5.72)%

$193,795	$170,863	$129,759	$107,775	$117,664
$184,197	$157,550	$113,902	$116,960	$109,534

2.07%	2.10%	2.24%	2.23%	2.29%
1.07%	1.10%	1.24%	1.23%	1.29%
.41%	.41%	.91%	.93%	1.43%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	91

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.52

Income from investment operations:
Net investment income	.06
Net realized and unrealized gains (losses) on investments transactions	.57

Total from investment operations	.63

Less Dividends & Distributions:
Dividends from net investment income from investments	(.08)
Distributions from net realized gains from investments	(1.07)

Total distributions	(1.15)

Net asset value, end of period	$12.00

Total Return(a)	5.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$123,907
Average net assets (000)	$118,502
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(b)
Net investment income	.94	%(b)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Annualized.
(c)	Not annualized.
(d)	Calculated based upon weighted average shares outstanding during the period.

See Notes to Financial Statements.

92	Visit our website at www.strategicpartners.com

Class C
Year Ended July 31,
2005	2004	2003(d)	2002(d)	2001(d)

$10.92	$9.86	$8.83	$10.63	$12.01

.05	.04	.08	.11	.16
1.61	1.08	1.03	(1.75)	(.84)

1.66	1.12	1.11	(1.64)	(.68)

(.06)	(.06)	(.08)	(.16)	(.10)
—	—	—	—	(.60)

(.06)	(.06)	(.08)	(.16)	(.70)

$12.52	$10.92	$9.86	$8.83	$10.63

15.24%	11.37%	12.58%	(15.56)%	(5.72)%

$116,893	$100,712	$77,008	$47,165	$34,021
$108,434	$94,252	$59,626	$40,465	$30,623

2.07%	2.10%	2.24%	2.23%	2.29%
1.07%	1.10%	1.24%	1.23%	1.29%
.41%	.41%	.89%	.95%	1.43%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	93

Financial Highlights

(Unaudited) Cont’d

	Class M
	Six Months Ended January 31, 2006		October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.49		$11.34

Income from investment operations:
Net investment income	.03		.09
Net realized and unrealized gains (losses) on investments transactions	.60		1.15

Total from investment operations	.63		1.24

Less Dividends & Distributions:
Dividends from net investment income from investments	(.08)		(.09)
Distributions from net realized gains from investments	(1.07)

Total distributions	(1.15)		(.09)

Net asset value, end of period	$11.97		$12.49

Total Return(a)	5.33%		10.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,816		$4,233
Average net assets (000)	$5,002		$2,203
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.07	%(c)
Net investment income	.93	%(c)	.54	%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based upon weighted average shares outstanding during the period.

See Notes to Financial Statements.

94	Visit our website at www.strategicpartners.com

	Class R
	Six Months Ended January 31, 2006		October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.56		$11.40

Income from investment operations:
Net investment income	.09		.10
Net realized and unrealized gains (losses) on investments transactions	.58		1.19

Total from investment operations	.67		1.29

Less Dividends & Distributions:
Dividends from net investment income from investments	(.11)		(.13)
Distributions from net realized gains from investments	(1.07)		—

Total distributions	(1.18)		(.13)

Net asset value, end of period	$12.05		$12.56

Total Return(a)	5.67%		11.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,590		$3
Average net assets (000)	$2,250		$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.56	%(c)	1.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.07	%(c)
Net investment income	1.49	%(c)	1.02	%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of average daily assets of the Class R Shares.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	95

Financial Highlights

(Unaudited) Cont’d

	Class X
	Six Months Ended January 31, 2006		October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.52		$11.34

Income from investment operations:
Net investment income	.04		.09
Net realized and unrealized gains (losses) on investments transactions	.59		1.18

Total from investment operations	.63		1.27

Less Dividends & Distributions:
Dividends from net investment income from investments	(.08)		(.09)
Distributions from net realized gains from investments	(1.07)

Total distributions	(1.15)		(.09)

Net asset value, end of period	$12.00		$12.52

Total Return(a)	5.33	%(d)	11.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,299		$2,284
Average net assets (000)	$2,581		$1,105
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.07	%(c)
Net investment income	.92	%(c)	.59	%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based upon weighted average shares outstanding during the period.

See Notes to Financial Statements.

96	Visit our website at www.strategicpartners.com

Financial Highlights

JANUARY 31, 2006	SEMIANNUAL REPORT

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$12.58

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains (losses) on investments transactions	0.61

Total from investment operations	0.69

Less Distributions:
Distributions from net investment income from investments	(0.14)
Distributions from net realized gains from investments	(1.07)

Total distributions	(1.21)

Net asset value, end of year	$12.06

Total Return(a)	5.84%
Ratios/Supplemental Data:
Net assets, end of year (000)	$13,477
Average net assets (000)	$10,538
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.06	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)
Net investment income	1.91	%(c)

See Notes to Financial Statements.

98	Visit our website at www.strategicpartners.com

Class Z
Year Ended July 31,
2005	2004	2003(e)	2002(e)	2001(e)

$10.97	$9.90	$8.87	$10.72	$12.05

.17	.15	.16	.22	.25
1.62	1.09	1.03	(1.77)	(.82)

1.79	1.24	1.19	(1.55)	(.57)

(.18)	(.17)	(.16)	(.30)	(.16)
—	—	—	—	(.60)

(.18)	(.17)	(.16)	(.30)	(.76)

$12.58	$10.97	$9.90	$8.87	$10.72

16.36%	12.53%	13.54%	(14.70)%	(4.75)%

$9,329	$7,678	$8,679	$2,749	$4,272
$8,425	$9,098	$4,090	$4,262	$2,685

1.07%	1.10%	1.24%	1.23%	1.29%
1.07%	1.10%	1.24%	1.23%	1.29%
1.41%	1.41%	1.86%	1.93%	2.39%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund	99

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of Strategic Partners Asset Allocation Funds (the “Trust”) oversees the management of each of the Trust’s Funds, and, as required by law, is responsible for the approval of each Fund’s investment advisory agreements. At a meeting held on November 30, 2005, the Board met and approved a new investment subadvisory agreement for each Fund. The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the agreement are discussed separately below.

Pursuant to recommendations from Prudential Investments LLC (“PI”), the Board approved a new investment subadvisory agreement with NFJ Investment Group, L.P. (“NFJ”). PI recommended that the Board approve NFJ as an additional subadvisor to join the existing subadvisors managing each Fund’s large capitalization value sleeve. PI recommended the addition of NFJ to join the Funds’ existing subadvisors, because one of the Funds’ existing subadvisors had reached its capacity limits earlier in the year.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to each Fund by the current subadvisors under the current subadvisory agreements and those that would be provided to the Funds by NFJ under the new subadvisory agreement. The Board considered PI’s representation that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisors and NFJ are each required to provide day-to-day portfolio management services and comply with all Trust policies and applicable rules and regulations. With respect to the quality of services, the Board considered, among other things, the background and experience of NFJ’s portfolio management team. The Board had previously met in person with representatives of NFJ and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Funds. The Board was also provided with information pertaining to NFJ’s organizational structure, senior management, investment operations, and other relevant information pertaining to NFJ. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to NFJ, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire NFJ.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Funds by NFJ and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by NFJ under the new subadvisory agreement should be similar to the quality of similar services provided by the existing subadvisors under the existing subadvisory agreements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund

Approval of Advisory Agreement (continued)

Performance of the Funds

The Board received and considered information about the Funds’ historical performance, noting that for the one-year, three-year and five-year time periods ended December 31, 2004, the Funds’ returns each outperformed the median of the group of funds that was most similar to the Funds (the “Peer Group”), as well as the appropriate benchmark. The funds included in the Peer Group are objectively determined solely by Lipper, Inc., an independent provider of investment company data. The Board also received and considered the performance of the large capitalization value sleeves of each of the Funds.

The Board received and considered information regarding the performance of other investment companies managed by NFJ utilizing an investment style and strategy similar to that proposed for the Funds, noting that NFJ had generally outperformed the various benchmarks over the same time period. The Board recognized that past performance is not predictive of future results.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by PI to NFJ under the proposed new subadvisory agreement, including, which called for the following fee rate:

0.40% first $50 million

0.38% next $50 million

0.34% next $50 million

0.30% next $200 million

0.28% over $350 million

The Board further noted that the proposed fee rate called for the assets managed by NFJ in the Funds to be aggregated with assets managed by NFJ in the Strategic Partners Style Specific Funds - Strategic Partners Small Capitalization Value Fund and the assets managed by NFJ in the Target Portfolio Trust – Small Capitalization Value Portfolio.

The Board also considered, among other things, the fee rate payable to NFJ by any other funds with investment objective similar to that of the Funds for which NFJ serves as subadvisor. As a result of the above considerations, the Board concluded that NFJ’s proposed fee rate under the new agreement was reasonable.

Subadvisor’s Profitability

Because the engagement of NFJ is new, there is no historical profitability with regard to its arrangements with the Funds. As a result, this factor was not considered by the Board.

Visit our website at www.strategicpartners.com

Economies of Scale

The Board considered information about the potential of PI and NFJ to experience economies of scale as the Portfolio grows in size. The Board noted that PI’s management fee rate and NFJ’s proposed subadvisory fee rate each contained breakpoints, and, accordingly, each reflected the potential for shareholders to share in potential economies of scale as the Funds grow.

Other Benefits to the Subadvisor or Its Affiliates from Serving as Subadvisor

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by NFJ and its affiliates as a result of NFJ’s relationship with the Trust. The Board concluded that any potential benefits to be derived by NFJ included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisors to mutual funds.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Allocation Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helen Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, LP	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Moderate Allocation Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Moderate Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	MDGWX	PDMZX
CUSIP	86276X889	86276X871	86276X863	86276X814	86276X780	86276X798	86276X855

MFSP504E4    IFS-A116075    Ed. 03/2006

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 30, 2006

*	Print the name and title of each signing officer under his or her signature.